                                [PASTE-UP LOGO]
                STAGECOACH LIFEPATH-REGISTERED TRADEMARK- FUNDS

                              INSTITUTIONAL CLASS

                     -------------------------------------
                              SEMI- ANNUAL REPORT
                     -------------------------------------

                      LIFEPATH-REGISTERED TRADEMARK- 2000
                      LIFEPATH-REGISTERED TRADEMARK- 2010
                      LIFEPATH-REGISTERED TRADEMARK- 2020
                      LIFEPATH-REGISTERED TRADEMARK- 2030
                      LIFEPATH-REGISTERED TRADEMARK- 2040

                                AUGUST 31, 1995

                          ADVISED BY WELLS FARGO BANK
                  SPONSORED AND DISTRIBUTED BY STEPHENS INC.,
                                MEMBER NYSE/SIPC

TABLE OF CONTENTS

  LIFEPATH FUNDS

Letter to Shareholders.....................................           1
Investment Adviser Discussion..............................           2

STAGECOACH TRUST
  Statement of Assets and Liabilities......................           6
  Statement of Operations..................................           8
  Statements of Changes in Net Assets......................          10
  Financial Highlights.....................................          14
  Notes to the Financial Statements........................          19

MASTER INVESTMENT PORTFOLIO
PORTFOLIOS OF INVESTMENTS
  LifePath Master Series...................................          24

MASTER INVESTMENT PORTFOLIO
  Statement of Assets and Liabilities......................          84
  Statement of Operations..................................          86
  Statements of Changes in Net Assets......................          88
  Notes to the Financial Statements........................          93

LETTER TO LIFEPATH SHAREHOLDERS

    The six-month period ending August 31, 1995 was an exciting time to be an investor. This period also provided long-term investors a valuable lesson on the unpredictability of short-term market behavior.

    In the United States equity market, the return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") was 16.81% for this six-month period -- a handsome half-year return by almost any standard. This followed a lackluster 1994, in which the S&P 500 Index gained only 1.31% for the entire year. The lesson: long-term investors who stay invested will generally benefit from surprising market rallies when they occur.

    In the United States bond market, the Lehman Brothers Aggregate Bond Index returned 7.79% during the same period, another excellent performance. This followed an unusually depressed 1994, in which the index lost 2.92%. The lesson: long-term investors who stay invested can let the good times smooth out the bad times.

    A financial climate such as the one we have experienced so far in 1995 is not extraordinary. In fact, markets often behave in surprising and unpredictable ways. That's why we believe you should not focus just on short-term results for particular periods. We believe you should view the long-term performance potential of your investments in the context of your personal financial circumstances.

    To optimize your investment results, you should evaluate your own personal situation. Do you have any liquidity requirements? What are your financial goals? What will your need for money be in the future? When will you need it? Analyze your objectives. Maintain a diversified portfolio and develop a long-term perspective consistent with your goals. Also, invest in what you understand.

    The following pages will help you understand your Stagecoach
LifePath-Registered Trademark- Funds. They contain fund performance and evaluation, strategy details, portfolio holdings, comments from the portfolio managers and other important information.

    The Stagecoach LifePath-Registered Trademark- Funds look forward to continuing to help you pursue your financial goals.

STAGECOACH FUNDS                                                     AUGUST 1995

LIFEPATH FUNDS

                                                                                                  AVERAGE ANNUAL TOTAL RETURNS
PERFORMANCE AS OF 8/31/951                                                                               (INSTITUTIONAL CLASS)
------------------------------------------------------------------------------------------------------------------------------
                                                                                       One Year  Life of Fund (3/1/94-8/31/95)
LifePath 2000                                                                            10.53%                          6.95%
LifePath 2010                                                                            14.38%                          9.83%
LifePath 2020                                                                            16.52%                         11.50%
LifePath 2030                                                                            18.45%                         12.73%
LifePath 2040                                                                            19.22%                         14.11%

1. Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions at net asset value. Past performance is not predictive of future results. Cumulative total return, as set forth below, for the six months ended August 31, 1995 represents the cumulative increase in value of an investment over such period assuming reinvestment of dividends and capital gain distributions, if any, at net asset value. The investment return and principal value of a share of the Funds will fluctuate with market conditions so that shares of the Funds, when redeemed, may be worth more or less than their original cost.

WHAT WAS THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF THE FUNDS FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1995?

The six-month cumulative performance for the institutional class of the Funds was as follows:

                                                                           SIX-MONTH TOTAL RETURN
-------------------------------------------------------------------------------------------------
LifePath 2000                                                                               8.04%
LifePath 2010                                                                              11.17%
LifePath 2020                                                                              12.79%
LifePath 2030                                                                              14.63%
LifePath 2040                                                                              15.48%

HOW HAVE FALLING INTEREST RATES AFFECTED THE FUNDS' PERFORMANCE?

Falling interest rates and continued strong domestic corporate earnings have been the major factors behind the strong rally in U.S. stock and bond markets during the first eight months of 1995. 1994 was dominated by one of the worst bear markets in the history of the U.S. bond market. During that year the yield on 30-year Treasury bonds increased from 6.49% (as of December 31, 1993) to 7.92% (as of December 31, 1994). The Federal Reserve's decision to hike the discount rate six times during 1994 (from 3.0% to 5.5%) in order to reduce inflationary pressure contributed to the U.S. bond market's poor showing. Fortunately, 1995 has seen the reversal of this interest rate cycle, and the bond market has recovered most of last year's fall. As of August 31, 1995, the yield on 30-year Treasury bonds had dropped to 6.72%.

WHAT WAS THE ASSET MIX OF THE FUNDS AS OF AUGUST 31, 1995?

                                         LIFEPATH   LIFEPATH   LIFEPATH   LIFEPATH   LIFEPATH
                                             2000       2010       2020       2030       2040
---------------------------------------------------------------------------------------------
STOCKS
Large Capitalization -- Growth               3.24%     16.02%     23.20%     27.72%     36.53%
Large Capitalization -- Value                7.03      17.16      22.12      25.82      27.75
Medium Capitalization -- Growth              2.90       2.98       3.45       4.35       5.83
Medium Capitalization -- Value               3.10       3.05       3.67       4.47       5.62
Small Capitalization -- Growth               0.18       0.07       0.35       0.28       0.10
Small Capitalization -- Value                0.15       0.05       0.27       0.19       0.07
Micro Capitalization                         0.01       0.01       0.03       0.03       0.01
Utilities                                    0.98       0.90       0.96       1.03       0.64
International (Japan)                        1.72       2.51       3.82       4.39       5.18
International (non-Japan)                    3.39       8.20      10.89      13.25      14.44

BONDS
Long-Term Governments                        3.74       2.65       5.91      11.39       2.72
Long-Term Corporates                            0          0          0          0          0
Intermediate-Term Governments               55.21      39.08      20.60       3.88       0.23
Intermediate-Term Corporates                    0          0          0          0          0
Mortgage-backed Securities                      0          0          0          0          0
Foreign                                         0          0          0          0          0

MONEY MARKETS
U.S. Treasury Bills                         18.35       7.33       4.74       3.20       0.86

    (Any differences between the percentages above and the percentages shown in the Porfolio of Investments are due to unsettled trades and allocations to large cap stocks through S&P 500 futures contracts.)

HOW HAVE THE FUNDS PERFORMED RELATIVE TO THE MARKET?

The LifePath Funds2 performed as we would have expected given the market conditions over the past six months. The LifePath Funds are global flexible funds that allocate assets among domestic and international stocks, bonds and money

2. The Stagecoach LifePath Funds are organized in a "master-feeder" structure. Instead of investing directly in individual securities, the "feeder" funds, which are offered to the public, hold interests in a Master Series that, in turn, invests in individual securities. The Master Series has engaged Wells Fargo Bank as adviser, and Wells Fargo Nikko Investment Advisors, as sub-adviser, to invest its assets according to its investment objectives. References to the LifePath Funds are to the feeder funds or the Master Series as the context requires. LifePath,-Registered Trademark- LifePath 2000,-Registered Trademark- LifePath 2010,-Registered Trademark- LifePath 2020,-Registered Trademark- LifePath 2030,-Registered Trademark- and LifePath 2040-Registered Trademark- are registered trademarks of Wells Fargo Nikko Investment Advisors.

market instruments based on each Fund's investment horizon. Those Funds with longer investment horizons (e.g., LifePath 2040) allocate a higher portion of their portfolio to investments typically having higher potential returns and risk, such as domestic and international stocks. Those Funds with shorter investment horizons (e.g., LifePath 2000) allocate a higher portion of their portfolio to lower-risk assets such as money market instruments and bonds. Given their respective allocation strategies, we expect the shorter LifePath Funds (e.g., LifePath 2000) to perform more similarly to bonds and the longer LifePath Funds (e.g., LifePath 2040) to perform more similarly to stocks. The domestic bond market as measured by the Lehman Brothers Aggregate Bond Index3 returned 7.79% over the six-month period beginning March 1, 1995 and ending August 31, 1995, while the domestic equity market as measured by the S&P 500 Index3 returned 16.81% over this period.

HAVE LAST YEAR'S CHANGES ADDED VALUE?

In September of 1994 we informed shareholders that we would be making some improvements to the model. The major effect of these improvements was to increase the equity exposure in the Funds, particularly in the LifePath 2010-2030 Funds. This improvement has already paid off, as equities have outperformed bonds since the change was made last September. Of course, there can be no assurance that this outperformance will continue.

WHY WAS THE MODEL CHANGED TO INCREASE THE MAXIMUM ALLOWABLE EXPOSURE TO INTERNATIONAL EQUITIES FROM 10% TO 20%?

The main reason for this change was to improve diversification. Such a change should be expected to reduce rather than increase market risk, given that the increased international exposure will mainly be funded by assets that were invested in domestic equities. It turns out that a portfolio made up of both

3. The Lehman Brothers Aggregate Bond Index includes substantially all significant issues in the U.S. bond market, including government and corporate bonds, mortgage-backed securities, and asset-backed securities. The S&P 500 Index is an unmanaged index of stocks composed of 500 industrial, financial, utility and transportation companies. "S&P-Registered Trademark-" and "S&P 500-Registered Trademark-" are trademarks of The McGraw-Hill Companies, Inc. Investors should note that the Funds are professionally managed mutual funds while the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged, do not incur expenses, and are not available directly for investment. If operating expenses such as the Funds' had been applied to the indexes, their performance would have been lower. Treasury bonds are issued by the United States Treasury.

domestic and international equities can be expected to be of lower risk (where risk is measured as standard deviation of returns) than a portfolio containing only domestic equities.

WHAT IS THE ADVANTAGE OF USING A MODEL RATHER THAN TRADITIONAL ACTIVE MANAGEMENT METHODS?

Investing is to a large extent a matter of defining and managing risk. The SHORT-TERM RISK of losing money is the type of risk most investors think about. But in many cases (especially for investors with long investment horizons) the larger risk is LONG-TERM RISK, that of outliving your savings if the returns on your investments do not sufficiently outpace inflation. We believe that risk is best measured and managed using quantitative techniques. The LifePath Funds use a model to measure risk and implement investment programs to maximize return for given levels of desired risk. Models, unlike people, are not driven by emotions. Instead, our models maintain a disciplined approach to the risks and rewards of the securities markets.

THE PROPOSED SALE OF WELLS FARGO NIKKO INVESTMENT ADVISORS, THE SUB-ADVISER TO THE MASTER SERIES IN WHICH THE FUNDS INVEST SUBSTANTIALLY ALL THEIR ASSETS, TO BARCLAY'S BANK PLC WAS RECENTLY ANNOUNCED. HOW WILL THE SALE AFFECT THE FUNDS AND THE MASTER SERIES?

The sale of Wells Fargo Nikko Investment Advisors ("WFNIA") to Barclays Bank PLC is not anticipated to have any effect on the investment objective or overall investment strategy of the Funds or Master Series. Barclays has informed the Trust that the same team of investment professionals will continue to manage each Master Series using the same model. As in the past, the model is likely to continue to be refined.

Barclays Bank PLC is one of the oldest and largest financial institutions in the world, with approximately $264 billion in total assets as of June 30, 1995. Barclays has indicated that it intends to reorganize WFNIA into an organization which will be named "BZW Global Investors." Shareholders will be mailed more detailed information as it becomes available.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
AUGUST 31, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In corresponding Master
    Series, at market value
    (Note 1)                       $80,305,241       $71,555,514      $118,280,980
  Receivables:
    Dividends and interest             663,042           494,997           650,792
    Fund shares sold                   354,143           180,600           199,424
TOTAL ASSETS                        81,322,426        72,231,111       119,131,196
LIABILITIES
PAYABLES:
  Fund shares redeemed                  17,082                 0                 0
  Due to sponsor and
    distributor                         41,308            30,622            56,827
  Due to Wells Fargo Bank               39,409            34,661            57,488
TOTAL LIABILITIES                       97,799            65,283           114,315
TOTAL NET ASSETS
                                   $81,224,627       $72,165,828      $119,016,881
NET ASSETS CONSIST OF:
  Paid-in capital - Retail
    class                          $65,541,717       $42,984,917      $ 82,915,994
  Paid-in capital -
    Institutional class             11,214,281        23,166,740        22,917,318
  Undistributed net
    investment income                  582,325           429,714           536,476
  Undistributed net realized
    gain on investment                 961,249           941,405         2,339,044
  Net unrealized
    appreciation of
    investments                      2,925,055         4,643,052        10,308,049
TOTAL NET ASSETS                   $81,224,627       $72,165,828      $119,016,881
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
 PER SHARE
Net assets - Retail class          $69,339,792       $47,117,202      $ 93,331,506
Shares outstanding - Retail
  class                              6,614,764         4,325,879         8,258,513
Net asset value and offering
  price per share - Retail
  class                                 $10.48            $10.89            $11.30
Net assets - Institutional
  class                            $11,884,835       $25,048,626      $ 25,685,375
Shares outstanding -
  Institutional class                1,130,400         2,289,137         2,272,713
Net asset value and offering
  price per share -
  Institutional class                   $10.51            $10.94            $11.30
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                          FUND              FUND
----------------------------------------------------------------
ASSETS
INVESTMENTS:
  In corresponding Master
    Series, at market value
    (Note 1)                       $79,590,189      $118,025,705
  Receivables:
    Dividends and interest             343,798           394,085
    Fund shares sold                   329,803           309,715
TOTAL ASSETS                        80,263,790       118,729,505
LIABILITIES
PAYABLES:
  Fund shares redeemed                       0                 0
  Due to sponsor and
    distributor                         37,983            56,773
  Due to Wells Fargo Bank               38,488            55,747
TOTAL LIABILITIES                       76,471           112,520
TOTAL NET ASSETS
                                   $80,187,319      $118,616,985
NET ASSETS CONSIST OF:
  Paid-in capital - Retail
    class                          $55,038,939      $ 85,131,619
  Paid-in capital -
    Institutional class             15,282,055        18,289,381
  Undistributed net
    investment income                  267,328           281,565
  Undistributed net realized
    gain on investment               1,937,166         3,836,129
  Net unrealized
    appreciation of
    investments                      7,661,831        11,078,291
TOTAL NET ASSETS                   $80,187,319      $118,616,985
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
 PER SHARE
Net assets - Retail class          $62,868,740      $ 97,852,316
Shares outstanding - Retail
  class                              5,462,978         8,252,829
Net asset value and offering
  price per share - Retail
  class                                 $11.51            $11.86
Net assets - Institutional
  class                            $17,318,579      $ 20,764,669
Shares outstanding -
  Institutional class                1,501,931         1,749,329
Net asset value and offering
  price per share -
  Institutional class                   $11.53            $11.87
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES
  Dividends                          $ 231,180         $ 400,633        $  885,515
  Interest                           1,776,466         1,063,247         1,174,246
  Expenses                            (194,684)         (164,432)         (277,263)
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES                              1,812,962         1,299,448         1,782,498
EXPENSES (NOTE 2)
  Administration fees                   35,554            30,000            50,529
  Shareholder servicing fees            71,106            59,998           101,057
  Transfer agency fees                  35,554            30,000            50,529
  Distribution fees - Retail
    class                               76,930            51,971           100,017
TOTAL EXPENSES                         219,144           171,969           302,132
NET INVESTMENT INCOME                1,593,818         1,127,479         1,480,366
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ALLOCATED
 FROM MASTER SERIES
  Net realized gain on sale
    of investments                     846,611           857,989         2,307,303
  Net change in unrealized
    appreciation of
    investments                      2,879,746         4,078,107         7,944,648
NET GAIN ON INVESTMENTS              3,726,357         4,936,096        10,251,951
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $5,320,175        $6,063,575       $11,732,317
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                          FUND              FUND
----------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES
  Dividends                          $ 672,137       $ 1,068,055
  Interest                             478,828           263,826
  Expenses                            (180,302)         (253,974)
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES                                970,663         1,077,907
EXPENSES (NOTE 2)
  Administration fees                   32,828            46,181
  Shareholder servicing fees            65,656            92,359
  Transfer agency fees                  32,828            46,181
  Distribution fees - Retail
    class                               64,888            95,815
TOTAL EXPENSES                         196,200           280,536
NET INVESTMENT INCOME                  774,463           797,371
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ALLOCATED
 FROM MASTER SERIES
  Net realized gain on sale
    of investments                   2,120,300         3,797,359
  Net change in unrealized
    appreciation of
    investments                      5,611,723         7,949,143
NET GAIN ON INVESTMENTS              7,732,023        11,746,502
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $8,506,486       $12,543,873
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                              LIFEPATH 2000 FUND
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income            $ 1,593,818       $ 1,861,823
  Net realized gain (loss)
    on sale of investments             846,611           167,080
  Net change in unrealized
    appreciation of
    investments                      2,879,746            45,309
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           5,320,175         2,074,212
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    Retail class                    (1,289,510)       (1,272,285)
    Institutional class               (194,004)         (117,516)
  From net realized gain
    (loss) on sales of
    investments
    Retail class                             0           (47,137)
    Institutional class                      0            (5,304)
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold
    - Retail class                  25,039,389        79,821,113
  Reinvestment of dividends
    - Retail class                   1,206,131         1,242,642
  Cost of shares redeemed -
    Retail class                   (14,833,448)      (26,934,112)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - RETAIL
 CLASS                              11,412,072        54,129,643
  Proceeds from shares sold
    - Institutional class            5,854,274         8,826,786
  Reinvestment of dividends
    - Institutional class              194,005           122,820
  Cost of shares redeemed -
    Institutional class             (2,188,526)       (1,605,078)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                 3,859,753         7,344,528
INCREASE IN NET ASSETS              19,108,486        62,106,141
NET ASSETS:
Beginning net assets                62,116,141            10,000
ENDING NET ASSETS                  $81,224,627       $62,116,141
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         2,447,030         8,149,639
  Shares issued in
    reinvestment of
    dividends - Retail class           119,357           129,306
  Shares redeemed - Retail
    class                           (1,454,831)       (2,775,736)
NET INCREASE IN SHARES
 OUTSTANDING - RETAIL CLASS          1,111,556         5,503,209
  Shares sold -
    Institutional class                570,227           905,140
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 19,122            12,783
  Shares redeemed -
    Institutional class               (213,407)         (164,464)
NET INCREASE IN SHARES
 OUTSTANDING - INSTITUTIONAL
 CLASS                                 375,942           753,459
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              LIFEPATH 2010 FUND                  LIFEPATH 2020 FUND
                              ----------------------------------  ----------------------------------
                                   (UNAUDITED)           FOR THE       (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED           FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,  SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995   AUGUST 31, 1995              1995
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income            $ 1,127,479       $ 1,293,590       $ 1,480,366       $ 1,710,504
  Net realized gain (loss)
    on sale of investments             857,989           298,374         2,307,303            31,741
  Net change in unrealized
    appreciation of
    investments                      4,078,107           564,945         7,944,648         2,363,401
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           6,063,575         2,156,909        11,732,317         4,105,646
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    Retail class                      (719,904)         (792,655)       (1,069,829)       (1,059,929)
    Institutional class               (291,974)         (186,822)         (290,402)         (234,233)
  From net realized gain
    (loss) on sales of
    investments
    Retail class                             0          (164,665)                0                 0
    Institutional class                      0           (50,293)                0                 0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold
    - Retail class                  13,390,954        44,016,587        29,443,131        76,248,722
  Reinvestment of dividends
    - Retail class                     706,019           938,718         1,056,694         1,036,090
  Cost of shares redeemed -
    Retail class                    (7,248,585)       (8,818,777)      (11,418,397)      (13,450,247)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - RETAIL
 CLASS                               6,848,388        36,136,528        19,081,428        63,834,565
  Proceeds from shares sold
    - Institutional class           14,264,385        14,259,774        11,040,040        19,610,472
  Reinvestment of dividends
    - Institutional class              291,974           237,115           290,402           234,233
  Cost of shares redeemed -
    Institutional class             (4,082,172)       (1,814,335)       (4,420,587)       (3,847,242)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                10,474,187        12,682,554         6,909,855        15,997,463
INCREASE IN NET ASSETS              22,374,272        49,781,556        36,363,369        82,643,512
NET ASSETS:
Beginning net assets                49,791,556            10,000        82,653,512            10,000
ENDING NET ASSETS                  $72,165,828       $49,791,556      $119,016,881       $82,653,512
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         1,274,137         4,487,768         2,723,538         7,760,327
  Shares issued in
    reinvestment of
    dividends - Retail class            68,203            97,829            99,122           107,008
  Shares redeemed - Retail
    class                             (695,452)         (906,606)       (1,058,158)       (1,373,325)
NET INCREASE IN SHARES
 OUTSTANDING - RETAIL CLASS            646,888         3,678,991         1,764,502         6,494,010
  Shares sold -
    Institutional class              1,344,589         1,459,857         1,024,193         2,005,382
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 28,017            24,706            27,230            24,204
  Shares redeemed -
    Institutional class               (383,009)         (186,023)         (413,200)         (396,096)
NET INCREASE IN SHARES
 OUTSTANDING - INSTITUTIONAL
 CLASS                                 989,597         1,298,540           638,223         1,633,490
----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                              LIFEPATH 2030 FUND
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income             $  774,463        $  974,574
  Net realized gain (loss)
    on sale of investments           2,120,300          (183,134)
  Net change in unrealized
    appreciation of
    investments                      5,611,723         2,050,109
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           8,506,486         2,841,549
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    Retail class                      (573,437)         (626,319)
    Institutional class               (155,986)         (125,966)
  From net realized gain
    (loss) on sales of
    investments
    Retail class                             0                 0
    Institutional class                      0                 0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold
    - Retail class                  20,979,712        46,409,294
  Reinvestment of dividends
    - Retail class                     568,328           620,208
  Cost of shares redeemed -
    Retail class                    (5,978,535)       (7,560,069)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - RETAIL
 CLASS                              15,569,505        39,469,433
  Proceeds from shares sold
    - Institutional class            8,122,067        10,945,015
  Reinvestment of dividends
    - Institutional class              155,987           125,966
  Cost of shares redeemed -
    Institutional class             (2,272,241)       (1,804,740)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                 6,005,813         9,266,241
INCREASE IN NET ASSETS              29,352,381        50,824,938
NET ASSETS:
Beginning net assets                50,834,938            10,000
ENDING NET ASSETS                  $80,187,319       $50,834,938
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         1,913,455         4,756,966
  Shares issued in
    reinvestment of
    dividends - Retail class            52,755            64,274
  Shares redeemed - Retail
    class                             (547,849)         (776,623)
NET INCREASE IN SHARES
 OUTSTANDING - RETAIL CLASS          1,418,361         4,044,617
  Shares sold -
    Institutional class                743,468         1,121,285
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 14,419            13,083
  Shares redeemed -
    Institutional class               (206,555)         (184,769)
NET INCREASE IN SHARES
 OUTSTANDING - INSTITUTIONAL
 CLASS                                 551,332           949,599
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              LIFEPATH 2040 FUND
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income            $   797,371        $  828,402
  Net realized gain (loss)
    on sale of investments           3,797,359            38,771
  Net change in unrealized
    appreciation of
    investments                      7,949,143         3,129,146
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          12,543,873         3,996,319
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    Retail class                      (600,763)         (515,015)
    Institutional class               (127,691)         (100,738)
  From net realized gain
    (loss) on sales of
    investments
    Retail class                             0                 0
    Institutional class                      0                 0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold
    - Retail class                  43,481,496        63,522,813
  Reinvestment of dividends
    - Retail class                     611,139           514,110
  Cost of shares redeemed -
    Retail class                   (12,792,413)      (10,205,526)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - RETAIL
 CLASS                              31,300,222        53,831,397
  Proceeds from shares sold
    - Institutional class           11,989,602        11,844,340
  Reinvestment of dividends
    - Institutional class              127,690           100,738
  Cost of shares redeemed -
    Institutional class             (3,328,540)       (2,454,449)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                 8,788,752         9,490,629
INCREASE IN NET ASSETS              51,904,393        66,702,592
NET ASSETS:
Beginning net assets                66,712,592            10,000
ENDING NET ASSETS                 $118,616,985       $66,712,592
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         3,867,718         6,450,959
  Shares issued in
    reinvestment of
    dividends - Retail class            55,214            52,581
  Shares redeemed - Retail
    class                           (1,141,816)       (1,031,827)
NET INCREASE IN SHARES
 OUTSTANDING - RETAIL CLASS          2,781,116         5,471,713
  Shares sold -
    Institutional class              1,070,018         1,198,550
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 11,496            10,318
  Shares redeemed -
    Institutional class               (293,852)         (248,200)
NET INCREASE IN SHARES
 OUTSTANDING - INSTITUTIONAL
 CLASS                                 787,662           960,668
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  LIFEPATH 2000 FUND
                                                  --------------------------------------------------
                                                       INSTITUTIONAL CLASS              RETAIL CLASS
                                                  ------------------------  ------------------------
                                                  (UNAUDITED)         YEAR  (UNAUDITED)         YEAR
                                                   SIX MONTHS        ENDED   SIX MONTHS        ENDED
                                                        ENDED     FEBRUARY        ENDED     FEBRUARY
                                                   AUGUST 31,          28,   AUGUST 31,          28,
                                                         1995         1995         1995         1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.94       $10.00       $ 9.92       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.22         0.35         0.22         0.34
  Net realized and unrealized gain/(loss) on
    investments                                          0.57        (0.12)        0.56        (0.14)
TOTAL FROM INVESTMENT OPERATIONS                         0.79         0.23         0.78         0.20
LESS DISTRIBUTIONS:
  Dividends from net investment income                  (0.22)       (0.28)       (0.22)       (0.27)
  Distributions from net realized capital gains          0.00        (0.01)        0.00        (0.01)
TOTAL FROM DISTRIBUTIONS                                (0.22)       (0.29)       (0.22)       (0.28)
NET ASSET VALUE, END OF PERIOD                         $10.51       $ 9.94       $10.48       $ 9.92
TOTAL RETURN (NOT ANNUALIZED)                            8.04%        2.38%        7.97%        2.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                     $11,885       $7,499      $69,340      $54,617
  Number of shares outstanding, end of period
    (000)                                               1,130          754        6,615        5,503
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)             0.95%        0.95%        1.20%        1.20%
  Ratio of net investment income to average net
    assets(1)                                            4.69%        4.89%        4.44%        4.62%
Portfolio turnover(2)                                       -            -            -            -
----------------------------------------------------------------------------------------------------
(1) This ratio includes expenses charged to the
  Master Series.
(2) The Funds invest all of their assets in the
  corresponding Master Series, hence no
  securities-related activity.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  LIFEPATH 2010 FUND
                              ------------------------------------------------------
                                     INSTITUTIONAL CLASS                RETAIL CLASS
                              --------------------------  --------------------------
                               (UNAUDITED)                 (UNAUDITED)
                                SIX MONTHS          YEAR    SIX MONTHS          YEAR
                                     ENDED         ENDED         ENDED         ENDED
                                AUGUST 31,  FEBRUARY 28,    AUGUST 31,  FEBRUARY 28,
                                      1995          1995          1995          1995
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $10.02        $10.00        $ 9.99        $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.19          0.33          0.19          0.34
  Net realized and
    unrealized gain/(loss)
    on investments                    0.92          0.01          0.90         (0.02)
TOTAL FROM INVESTMENT
  OPERATIONS                          1.10          0.34          1.09          0.32
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.19)        (0.27)        (0.19)        (0.28)
  Distributions from net
    realized capital gains            0.00         (0.05)         0.00         (0.05)
TOTAL FROM DISTRIBUTIONS             (0.19)        (0.32)        (0.19)        (0.33)
NET ASSET VALUE, END OF
  PERIOD                            $10.94        $10.02        $10.89         $9.99
TOTAL RETURN (NOT
  ANNUALIZED)                        11.17%         3.53%        11.00%         3.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                          $25,049       $13,028       $47,117       $36,764
  Number of shares
    outstanding, end of
    period (000)                     2,289         1,300         4,326         3,679
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)             0.95%         0.95%         1.20%         1.20%
  Ratio of net investment
    income to average net
    assets(1)                         3.92%         4.61%         3.67%         4.40%
Portfolio turnover(2)                    -             -             -             -
------------------------------------------------------------------------------------
(1) This ratio includes
  expenses charged to the
  Master Series.
(2) The Funds invest all of
  their assets in the
  corresponding Master
  Series, hence no
  securities-related
  activity.

                                                                  LIFEPATH 2020 FUND
                              ------------------------------------------------------
                                     INSTITUTIONAL CLASS                RETAIL CLASS
                              --------------------------  --------------------------
                               (UNAUDITED)                 (UNAUDITED)
                                SIX MONTHS          YEAR    SIX MONTHS          YEAR
                                     ENDED         ENDED         ENDED         ENDED
                                AUGUST 31,  FEBRUARY 28,    AUGUST 31,  FEBRUARY 28,
                                      1995          1995          1995          1995
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $10.17        $10.00        $10.17        $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.16          0.30          0.15          0.28
  Net realized and
    unrealized gain/(loss)
    on investments                    1.13          0.12          1.13          0.12
TOTAL FROM INVESTMENT
  OPERATIONS                          1.29          0.42          1.28          0.40
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.16)        (0.25)        (0.15)        (0.23)
  Distributions from net
    realized capital gains            0.00          0.00          0.00          0.00
TOTAL FROM DISTRIBUTIONS             (0.16)        (0.25)        (0.15)        (0.23)
NET ASSET VALUE, END OF
  PERIOD                            $11.30        $10.17        $11.30        $10.17
TOTAL RETURN (NOT
  ANNUALIZED)                        12.79%         4.39%        12.68%         4.12%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                          $25,685       $16,618       $93,332       $66,036
  Number of shares
    outstanding, end of
    period (000)                     2,273         1,634         8,259         6,494
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)             0.95%         0.95%         1.20%         1.20%
  Ratio of net investment
    income to average net
    assets(1)                         3.12%         3.88%         2.87%         3.64%
Portfolio turnover(2)                    -             -             -             -
------------------------------------------------------------------------------------
(1) This ratio includes
  expenses charged to the
  Master Series.
(2) The Funds invest all of
  their assets in the
  corresponding Master
  Series, hence no
  securities-related
  activity.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  LIFEPATH 2030 FUND
                                                  --------------------------------------------------
                                                       INSTITUTIONAL CLASS              RETAIL CLASS
                                                  ------------------------  ------------------------
                                                  (UNAUDITED)         YEAR  (UNAUDITED)         YEAR
                                                   SIX MONTHS        ENDED   SIX MONTHS        ENDED
                                                        ENDED     FEBRUARY        ENDED     FEBRUARY
                                                   AUGUST 31,          28,   AUGUST 31,          28,
                                                         1995         1995         1995         1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.18       $10.00       $10.17       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.13         0.29         0.13         0.26
  Net realized and unrealized gain/(loss) on
    investments                                          1.35         0.14         1.34         0.13
TOTAL FROM INVESTMENT OPERATIONS                         1.48         0.43         1.47         0.39
LESS DISTRIBUTIONS:
  Dividends from net investment income                  (0.13)       (0.25)       (0.13)       (0.22)
  Distributions from net realized capital gains          0.00         0.00         0.00         0.00
TOTAL FROM DISTRIBUTIONS                                (0.13)       (0.25)       (0.13)       (0.22)
NET ASSET VALUE, END OF PERIOD                         $11.53       $10.18       $11.51       $10.17
TOTAL RETURN (NOT ANNUALIZED)                           14.63%        4.42%       14.51%        4.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                     $17,319       $9,682      $62,869      $41,153
  Number of shares outstanding, end of period
    (000)                                               1,502          951        5,463        4,045
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)             0.95%        0.95%        1.20%        1.20%
  Ratio of net investment income to average net
    assets(1)                                            0.44%        3.59%        2.30%        3.35%
Portfolio turnover(2)                                       -            -            -            -
----------------------------------------------------------------------------------------------------
(1) This ratio includes expenses charged to the
  Master Series.
(2) The Funds invest all of their assets in the
  corresponding Master Series, hence no
  securities-related activity.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  LIFEPATH 2040 FUND
                              ------------------------------------------------------
                                     INSTITUTIONAL CLASS                RETAIL CLASS
                              --------------------------  --------------------------
                               (UNAUDITED)                 (UNAUDITED)
                                SIX MONTHS          YEAR    SIX MONTHS          YEAR
                                     ENDED         ENDED         ENDED         ENDED
                                AUGUST 31,  FEBRUARY 28,    AUGUST 31,  FEBRUARY 28,
                                      1995          1995          1995          1995
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $10.37        $10.00        $10.37        $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.10          0.20          0.09          0.18
  Net realized and
    unrealized gain/(loss)
    on investments                    1.50          0.34          1.49          0.34
TOTAL FROM INVESTMENT
  OPERATIONS                          1.60          0.54          1.58          0.52
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.10)        (0.17)        (0.09)        (0.15)
  Distributions from net
    realized capital gains            0.00          0.00          0.00          0.00
TOTAL FROM DISTRIBUTIONS             (0.10)        (0.17)        (0.09)        (0.15)
NET ASSET VALUE, END OF
  PERIOD                            $11.87        $10.37        $11.86        $10.37
TOTAL RETURN (NOT
  ANNUALIZED)                        15.48%         5.55%        15.33%         5.26%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                          $20,765        $9,976       $97,852       $56,737
  Number of shares
    outstanding, end of
    period (000)                     1,749           962         8,253         5,472
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)             0.95%         0.95%         1.20%         1.20%
  Ratio of net investment
    income to average net
    assets(1)                         1.92%         2.61%         1.68%         2.35%
Portfolio turnover(2)                    -             -             -             -
------------------------------------------------------------------------------------
(1) This ratio includes
  expenses charged to the
  Master Series.
(2) The Funds invest all of
  their assets in the
  corresponding Master
  Series, hence no
  securities-related
  activity.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION

    Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993. The Trust currently is authorized to issue ten separate diversified funds, of which the following commenced operations on March 1, 1994: the LifePath 2000 Fund, the LifePath 2010 Fund, the LifePath 2020 Fund, the LifePath 2030 Fund and the LifePath 2040 Fund (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

    Each Fund offers two classes of shares, an Institutional Class and a Retail Class. The two classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Fund invests all of its assets in a separate series (each, a "Master Series") of Master Investment Portfolio. Each Master Series has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Series reflects that Fund's interest in the net assets of that Master Series (99.98%, 99.98%, 99.99%, 99.96%, and 99.98%) for the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at August 31, 1995. The Master Series invest in a

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Series follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Series are valued at their last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at their most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolio's Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions are accounted for by each Master Series on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Series as follows: Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

    All net investment income and realized and unrealized capital gains and losses of each Master Series are allocated pro rata among its respective Funds.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Each Fund declares and pays dividends from net investment income quarterly. Each Fund makes distributions from net realized securities gains, if any, once a year.

    FEDERAL INCOME TAXES

    Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

regulated investment company by complying with the provisions applicable to investment companies, as defined in the Code, and to make distributions of investment company taxable income and net capital gain (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. The LifePath 2020 Fund has a capital loss carryforward of $179,977 which will expire in the year 2002. The LifePath 2030 Fund has a capital loss carryforward of $311,585 which will expire in the year 2002, and the LifePath 2040 Fund has a capital loss carryforward of $32,220 which will expire in the year 2002.

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has incurred all expenses in connection with the Funds' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

    On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a monthly fee at the annual rate of up to 0.20% of the average daily value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with WFB.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    The Trust has entered into an agreement with Stephens on behalf of the Retail Class of shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred. For providing these services, Stephens is entitled to receive monthly payments at an annual rate of 0.25% of the average daily net assets of the Retail Class of shares.

    The Trust has also entered into an administration agreement on behalf of the Funds with Stephens whereby Stephens has agreed to provide administrative services to the Funds. For providing administrative services, the Trust pays Stephens a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

    Under the Administration Agreement, Stephens has agreed to assume the operating expenses of each LifePath Fund and a pro rata share of the operating expenses of each LifePath Master Series, except for extraordinary expenses and those fees and expenses payable pursuant to the various service contracts described above which will be borne by the Trust and those expenses specifically assumed by WFB under its contracts with the Funds.

    Certain officers and directors of the Trust are also officers of Stephens. At August 31, 1995, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

3. CAPITAL SHARE TRANSACTIONS

    As of August 31, 1995, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in shares for the six months ended August 31, 1995, for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
Portfolios of Investments (Unaudited)

                                                   LIFEPATH 2000                 LIFEPATH 2010                 LIFEPATH 2020
                                            ---------------------------   ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                             22.8%                         51.2%                         68.7%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              3.3%                         16.1%                         23.2%
AT & T Corp                                       1,945    $    109,799         8,751    $    494,338       20,907     $  1,181,166
Abbott Laboratories                                 961          37,239         4,446         172,283       10,509          407,224
Airtouch Communications +                           638          20,735         2,701          87,783        6,512          211,640
Albertson's Inc                                     344          10,965         1,400          44,625        3,308          105,443
Alco Standard Corp                                   44           3,542           265          21,333          724           58,282
Alexander & Alexander Services                        1              23           223           5,157          581           13,436
Allergan Inc                                         62           1,883           407          12,363          801           24,330
Alltel Corp                                         271           7,656         1,050          29,663        2,538           71,699
ALZA Corp +                                         118           2,803           487          11,566        1,105           26,244
American Home Products Corp                         344          26,488         1,669         128,513        4,115          316,855
American International Group Inc                    609          49,101         2,673         215,511        6,238          502,939
Ameritech Corp                                      683          35,004         3,100         158,875        7,273          372,741
Amgen Inc +                                         316          15,129         1,496          71,621        3,488          166,988
AMP Inc                                             230           9,344         1,160          47,125        2,906          118,056
Andrew Corp +                                         3             175           177          10,310          469           27,319
Anheuser-Busch Inc                                  366          20,908         1,444          82,489        3,396          193,997
Applied Materials Inc +                             100          10,400           420          43,680        1,291          134,264
Armco Inc +                                         207           1,294           475           2,969        1,138            7,113
Atlantic Richfield Corp                             205          22,371           920         100,395        2,122          231,563
Autodesk Inc                                         84           3,875           230          10,609          668           30,812
Automatic Data Processing                           173          11,245           837          54,405        1,923          124,995
Avery Dennison Corp                                  48           1,968           295          12,095          655           26,855
Avon Products Inc                                    77           5,438           345          24,366          914           64,551
Bard (C R) Inc                                       41           1,271           262           8,122          713           22,103
Barrick Gold Corp                                   507          12,865         1,970          49,989        4,676          118,654
Bell Atlantic Corp                                  589          35,193         2,438         145,671        5,815          347,446
Belo (A H) Corp                                     456          16,017           240           8,430          714           25,079
Bemis Co Inc                                         40           1,160           261           7,569          687           19,923
Biomet Inc +                                         77           1,242           644          10,385        1,465           23,623
Block (H & R) Inc                                   161           6,279           552          21,528        1,391           54,249
Boston Scientific Corp +                            143           5,684           876          34,821        1,963           78,029
Bristol-Myers Squibb Co                             671          46,047         2,782         190,915        6,728          461,709
Browning-Ferris Industries Inc                      288           9,684         1,174          39,476        2,833           95,260
CBS Inc                                             105           8,374           409          32,618          864           68,904
CPC International Inc                               187          11,758           776          48,791        1,971          123,927
CUC International Inc +                             210           7,166           955          32,589        2,332           79,580
Cabletron Systems Inc +                              50           2,644           410          21,679          990           52,346
Campbell Soup Co                                    340          15,555         1,345          61,534        3,342          152,897
Capital Cities/ABC Inc                              194          22,310           882         101,430        2,040          234,600
Ceridian Corp +                                      27           1,181           224           9,800          588           25,725
Cincinnati Milacron Inc                              59    $      1,954           182    $      6,029          405     $     13,416

                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                             81.5%                         95.7%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                             27.7%                         36.3%
AT & T Corp                                      16,838    $    951,254        32,808    $  1,853,556
Abbott Laboratories                               8,552         331,390        16,479         638,561
Airtouch Communications +                         5,222         169,715        10,329         335,693
Albertson's Inc                                   2,666          84,979         5,282         168,364
Alco Standard Corp                                  542          43,631         1,124          90,482
Alexander & Alexander Services                      451          10,429           872          20,165
Allergan Inc                                        690          20,959         1,303          39,579
Alltel Corp                                       2,023          57,150         3,838         108,424
ALZA Corp +                                         907          21,541         1,657          39,354
American Home Products Corp                       3,273         252,021         6,372         490,644
American International Group Inc                  5,028         405,383         9,742         785,449
Ameritech Corp                                    5,876         301,145        11,402         584,353
Amgen Inc +                                       2,794         133,763         5,528         264,653
AMP Inc                                           2,348          95,388         4,559         185,209
Andrew Corp +                                       409          23,824           752          43,804
Anheuser-Busch Inc                                2,761         157,722         5,350         305,619
Applied Materials Inc +                             916          95,264         1,765         183,560
Armco Inc +                                       1,005           6,281         2,024          12,650
Atlantic Richfield Corp                           1,762         192,278         3,401         371,134
Autodesk Inc                                        553          25,507         1,005          46,356
Automatic Data Processing                         1,585         103,025         2,907         188,955
Avery Dennison Corp                                 615          25,215         1,115          45,715
Avon Products Inc                                   740          52,263         1,533         108,268
Bard (C R) Inc                                      590          18,290         1,088          33,728
Barrick Gold Corp                                 3,721          94,420         7,335         186,126
Bell Atlantic Corp                                4,618         275,926         9,062         541,455
Belo (A H) Corp                                     444          15,596           740          25,993
Bemis Co Inc                                        582          16,878         1,034          29,986
Biomet Inc +                                      1,234          19,898         2,361          38,071
Block (H & R) Inc                                 1,130          44,070         2,283          89,037
Boston Scientific Corp +                          1,591          63,242         3,206         127,439
Bristol-Myers Squibb Co                           5,369         368,448        10,420         715,073
Browning-Ferris Industries Inc                    2,239          75,286         4,455         149,799
CBS Inc                                             677          53,991         1,462         116,595
CPC International Inc                             1,539          96,765         3,112         195,667
CUC International Inc +                           1,875          63,984         3,670         125,239
Cabletron Systems Inc +                             777          41,084         1,525          80,634
Campbell Soup Co                                  2,625         120,094         5,067         231,815
Capital Cities/ABC Inc                            1,679         193,085         3,288         378,120
Ceridian Corp +                                     535          23,406           880          38,500
Cincinnati Milacron Inc                             363    $     12,024           727    $     24,082

24                                                                            25

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Circuit City Stores Inc                             143           4,934           512          17,664        1,301           44,885
Cisco Systems Inc +                                 349          22,903         1,529         100,341        3,590          235,594
Clorox Co                                            45           3,043           266          17,988          698           47,202
Coca-Cola Co                                      1,566         100,616         7,041         452,384       16,752        1,076,316
Colgate-Palmolive Co                                183          12,444           821          55,828        1,893          128,724
Columbia HCA Healthcare Corp                        575          27,025         2,450         115,150        5,843          274,621
Comcast Corp Class A                                393           8,400         1,299          27,766        3,124           66,776
Compaq Computer Corp +                              342          16,331         1,424          67,996        3,451          164,785
Computer Associates International Inc               213          14,804           925          64,288        2,149          149,356
Computer Sciences Corp +                             38           2,290           259          15,605          770           46,393
ConAgra Inc                                         334          12,650         1,340          50,753        3,212          121,655
Cooper Tire & Rubber Co                             121           3,146           441          11,466        1,054           27,404
Corning Inc                                         261           8,515         1,225          39,966        3,019           98,495
Crane Co                                             52           1,872           175           6,300          348           12,528
DSC Communications Corp +                           171           8,978           663          34,808        1,460           76,650
Darden Restaurants Inc +                            203           2,081           915           9,379        2,011           20,613
Deluxe Corp                                         120           3,750           439          13,719        1,127           35,219
Dial Corp                                           136           3,264           480          11,520        1,241           29,784
Disney (Walt) Co                                    641          35,976         2,849         159,900        6,849          384,400
Dover Corp                                           50           3,988           296          23,606          759           60,530
Dun & Bradstreet Corp                               223          12,906           960          55,560        2,254          130,450
Eastman Chemical Co                                 120           7,755           438          28,306        1,127           72,832
Eastman Kodak Co                                    429          24,721         1,881         108,393        4,490          258,736
Ecolab Inc                                           60           1,643           406          11,114          832           22,776
Emerson Electric Co                                 268          19,129         1,326          94,643        3,079          219,764
Engelhard Corp                                      214           6,046           765          21,611        1,912           54,014
Enron Corp                                          336          11,298         1,394          46,873        3,342          112,375
FMC Corp +                                           --              --           161          12,397          530           40,810
First Data Corp                                     173          10,099           646          37,710        1,540           89,898
Fluor Corp                                          119           6,962           437          25,565        1,126           65,871
Foster Wheeler Corp                                  --              --           160           5,900          429           15,819
Freeport-McMoRan Copper & Gold Inc Class A           38             888            28             655           52            1,215
Freeport-McMoRan Copper & Gold Inc Class B        1,072          25,058         1,187          27,746        2,718           63,533
Gannett Co Inc                                      183           9,791           820          43,870        1,812           96,942
Gap Inc                                             179           5,750           819          26,310        1,888           60,652
General Electric Co                               2,122         124,933         9,391         552,895       22,437        1,320,978
General Mills Inc                                   203          10,480           915          47,237        2,111          108,980
Genuine Parts Co                                    118           4,646           708          27,878        1,603           63,118
Gillette Co                                         524          21,877         2,440         101,870        5,822          243,069
Grace (W R) & Co                                    139           9,261           483          32,180        1,272           84,747
Grainger (W W) Inc                                   39           2,321           260          15,470          666           39,627
Great Lakes Chemical Corp                            75    $      4,959           344    $     22,747          912     $     60,306


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Circuit City Stores Inc                           1,065          36,743         1,965          67,793
Cisco Systems Inc +                               2,845         186,703         5,605         367,828
Clorox Co                                           535          36,179         1,078          72,900
Coca-Cola Co                                     13,545         870,266        26,197       1,683,157
Colgate-Palmolive Co                              1,532         104,176         3,098         210,664
Columbia HCA Healthcare Corp                      4,765         223,955         9,184         431,648
Comcast Corp Class A                              2,550          54,506         4,968         106,191
Compaq Computer Corp +                            2,833         135,276         5,329         254,460
Computer Associates International Inc             1,674         116,343         3,393         235,814
Computer Sciences Corp +                            571          34,403         1,078          64,950
ConAgra Inc                                       2,613          98,967         5,141         194,715
Cooper Tire & Rubber Co                             921          23,946         1,695          44,070
Corning Inc                                       2,410          78,626         4,784         156,078
Crane Co                                            339          12,204           600          21,600
DSC Communications Corp +                         1,257          65,993         2,333         122,483
Darden Restaurants Inc +                          1,647          16,882         3,351          34,348
Deluxe Corp                                         860          26,875         1,688          52,750
Dial Corp                                         1,028          24,672         1,908          45,792
Disney (Walt) Co                                  5,602         314,412        10,789         605,533
Dover Corp                                          563          44,899         1,152          91,872
Dun & Bradstreet Corp                             1,821         105,390         3,591         207,829
Eastman Chemical Co                                 864          55,836         1,686         108,958
Eastman Kodak Co                                  3,607         207,853         6,909         398,131
Ecolab Inc                                          659          18,040         1,322          36,190
Emerson Electric Co                               2,472         176,439         4,819         343,956
Engelhard Corp                                    1,497          42,290         2,910          82,208
Enron Corp                                        2,642          88,837         5,250         176,531
FMC Corp +                                          373          28,721           893          68,761
First Data Corp                                   1,248          72,852         2,404         140,334
Fluor Corp                                          863          50,486         1,688          98,748
Foster Wheeler Corp                                 373          13,754           741          27,324
Freeport-McMoRan Copper & Gold Inc Class A           38             888           236           5,517
Freeport-McMoRan Copper & Gold Inc Class B        2,192          51,238         4,152          97,053
Gannett Co Inc                                    1,528          81,748         2,841         151,994
Gap Inc                                           1,521          48,862         2,882          92,584
General Electric Co                              18,076       1,064,225        35,072       2,064,864
General Mills Inc                                 1,647          85,026         3,351         172,995
Genuine Parts Co                                  1,288          50,715         2,520          99,225
Gillette Co                                       4,704         196,392         9,176         383,098
Grace (W R) & Co                                  1,039          69,223         1,938         129,119
Grainger (W W) Inc                                  576          34,272         1,047          62,297
Great Lakes Chemical Corp                           739    $     48,866         1,323    $     87,483

26                                                                            27

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Harland (John H) Co                                  53           1,173           176           3,894          414            9,160
Harnischfeger Industries Inc                        108           3,969           319          11,723          594           21,830
Harrah's Entertainment Inc +                        154           4,909           522          16,639        1,348           42,968
Heinz (H J) Co                                      316          13,391         1,346          57,037        3,219          136,405
Hercules Inc                                        188          10,458           653          36,323        1,510           83,994
Hewlett Packard Co                                  586          46,880         2,850         228,000        6,714          537,120
Hilton Hotels Corp                                   34           2,261           256          17,024          625           41,563
Home Depot Inc                                      635          25,321         2,677         106,745        6,245          249,019
Homestake Mining Co                                 166           2,739           780          12,870        1,776           29,304
Illinois Tool Works Inc                             174          10,658           665          40,731        1,471           90,099
Intel Corp                                        1,016          62,357         4,602         282,448       10,970          673,284
International Flavors & Fragrances                  171           8,187           663          31,741        1,465           70,137
Interpublic Group Cos Inc                            82           3,188           476          18,505        1,077           41,868
Johnson & Johnson                                   827          57,063         3,578         246,882        8,561          590,709
Jostens Inc                                           5             120           301           7,224          585           14,040
Kellogg Co                                          269          18,158         1,227          82,823        2,879          194,333
Kimberly-Clark Corp                                 207          13,222           920          58,765        2,145          137,012
King World Productions +                             --              --           212           8,056          508           19,304
Kroger Co +                                         165           5,383           608          19,836        1,453           47,404
Lilly (Eli) & Co                                    338          27,674         1,665         136,322        3,825          313,172
Limited Inc                                         486           8,991         2,033          37,611        4,710           87,135
Lockheed Martin Corp                                202          12,297         1,108          67,450        2,631          160,162
Lowe's Co Inc                                       200           6,650           913          30,357        2,082           69,227
MBNA Corp                                           185           6,568           874          31,027        1,970           69,935
Manor Care Inc                                       59           1,910           305           9,874          805           26,062
Marsh & McLennan Companies Inc                       80           6,590           399          32,868          925           76,197
Marriott International                              123           4,367           713          25,312        1,641           58,256
Mattel Inc                                          247           7,163         1,223          35,467        2,960           85,840
McDonald's Corp                                     890          32,485         3,884         141,766        9,118          332,807
McGraw-Hill Inc                                      36           2,835           258          20,318          678           53,393
Medtronic Inc                                       100           9,438           592          55,870        1,519          143,356
Merck & Co Inc                                    1,572          78,404         6,903         344,287       16,388          817,352
Microsoft Corp +                                    759          70,208         3,242         299,885        7,693          711,603
Micron Technology Inc                               276          21,218         1,158          89,021        2,748          211,253
Millipore Corp                                       50           1,744           294          10,253          584           20,367
Minnesota Mining & Manufacturing Co                 567          30,972         2,360         128,915        5,526          301,858
Morton International Inc                            182           5,915           871          28,308        1,906           61,945
Motorola Inc                                        751          56,137         3,266         244,134        7,756          579,761
Nalco Chemical Co                                    71           2,485           340          11,900          879           30,765
Newell Co                                           202           5,050           915          22,875        2,087           52,175
Newmont Mining Corp                                 124           5,394           518          22,533        1,094           47,589
Northern Telecom Ltd                                340          12,495         1,397          51,340        3,304          121,422
Novell Inc +                                        520           9,360         1,992          35,856        4,808           86,544
Nucor Corp                                          127    $      6,223           521    $     25,529        1,196     $     58,604


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Harland (John H) Co                                 305           6,748           604          13,364
Harnischfeger Industries Inc                        537          19,735           960          35,280
Harrah's Entertainment Inc +                      1,090          34,744         2,210          70,444
Heinz (H J) Co                                    2,629         111,404         4,937         209,205
Hercules Inc                                      1,238          68,864         2,393         133,111
Hewlett Packard Co                                5,412         432,960        10,466         837,280
Hilton Hotels Corp                                  563          37,440         1,005          66,833
Home Depot Inc                                    5,113         203,881         9,957         397,035
Homestake Mining Co                               1,466          24,189         2,815          46,448
Illinois Tool Works Inc                           1,264          77,420         2,288         140,140
Intel Corp                                        8,826         541,696        17,158       1,053,072
International Flavors & Fragrances                1,163          55,679         2,237         107,096
Interpublic Group Cos Inc                           880          34,210         1,606          62,433
Johnson & Johnson                                 6,912         476,928        13,249         914,181
Jostens Inc                                         457          10,968           884          21,216
Kellogg Co                                        2,324         156,870         4,616         311,580
Kimberly-Clark Corp                               1,662         106,160         3,319         212,001
King World Productions +                            376          14,288           698          26,524
Kroger Co +                                       1,196          39,020         2,404          78,431
Lilly (Eli) & Co                                  3,095         253,403         6,001         491,332
Limited Inc                                       3,810          70,485         7,263         134,366
Lockheed Martin Corp                              2,154         131,125         4,184         254,701
Lowe's Co Inc                                     1,741          57,888         3,269         108,694
MBNA Corp                                         1,536          54,528         3,004         106,642
Manor Care Inc                                      707          22,889         1,217          39,400
Marsh & McLennan Companies Inc                      757          62,358         1,445         119,032
Marriott International                            1,342          47,641         2,495          88,573
Mattel Inc                                        2,348          68,092         4,479         129,891
McDonald's Corp                                   7,394         269,881        14,355         523,958
McGraw-Hill Inc                                     503          39,611         1,022          80,483
Medtronic Inc                                     1,216         114,760         2,404         226,878
Merck & Co Inc                                   13,210         658,849        25,490       1,271,314
Microsoft Corp +                                  6,204         573,870        12,109       1,120,083
Micron Technology Inc                             2,214         170,201         4,334         333,176
Millipore Corp                                      472          16,461           920          32,085
Minnesota Mining & Manufacturing Co               4,512         246,468         8,671         473,653
Morton International Inc                          1,529          49,693         3,000          97,500
Motorola Inc                                      6,235         466,066        12,252         915,837
Nalco Chemical Co                                   734          25,690         1,387          48,545
Newell Co                                         1,639          40,975         3,356          83,900
Newmont Mining Corp                                 946          41,151         1,713          74,516
Northern Telecom Ltd                              2,750         101,063         5,164         189,777
Novell Inc +                                      3,886          69,948         7,487         134,766
Nucor Corp                                          955    $     46,795         1,926    $     94,374

28                                                                            29

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Oracle Systems Corp +                               562          22,550         2,352          94,374        5,702          228,793
Oryx Energy Co +                                    245           3,308           565           7,628        1,280           17,280
Owens Corning Fiberglass +                           26           1,021           323          12,678          710           27,868
PPG Industries Inc                                  248          10,602         1,181          50,488        2,728          116,622
Pall Corp                                            78           1,706           594          12,994        1,517           33,184
Pep Boys-Manny Moe & Jack                            57           1,568           303           8,333          777           21,368
Pepsico Inc                                         999          45,205         4,413         199,688       10,455          473,089
Perkin-Elmer Corp                                    27             921           224           7,644          586           19,997
Pfizer Inc                                          770          38,019         3,532         174,393        8,316          410,603
Philip Morris Co Inc                              1,076          80,297         4,740         353,723       11,139          831,248
Phillips Petroleum Co                               358          11,769         1,438          47,274        3,490          114,734
Pioneer Hi Bred International Inc                   132           5,676           474          20,382        1,134           48,762
Pitney Bowes Inc                                    202           8,206           815          33,109        1,978           80,356
Placer Dome Inc                                     292           7,629         1,299          33,936        3,146           82,189
Praxair Inc                                         161           4,186           777          20,202        1,820           47,320
Premark International Inc                            61           3,195           306          16,027          833           43,628
Procter & Gamble Co                                 823          57,096         3,847         266,886        9,114          632,284
Quaker Oats Co                                      136           4,726           774          26,897        1,788           62,133
Ralston-Purina Group                                151           7,852           518          26,936        1,344           69,888
Reebok International Ltd                             95           3,373           438          15,549        1,030           36,565
Rubbermaid Inc                                      206           6,129           919          27,340        2,170           64,558
St Jude Medical Inc +                                32           1,908           252          15,026          617           36,789
Santa Fe Pacific Gold Corp                          128           1,552           756           9,167        1,689           20,479
Sara Lee Corp                                       613          17,011         2,652          73,593        6,287          174,464
Schering-Plough Corp                                476          22,194         2,096          97,726        4,962          231,353
Schlumberger Ltd                                    327          21,092         1,309          84,431        3,172          204,594
Scientific-Atlanta Inc                               82           1,640           377           7,540          968           19,360
Scott Paper Co                                      160           7,420           800          37,100        1,998           92,657
Shared Medical System Corp                           40           1,475           138           5,089          262            9,661
Shoney's Inc +                                       97           1,128           170           1,976          451            5,243
Sigma Aldrich Corp                                   62           2,976           262          12,576          667           32,016
Silicon Graphics Inc +                              217           9,168           922          38,955        2,075           87,669
Southwest Airlines Co                               175           4,528           839          21,709        1,871           48,412
Stone Container Corp +                               33             718           526          11,441        1,233           26,818
Sysco Corp                                          248           7,130         1,009          29,009        2,374           68,253
Tektronix Inc                                        78           3,559           176           8,030          423           19,299
Tele-Communication Inc Class A +                    762          14,097         3,627          67,100        8,591          158,934
Teledyne Inc                                         22             526           294           7,026          732           17,493
Tellabs Inc +                                       100           4,675           500          23,375        1,200           56,100
Texas Instruments Inc                               272          20,366         1,058          79,218        2,470          184,941
Time Warner Inc                                     463          19,504         2,135          89,937        5,046          212,563
Tribune Co                                           68           4,556           338          22,646          894           59,898
Trinova Corp                                         50           1,838           123           4,520          344           12,642
Tyco International Inc                               83    $      4,907           475    $     28,084          963     $     56,937


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Oracle Systems Corp +                             4,574         183,532         8,871         355,949
Oryx Energy Co +                                  1,079          14,567         2,039          27,527
Owens Corning Fiberglass +                          531          20,842         1,175          46,119
PPG Industries Inc                                2,244          95,931         4,350         185,963
Pall Corp                                         1,275          27,891         2,480          54,250
Pep Boys-Manny Moe & Jack                           698          19,195         1,281          35,228
Pepsico Inc                                       8,371         378,788        16,227         734,272
Perkin-Elmer Corp                                   434          14,810           876          29,894
Pfizer Inc                                        6,782         334,861        12,966         640,196
Philip Morris Co Inc                              9,008         672,222        17,451       1,302,281
Phillips Petroleum Co                             2,748          90,341         5,392         177,262
Pioneer Hi Bred International Inc                   916          39,388         1,740          74,820
Pitney Bowes Inc                                  1,643          66,747         3,128         127,075
Placer Dome Inc                                   2,547          66,540         4,966         129,737
Praxair Inc                                       1,448          37,648         2,928          76,128
Premark International Inc                           696          36,453         1,250          65,469
Procter & Gamble Co                               7,327         508,311        14,180         983,738
Quaker Oats Co                                    1,455          50,561         2,747          95,458
Ralston-Purina Group                              1,090          56,680         2,192         113,984
Reebok International Ltd                            819          29,075         1,764          62,622
Rubbermaid Inc                                    1,686          50,159         3,416         101,626
St Jude Medical Inc +                               540          32,198           900          53,663
Santa Fe Pacific Gold Corp                        1,388          16,830         2,726          33,053
Sara Lee Corp                                     5,133         142,441         9,905         274,864
Schering-Plough Corp                              3,930         183,236         7,706         359,292
Schlumberger Ltd                                  2,597         167,507         5,057         326,177
Scientific-Atlanta Inc                              855          17,100         1,553          31,060
Scott Paper Co                                    1,566          72,623         3,102         143,855
Shared Medical System Corp                          258           9,514           494          18,216
Shoney's Inc +                                      396           4,604           804           9,347
Sigma Aldrich Corp                                  496          23,808           971          46,608
Silicon Graphics Inc +                            1,684          71,149         3,233         136,594
Southwest Airlines Co                             1,573          40,701         3,064          79,281
Stone Container Corp +                            1,068          23,229         2,046          44,501
Sysco Corp                                        1,953          56,149         3,766         108,273
Tektronix Inc                                       333          15,193           676          30,843
Tele-Communication Inc Class A +                  6,927         128,150        13,557         250,805
Teledyne Inc                                        606          14,482         1,105          26,407
Tellabs Inc +                                       900          42,075         1,800          84,150
Texas Instruments Inc                             1,954         146,306         3,914         293,061
Time Warner Inc                                   4,054         170,775         7,812         329,081
Tribune Co                                          729          48,843         1,372          91,924
Trinova Corp                                        329          12,091           590          21,683
Tyco International Inc                              798    $     47,182         1,591    $     94,068

30                                                                            31

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
UST Inc                                             234           6,377         1,043          28,422        2,631           71,695
USAir Group Inc +                                   129           1,048           351           2,852          751            6,102
U.S. Healthcare Inc                                 208           6,656           921          29,472        2,121           67,872
Unocal Corp                                         323           9,407         1,309          38,125        3,265           95,093
Viacom Inc Class B +                                472          22,951         1,951          94,867        4,760          231,455
WMX Technologies Inc                                622          18,271         2,661          78,167        6,403          188,088
Wal Mart Stores Inc                               2,902          71,462        12,778         314,658       30,346          747,270
Walgreen Co                                         380           9,310         1,412          34,594        3,202           78,449
Warner Lambert Co                                   159          14,370           799          72,210        1,746          157,795
Whitman Corp                                         60           1,200           601          12,020        1,367           27,340
Winn-Dixie Stores Inc                                80           4,760           400          23,800          971           57,775
Worthington Industries Inc                           33             660           477           9,540        1,139           22,780
Wrigley (Wm) Jr Co                                  179           8,077           695          31,362        1,552           70,034

LARGE CAP GROWTH STOCKS - VALUE                            $  2,626,863                  $ 11,544,995                  $ 27,471,549
                         - COST                            $  2,326,091                  $  9,749,950                  $ 23,196,437

LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              7.1%                         17.2%                         22.0%
AMR Corp +                                          183    $     12,902           478    $     33,699          955     $     67,328
Advanced Micro Devices +                            344          11,610           683          23,051        1,395           47,081
Aetna Life & Casualty Co                            372          25,389           665          45,386        1,511          103,126
Ahmanson (H F) & Co                                 380           9,025           698          16,578        1,532           36,385
Air Products & Chemicals Inc                        375          20,109           668          35,822        1,500           80,438
Alberto-Culver Co Class B                            48           1,368           222           6,327          410           11,685
Alcan Aluminium Ltd                                 668          21,794         1,429          46,621        2,977           97,125
Allied Signal Inc                                   499          22,143         1,826          81,029        3,721          165,119
Allstate Corp                                     1,304          44,173         2,780          94,173        5,960          201,895
Aluminum Co of America                              560          31,990         1,148          65,580        2,354          134,472
Amerada Hess Corp                                   338          16,013           582          27,572        1,245           58,982
Amdahl Corp +                                       327           2,984           745           6,798        1,518           13,852
American Brands Inc                                 603          25,326         1,141          47,922        2,521          105,882
American Electric Power Inc                         548          18,701         1,162          39,653        2,429           82,890
American Express Corp                             1,441          58,180         3,114         125,728        6,589          266,031
American General Corp                               650          22,913         1,285          45,296        2,667           94,012
American Greetings Corp Class A                     280           8,610           501          15,406          947           29,120
American Stores Co                                  475          13,953           941          27,642        1,955           57,428
Amoco Corp                                        1,444          92,055         3,139         200,111        6,583          419,666
Apple Computer Inc                                  380          16,340           798          34,314        1,563           67,209
Archer-Daniels-Midland Co                         1,762          29,292         3,350          55,690        7,158          118,999
Armstrong World Industries Inc                       90           5,164           213          12,221          534           30,638
ASARCO Inc                                          123           3,982           221           7,155          584           18,907
Ashland Inc                                         156           5,109           402          13,166          802           26,266


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
UST Inc                                           2,086          56,844         3,944         107,474
USAir Group Inc +                                   620           5,038         1,187           9,644
U.S. Healthcare Inc                               1,664          53,248         3,279         104,928
Unocal Corp                                       2,595          75,579         4,957         144,373
Viacom Inc Class B +                              3,800         184,775         7,457         362,597
WMX Technologies Inc                              5,158         151,516         9,996         293,633
Wal Mart Stores Inc                              24,534         604,150        47,492       1,169,491
Walgreen Co                                       2,658          65,121         4,972         121,814
Warner Lambert Co                                 1,449         130,953         2,720         245,820
Whitman Corp                                      1,078          21,560         2,161          43,220
Winn-Dixie Stores Inc                               783          46,589         1,549          92,166
Worthington Industries Inc                          974          19,480         1,849          36,980
Wrigley (Wm) Jr Co                                1,227          55,368         2,337         105,457
LARGE CAP GROWTH STOCKS - VALUE                            $ 22,158,637                  $ 42,990,902
                         - COST                            $ 18,718,654                  $ 36,620,203
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                                             25.8%                         27.5%
AMR Corp +                                          788    $     55,554         1,288    $     90,804
Advanced Micro Devices +                          1,106          37,328         1,633          55,114
Aetna Life & Casualty Co                          1,161          79,238         1,874         127,901
Ahmanson (H F) & Co                               1,181          28,049         1,832          43,510
Air Products & Chemicals Inc                      1,167          62,580         1,864          99,957
Alberto-Culver Co Class B                           334           9,519           481          13,709
Alcan Aluminium Ltd                               2,375          77,484         3,701         120,745
Allied Signal Inc                                 2,990         132,681         4,659         206,743
Allstate Corp                                     4,686         158,738         9,533         322,930
Aluminum Co of America                            1,821         104,025         2,955         168,804
Amerada Hess Corp                                   933          44,201         1,483          70,257
Amdahl Corp +                                     1,245          11,361         1,848          16,863
American Brands Inc                               1,976          82,992         3,085         129,570
American Electric Power Inc                       1,932          65,930         3,011         102,750
American Express Corp                             5,189         209,506         8,125         328,047
American General Corp                             2,133          75,188         3,301         116,360
American Greetings Corp Class A                     779          23,954         1,175          36,131
American Stores Co                                1,513          44,444         2,353          69,119
Amoco Corp                                        5,192         330,990         8,214         523,643
Apple Computer Inc                                1,311          56,373         1,936          83,248
Archer-Daniels-Midland Co                         5,757          95,713         8,898         147,928
Armstrong World Industries Inc                      377          21,630           598          34,310
ASARCO Inc                                          420          13,598           658          21,303
Ashland Inc                                         672          22,008           971          31,800

32                                                                            33

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Baker Hughes Inc                                    471    $     10,598           888    $     19,980        1,892     $     42,570
Ball Corp                                            52           1,768           175           5,950          447           15,198
Bally Entertainment Corp +                          107           1,297           304           3,686          742            8,997
Baltimore Gas & Electric Co                         481          12,626           872          22,890        1,993           52,316
Banc One Corp                                     1,137          38,232         2,462          82,785        5,197          174,749
Bank of Boston Corp                                 360          15,840           653          28,732        1,494           65,736
Bank of New York Inc                                539          23,447         1,210          52,635        2,503          108,881
BankAmerica Corp                                  1,121          63,337         2,298         129,837        4,934          278,771
Bankers Trust N Y Corp                              190          13,086           485          33,404          995           68,531
Barnett Banks Inc                                   245          13,996           615          35,132        1,315           75,119
Bassett Furniture Industries                         25             619            50           1,238          200            4,950
Bausch & Lomb Inc                                   154           6,122           400          15,900          765           30,409
Baxter International Inc                            809          31,551         1,744          68,016        3,651          142,389
Becton Dickenson & Co                               177           9,978           448          25,256          843           47,524
BellSouth Corp                                    1,444          99,275         3,139         215,806        6,591          453,131
Beneficial Corp                                     142           6,976           363          17,832          695           34,142
Bethlehem Steel Corp +                              362           5,294           656           9,594        1,426           20,855
Beverly Enterprises +                               220           2,915           591           7,831        1,250           16,563
Black & Decker Corp                                 322          10,425           542          17,547        1,157           37,458
Boatmen's Bancshares Inc                            457          16,909           751          27,787        1,614           59,718
Boeing Co                                           946          60,308         2,126         135,533        4,507          287,321
Boise Cascade Corp                                  167           7,160           314          13,463          645           27,654
Briggs & Stratton Corp                               50           1,894           149           5,643          372           14,090
Brown-Forman Corp Class B                           271          10,027           442          16,354          866           32,042
Brown Group Inc                                      31             566            80           1,460          238            4,344
Bruno's Inc                                           7              72            13             133           28              287
Brunswick Corp                                      342           6,883           562          11,310        1,276           25,680
Burlington Northern Inc                             131           9,072           574          39,750        1,205           83,446
Burlington Resources Inc                            427          17,454           744          30,411        1,679           68,629
CIGNA Corp                                          176          17,028           447          43,247          942           91,139
CSX Corp                                            259          21,368           627          51,728        1,384          114,180
Carolina Power & Light Co                           506          15,496         1,021          31,268        2,047           62,689
Caterpillar Inc                                     307          20,607         1,241          83,302        2,645          177,546
Centex Corp                                          55           1,609           128           3,744          352           10,296
Central & South West Corp                           581          14,235         1,144          28,028        2,553           62,549
Champion International Corp                         238          13,477           582          32,956        1,247           70,611
Charming Shoppes Inc                                305           1,601           574           3,014        1,292            6,783
Chase Manhattan Corp                                548          31,510         1,061          61,008        2,328          133,860
Chemical Banking Corp Class A                       742          43,222         1,500          87,375        3,185          185,526
Chevron Corp                                      1,842          89,107         4,027         194,806        8,640          417,960
Chrysler Corp                                     1,095          58,993         2,324         125,206        4,861          261,886
Chubb Corp                                          229          20,896           523          47,724        1,100          100,375
Cinergy Corp                                        470          12,044           962          24,651        2,017           51,686
Citicorp                                          1,177          78,123         2,480         164,610        5,239          347,739


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Baker Hughes Inc                                  1,482    $     33,345         2,182    $     49,095
Ball Corp                                           337          11,458           497          16,898
Bally Entertainment Corp +                          464           5,626           692           8,391
Baltimore Gas & Electric Co                       1,577          41,396         2,379          62,449
Banc One Corp                                     4,089         137,493         6,466         217,419
Bank of Boston Corp                               1,136          49,984         1,777          78,188
Bank of New York Inc                              1,988          86,478         3,160         137,460
BankAmerica Corp                                  3,902         220,463         6,115         345,498
Bankers Trust N Y Corp                              802          55,238         1,336          92,017
Barnett Banks Inc                                   974          55,640         1,565          89,401
Bassett Furniture Industries                        120           2,970           206           5,099
Bausch & Lomb Inc                                   570          22,658           959          38,120
Baxter International Inc                          2,893         112,827         4,637         180,843
Becton Dickenson & Co                               659          37,151         1,132          63,817
BellSouth Corp                                    5,189         356,744         8,136         559,350
Beneficial Corp                                     530          26,036           858          42,149
Bethlehem Steel Corp +                            1,138          16,643         1,683          24,614
Beverly Enterprises +                             1,045          13,846         1,540          20,405
Black & Decker Corp                                 843          27,292         1,392          45,066
Boatmen's Bancshares Inc                          1,327          49,099         2,071          76,627
Boeing Co                                         3,552         226,440         5,612         357,765
Boise Cascade Corp                                  488          20,923           709          30,398
Briggs & Stratton Corp                              357          13,521           427          16,173
Brown-Forman Corp Class B                           735          27,195         1,089          40,293
Brown Group Inc                                     221           4,033           253           4,617
Bruno's Inc                                          22             226            34             349
Brunswick Corp                                      948          19,079         1,532          30,832
Burlington Northern Inc                             910          63,018         1,485         102,836
Burlington Resources Inc                          1,310          53,546         2,052          83,876
CIGNA Corp                                          767          74,207         1,257         121,615
CSX Corp                                          1,127          92,978         1,774         146,355
Carolina Power & Light Co                         1,663          50,929         2,555          78,247
Caterpillar Inc                                   2,089         140,224         3,264         219,096
Centex Corp                                         343          10,033           458          13,397
Central & South West Corp                         1,947          47,702         3,165          77,543
Champion International Corp                         933          52,831         1,512          85,617
Charming Shoppes Inc                                994           5,219         1,604           8,421
Chase Manhattan Corp                              1,831         105,283         2,910         167,325
Chemical Banking Corp Class A                     2,557         148,945         4,002         233,117
Chevron Corp                                      6,784         328,176        10,727         518,919
Chrysler Corp                                     3,858         207,850         6,111         329,230
Chubb Corp                                          909          82,946         1,425         130,031
Cinergy Corp                                      1,625          41,641         2,515          64,447
Citicorp                                          4,121         273,531         6,552         434,889

34                                                                            35

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Coastal Corp                                        358    $     11,725           627    $     20,534        1,390     $     45,523
Columbia Gas System Inc +                           139           4,900           360          12,690          672           23,688
Community Psychiatric Centers +                     101           1,187           273           3,208          606            7,121
Conrail Inc                                         190          12,778           485          32,616          997           67,048
Consolidated Edison Co                              785          22,176         1,472          41,584        3,069           86,699
Consolidated Freightways                            162           4,192           261           6,753          610           15,784
Consolidated Natural Gas Co                         338          13,055           582          22,480        1,241           47,934
Cooper Industries Inc                               378          14,364           695          26,410        1,431           54,378
Coors (Adolph) Co Class B                            67           1,139           265           4,505          541            9,197
CoreStates Financial Corp                           477          17,649           942          34,854        1,860           68,820
Cray Research Inc +                                  46           1,070           119           2,767          290            6,743
Crown Cork & Seal Co +                              330          14,850           575          25,875        1,212           54,540
Cummins Engine Co Inc                               123           4,828           220           8,635          557           21,862
Cyprus Amax Minerals                                336           9,408           581          16,268        1,268           35,504
Dana Corp                                           348          10,397           616          18,403        1,312           39,196
Data General Corp +                                  62             605           161           1,570          595            5,801
Dayton-Hudson Corp                                   75           5,484           445          32,541          934           68,299
Dean Witter Discover & Co                           524          26,724         1,064          54,264        2,235          113,985
Deere & Co                                          226          19,323           521          44,546        1,096           93,708
Delta Air Lines Inc                                 138          10,264           360          26,775          666           49,534
Detroit Edison Co                                   482          14,761           923          28,267        1,869           57,238
Digital Equipment Corp +                            467          19,497           884          36,907        1,958           81,747
Dillard Department Stores Inc Class A               373          11,516           666          20,563        1,498           46,251
Dominion Resources Inc                              520          18,785         1,060          38,293        2,321           83,846
Donnelley (R R) & Sons Co                           503          19,114           991          37,658        2,058           78,204
Dow Chemical Co                                     782          57,868         1,716         126,984        3,669          271,506
Dow Jones & Co Inc                                  350          12,819           618          22,634        1,244           45,562
Dresser Industries Inc                              257           6,168         1,121          26,904        2,374           56,976
DuPont (E I) de Nemours                           1,596         104,339         3,448         225,413        7,285          476,257
Duke Power Co                                       609          24,741         1,247          50,659        2,662          108,144
EG & G Inc                                          123           2,337           369           7,011          685           13,015
Eastern Enterprises                                  37           1,133            85           2,603          225            6,891
Eaton Corp                                           83           4,492           477          25,818          984           53,259
Echlin Inc                                          153           5,279           400          13,800          765           26,393
Echo Bay Mines Ltd                                  371           3,849           765           7,937        1,462           15,168
Enserch Corp                                        242           3,963           438           7,172          871           14,263
Entergy Corp                                        679          16,296         1,464          35,136        3,001           72,024
Exxon Corp                                        3,526         242,413         7,798         536,113       16,394        1,127,088
FPL Group Inc                                       583          22,664         1,145          44,512        2,479           96,371
Federal Express Corp +                              148          10,619           394          28,270          757           54,315
Federal Home Loan Mortgage Corp                     541          34,759         1,105          70,996        2,344          150,602
Federal National Mortgage Association               779          74,297         1,687         160,898        3,610          344,304
Federal Paper Board Co                              124           4,914           321          12,720          559           22,150
First Chicago Corp                                  237          15,020           582          36,884        1,166           73,895


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Coastal Corp                                      1,103    $     36,123         1,673    $     54,791
Columbia Gas System Inc +                           487          17,167           824          29,046
Community Psychiatric Centers +                     412           4,841           724           8,507
Conrail Inc                                         797          53,598         1,341          90,182
Consolidated Edison Co                            2,441          68,958         3,828         108,141
Consolidated Freightways                            473          12,239           638          16,508
Consolidated Natural Gas Co                         933          36,037         1,511          58,362
Cooper Industries Inc                             1,124          42,712         1,776          67,488
Coors (Adolph) Co Class B                           355           6,035           560           9,520
CoreStates Financial Corp                         1,512          55,944         2,359          87,283
Cray Research Inc +                                 204           4,743           415           9,649
Crown Cork & Seal Co +                              916          41,220         1,479          66,555
Cummins Engine Co Inc                               418          16,407           653          25,630
Cyprus Amax Minerals                                929          26,012         1,506          42,168
Dana Corp                                         1,078          32,205         1,649          49,264
Data General Corp +                                 362           3,530           611           5,957
Dayton-Hudson Corp                                  765          55,941         1,227          89,724
Dean Witter Discover & Co                         1,725          87,975         2,786         142,086
Deere & Co                                          953          81,482         1,403         119,957
Delta Air Lines Inc                                 572          42,543           875          65,078
Detroit Edison Co                                 1,534          46,979         2,380          72,888
Digital Equipment Corp +                          1,572          65,631         2,396         100,033
Dillard Department Stores Inc Class A             1,165          35,969         1,783          55,050
Dominion Resources Inc                            1,819          65,711         2,770         100,066
Donnelley (R R) & Sons Co                         1,623          61,674         2,487          94,506
Dow Chemical Co                                   2,862         211,788         4,501         333,074
Dow Jones & Co Inc                                  989          36,222         1,589          58,197
Dresser Industries Inc                            1,916          45,984         2,953          70,872
DuPont (E I) de Nemours                           5,738         375,122         9,066         592,690
Duke Power Co                                     2,090          84,906         3,356         136,338
EG & G Inc                                          515           9,785           864          16,416
Eastern Enterprises                                 179           5,482           282           8,636
Eaton Corp                                          787          42,596         1,314          71,120
Echlin Inc                                          574          19,803           956          32,982
Echo Bay Mines Ltd                                1,118          11,599         1,722          17,866
Enserch Corp                                        699          11,446         1,013          16,588
Entergy Corp                                      2,392          57,408         3,750          90,000
Exxon Corp                                       12,926         888,663        20,475       1,407,656
FPL Group Inc                                     1,909          74,212         3,071         119,385
Federal Express Corp +                              551          39,534           941          67,517
Federal Home Loan Mortgage Corp                   1,893         121,625         3,024         194,292
Federal National Mortgage Association             2,828         269,721         4,444         423,847
Federal Paper Board Co                              420          16,643           756          29,957
First Chicago Corp                                  930          58,939         1,477          93,605

36                                                                            37

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
First Fidelity Bancorp                              215    $     14,056           485    $     31,707        1,099     $     71,847
First Interstate Bancorp                            195          18,623           488          46,604        1,002           95,691
First Mississippi Corp                               35           1,159            84           2,783          314           10,401
First Union Corp                                    523          26,215         1,065          53,383        2,236          112,080
Fleet Financial Group Inc                           466          17,242           931          34,447        1,828           67,636
Fleetwood Enterprises Inc                           130           2,551           252           4,946          616           12,089
Fleming Co Inc                                      165           4,806           213           6,204          508           14,796
Ford Motor Co                                     3,030          92,794         6,422         196,674       13,543          414,754
Fruit of the Loom Inc Class A +                     214           5,029           450          10,575          954           22,419
GTE Corp                                          2,826         103,502         6,043         221,325       12,767          467,591
General Dynamics Corp                               161           8,473           407          21,418          807           42,468
General Motors Corp                               2,180         102,460         4,636         217,892        9,887          464,689
General Public Utilities                            387          11,078           684          19,580        1,557           44,569
General Re Corp                                     197          29,279           542          80,555        1,132          168,244
General Signal Corp                                  33           1,172           255           9,053          663           23,537
Georgia-Pacific Corp                                133          11,970           576          51,840        1,207          108,630
Giant Food Inc Class A                              154           4,793           401          12,481          796           24,776
Giddings & Lewis Inc                                 60             983           183           2,997          473            7,745
Golden West Financial                               162           7,736           408          19,482          808           38,582
Goodrich (B F) Co                                    45           2,678           118           7,021          314           18,683
Goodyear Tire & Rubber Co                           490          19,600           981          39,240        2,032           81,280
Great Atlantic & Pacific Tea Co                     167           4,739           215           6,101          541           15,351
Great Western Financial Corp                        457          10,682           850          19,869        1,814           42,402
Halliburton Co                                      375          15,891           668          28,307        1,525           64,622
Handleman Co                                         59             561           132           1,254          467            4,437
Harcourt General Inc                                 86           3,580           480          19,980          908           37,796
Harris Corp                                          95           5,474           217          12,505          544           31,348
Hasbro Inc                                          329          10,651           524          16,965        1,126           36,454
Helmerich & Payne Inc                                43           1,231           142           4,065          367           10,505
Hershey Foods Corp                                  229          13,711           523          31,315        1,175           70,353
Honeywell Inc                                       429          18,769           746          32,638        1,679           73,456
Household International Inc                         341          19,139           585          32,833        1,280           71,840
Houston Industries Inc                              429          18,179           846          35,849        1,780           75,428
ITT Corp                                            281          33,615           696          83,259        1,434          171,542
Inco Ltd                                            379          13,265           697          24,395        1,530           53,550
Ingersoll-Rand Co                                   360          13,635           653          24,732        1,387           52,533
Inland Steel Industries Inc                          97           2,655           346           9,472          606           16,589
Intergraph Corp +                                   104           1,287           202           2,500          722            8,935
International Business Machines Corp              1,669         172,533         3,584         370,496        7,679          793,817
International Paper Co                              392          32,095           810          66,319        1,631          133,538
James River Corp                                    218           7,576           489          16,993        1,047           36,383
Jefferson-Pilot Corp                                136           8,551           258          16,222          655           41,183
Johnson Controls Inc                                 96           5,844           219          13,332          546           33,238
K Mart Corp                                       1,384          18,857         2,812          38,314        5,999           81,736


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
First Fidelity Bancorp                              805    $     52,627         1,320    $     86,295
First Interstate Bancorp                            815          77,833         1,254         119,757
First Mississippi Corp                              224           7,420           348          11,528
First Union Corp                                  1,830          91,729         2,834         142,054
Fleet Financial Group Inc                         1,493          55,241         2,307          85,359
Fleetwood Enterprises Inc                           464           9,106           683          13,404
Fleming Co Inc                                      382          11,126           599          17,446
Ford Motor Co                                    10,697         327,596        16,859         516,307
Fruit of the Loom Inc Class A +                     744          17,484         1,780          41,830
GTE Corp                                         10,161         372,147        16,001         586,037
General Dynamics Corp                               609          32,049         1,039          54,677
General Motors Corp                               7,768         365,096        12,292         577,724
General Public Utilities                          1,168          33,434         1,844          52,785
General Re Corp                                     820         121,873         1,364         202,725
General Signal Corp                                 493          17,502           701          24,886
Georgia-Pacific Corp                                923          83,070         1,493         134,370
Giant Food Inc Class A                              640          19,920           885          27,546
Giddings & Lewis Inc                                364           5,961           527           8,630
Golden West Financial                               591          28,220           995          47,511
Goodrich (B F) Co                                   281          16,720           420          24,990
Goodyear Tire & Rubber Co                         1,572          62,880         2,461          98,440
Great Atlantic & Pacific Tea Co                     405          11,492           578          16,401
Great Western Financial Corp                      1,441          33,683         2,103          49,158
Halliburton Co                                    1,168          49,494         1,863          78,945
Handleman Co                                        307           2,917           521           4,950
Harcourt General Inc                                792          32,967         1,127          46,911
Harris Corp                                         409          23,569           614          35,382
Hasbro Inc                                          964          31,210         1,426          46,167
Helmerich & Payne Inc                               215           6,154           408          11,679
Hershey Foods Corp                                  890          53,289         1,323          79,215
Honeywell Inc                                     1,315          57,531         2,069          90,519
Household International Inc                         962          53,992         1,624          91,147
Houston Industries Inc                            1,341          56,825         2,111          89,454
ITT Corp                                          1,130         135,176         1,734         207,430
Inco Ltd                                          1,233          43,155         1,930          67,550
Ingersoll-Rand Co                                 1,130          42,799         1,675          63,441
Inland Steel Industries Inc                         542          14,837           782          21,407
Intergraph Corp +                                   511           6,324           737           9,120
International Business Machines Corp              6,043         624,695         9,538         985,991
International Paper Co                            1,283         105,046         2,092         171,283
James River Corp                                    813          28,252         1,323          45,974
Jefferson-Pilot Corp                                472          29,677           836          52,564
Johnson Controls Inc                                416          25,324           621          37,803
K Mart Corp                                       4,681          63,779         7,312          99,626

38                                                                            39

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Kaufman & Broad Home Corp                            57    $        762           130    $      1,739          444     $      5,939
Kerr-McGee Corp                                     141           7,755           362          19,910          668           36,740
KeyCorp                                             723          22,413         1,434          44,454        3,090           95,790
Knight-Ridder Inc                                   145           8,156           266          14,963          625           35,156
Laidlaw Inc Class B                                 881           7,929         1,692          15,228        3,661           32,949
Lincoln National Corp                               340          14,620           560          24,080        1,298           55,814
Liz Claiborne Inc                                   188           4,277           483          10,988        1,013           23,046
Loews Corp                                          200          26,275           400          52,550          800          105,100
Longs Drug Stores Corp                               37           1,369            85           3,145          249            9,213
Loral Corp                                          221          12,100           541          29,620        1,156           63,291
Louisiana Land & Exploration Co                      83           3,175           181           6,923          400           15,300
Louisiana-Pacific Corp                              368           8,740           662          15,723        1,433           34,034
Luby's Cafeterias Inc                                45             894           119           2,365          280            5,565
MCI Communications                                1,115          26,830         4,192         100,870        9,009          216,779
Mallinckrodt Group Inc                              284          10,686           480          18,060        1,057           39,770
Masco Corp                                          499          13,972         1,015          28,420        2,081           58,268
May Co Department Stores Co                         735          31,146         1,545          65,469        3,244          137,465
Maytag Corp                                         362           5,611           706          10,943        1,417           21,964
McDermott International Inc                         144           3,276           365           8,304          702           15,971
McDonnell Douglas Corp                              382          30,656           749          60,107        1,530          122,783
Mead Corp                                           154           9,452           400          24,550          765           46,952
Mellon Bank Corp                                    463          21,935           943          44,675        1,952           92,476
Melville Corp                                       360          12,015           653          21,794        1,412           47,126
Mercantile Stores Co Inc                             90           4,129           263          12,065          532           24,406
Meredith Corp                                        50           1,963           198           7,772          360           14,130
Merrill Lynch & Co Inc                              508          29,274         1,066          61,428        2,349          135,361
Mobil Corp                                        1,098         104,585         2,423         230,791        5,177          493,109
Monsanto Co                                         383          36,337           700          66,413        1,464          138,897
Moore Corp Ltd                                      350           7,306           619          12,922        1,345           28,077
Morgan (J P) & Co Inc                               589          42,923         1,201          87,523        2,512          183,062
Morrison Knudsen Corp                                55             426           229           1,775          367            2,844
NBD Bancorp Inc                                     506          18,090         1,020          36,465        2,147           76,755
NACCO Industries Inc Class A                         16             920            40           2,300          154            8,855
National City Corp                                  473          14,072           940          27,965        1,913           56,912
National Semiconductor +                            410          11,583           803          22,685        1,589           44,889
National Service Industries Inc                     137           3,973           259           7,511          685           19,865
NationsBank                                         772          47,382         1,708         104,829        3,626          222,546
Navistar International Corp +                       181           2,353           477           6,201        1,034           13,442
New York Times Co Class A                           262           6,517           629          15,646        1,295           32,213
Niagara Mohawk Power Corp                           475           5,700           891          10,692        1,951           23,412
NICOR Inc                                           142           3,639           264           6,765          719           18,424
Nike Inc Class B                                    180          16,673           500          46,313          972           90,032
NorAm Energy Corp                                   364           2,594           658           4,688        1,584           11,286
Nordstrom Inc                                       119           4,909           537          22,151        1,126           46,448


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Kaufman & Broad Home Corp                           343    $      4,588           464    $      6,206
Kerr-McGee Corp                                     579          31,845           881          48,455
KeyCorp                                           2,495          77,345         3,830         118,730
Knight-Ridder Inc                                   537          30,206           803          45,169
Laidlaw Inc Class B                               2,802          25,218         4,280          38,520
Lincoln National Corp                               961          41,323         1,543          66,349
Liz Claiborne Inc                                   809          18,405         1,131          25,730
Loews Corp                                          600          78,825         1,000         131,375
Longs Drug Stores Corp                              184           6,808           275          10,175
Loral Corp                                          837          45,826         1,383          75,719
Louisiana Land & Exploration Co                     372          14,229           514          19,661
Louisiana-Pacific Corp                            1,157          27,479         1,709          40,589
Luby's Cafeterias Inc                               269           5,346           421           8,367
MCI Communications                                7,079         170,338        11,228         270,174
Mallinckrodt Group Inc                              795          29,912         1,193          44,887
Masco Corp                                        1,594          44,632         2,507          70,196
May Co Department Stores Co                       2,619         110,980         4,026         170,602
Maytag Corp                                       1,135          17,593         1,667          25,839
McDermott International Inc                         539          12,262           791          17,995
McDonnell Douglas Corp                            1,223          98,146         1,834         147,179
Mead Corp                                           569          34,922           959          58,859
Mellon Bank Corp                                  1,551          73,479         2,363         111,947
Melville Corp                                     1,130          37,714         1,674          55,870
Mercantile Stores Co Inc                            377          17,295           596          27,342
Meredith Corp                                       244           9,577           468          18,369
Merrill Lynch & Co Inc                            1,833         105,627         2,895         166,824
Mobil Corp                                        4,088         389,382         6,557         624,554
Monsanto Co                                       1,210         114,799         1,848         175,329
Moore Corp Ltd                                    1,036          21,627         1,556          32,482
Morgan (J P) & Co Inc                             1,918         139,774         3,094         225,475
Morrison Knudsen Corp                               343           2,658           563           4,363
NBD Bancorp Inc                                   1,663          59,452         2,554          91,306
NACCO Industries Inc Class A                         51           2,933           165           9,488
National City Corp                                1,561          46,440         2,332          69,377
National Semiconductor +                          1,320          37,290         1,980          55,935
National Service Industries Inc                     474          13,746           715          20,735
NationsBank                                       2,837         174,121         4,467         274,162
Navistar International Corp +                       755           9,815         1,152          14,976
New York Times Co Class A                         1,014          25,223         1,532          38,109
Niagara Mohawk Power Corp                         1,467          17,604         2,202          26,424
NICOR Inc                                           497          12,736           793          20,321
Nike Inc Class B                                    775          71,784         1,242         115,040
NorAm Energy Corp                                 1,230           8,764         2,080          14,820
Nordstrom Inc                                       862          35,558         1,285          53,006

40                                                                            41

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Norfolk Southern Corp                               342    $     24,197           808    $     57,166        1,741     $    123,176
Northern States Power Co                            167           7,118           438          18,670          851           36,274
Northrop Grumman Corp                               136           8,279           258          15,706          668           40,665
Norwest Corp                                      1,008          30,366         2,036          61,335        4,248          127,971
NYNEX Corp                                        1,252          56,340         2,653         119,385        5,610          252,450
Occidental Petroleum Corp                           986          21,446         1,969          42,826        4,165           90,589
Ogden Corp                                          201           4,673           325           7,556          684           15,903
Ohio Edison Co                                      493          10,661           983          21,257        2,041           44,137
ONEOK Inc                                            47           1,028           120           2,625          406            8,881
Outboard Marine Corp                                 35             748            84           1,796          324            6,926
PECO Energy Co                                      663          17,652         1,425          37,941        2,942           78,331
PNC Bank Corp                                       786          20,633         1,472          38,640        2,969           77,936
PACCAR Inc                                           93           4,604           215          10,643          542           26,829
Pacific Enterprises                                 298           7,152           492          11,808        1,106           26,544
Pacific Gas & Electric Co                         1,273          36,599         2,698          77,568        5,710          164,163
Pacific Telesis Group                             1,264          35,866         2,664          75,591        5,635          159,893
PacifiCorp                                          894          16,204         1,727          31,302        3,748           67,933
Panhandle Eastern Corp                              424          10,600           977          24,425        1,992           49,800
Parker Hannifin Corp                                202           8,004           487          19,297        1,013           40,140
Penney (J C) Co Inc                                 688          31,132         1,474          66,699        3,097          140,139
Pennzoil Co                                         130           5,720           253          11,132          637           28,028
Peoples Energy Corp                                 161           4,387           184           5,014          484           13,189
Phelps Dodge Corp                                   174          11,027           445          28,202          914           57,925
Pittston Services Group                             123           3,121           220           5,583          557           14,134
Polaroid Corp                                       132           5,759           254          11,081          613           26,742
Potlatch Corp                                        76           3,012           224           8,876          346           13,710
Price/Costco Inc +                                  556           9,383         1,212          20,453        2,569           43,352
Providian Corp                                      351          13,470           619          23,754        1,318           50,578
Public Services Enterprise Group                    829          22,798         1,564          43,010        3,205           88,138
Pulte Corp                                           48           1,296           122           3,294          398           10,746
Raychem Corp                                        125           5,484           322          14,128          610           26,764
Raytheon Co                                         362          29,277           800          64,700        1,621          131,098
Republic New York Corp                              200          11,250           300          16,875          400           22,500
Reynolds Metals Co                                  156           9,321           403          24,079          802           47,920
Rite Aid Corp                                       304           8,512           548          15,344        1,071           29,988
Roadway Services Inc                                 93           5,115           216          11,880          540           29,700
Rockwell International Corp                         661          29,580         1,323          59,204        2,811          125,792
Rohm & Haas Co                                      169          10,098           439          26,230          873           52,162
Rowan Co Inc +                                      272           2,210           492           3,998          958            7,784
Russell Corp                                        173           4,758           220           6,050          556           15,290
Ryan's Family Steak House +                         119             893           316           2,370          712            5,340
Ryder System Inc                                    286           6,936           481          11,664        1,089           26,408
SBC Communication Inc                             1,002          50,726         3,756         190,148        8,059          407,987
SCEcorp                                           1,410          23,441         2,782          46,251        5,904           98,154


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Norfolk Southern Corp                             1,371    $     96,998         2,173    $    153,740
Northern States Power Co                            729          31,074         1,068          45,524
Northrop Grumman Corp                               469          28,550           858          52,231
Norwest Corp                                      3,409         102,696         5,316         160,145
NYNEX Corp                                        4,462         200,790         7,032         316,440
Occidental Petroleum Corp                         3,331          72,449         5,162         112,274
Ogden Corp                                          506          11,765           744          17,298
Ohio Edison Co                                    1,578          34,124         2,473          53,479
ONEOK Inc                                           305           6,672           420           9,188
Outboard Marine Corp                                224           4,788           348           7,439
PECO Energy Co                                    2,309          61,477         3,678          97,927
PNC Bank Corp                                     2,342          61,478         3,725          97,781
PACCAR Inc                                          407          20,147           612          30,294
Pacific Enterprises                                 823          19,752         1,274          30,576
Pacific Gas & Electric Co                         4,484         128,915         7,078         203,493
Pacific Telesis Group                             4,431         125,730         6,985         198,199
PacifiCorp                                        2,982          54,049         4,657          84,408
Panhandle Eastern Corp                            1,525          38,125         2,361          59,025
Parker Hannifin Corp                                752          29,798         1,234          48,897
Penney (J C) Co Inc                               2,445         110,636         3,842         173,851
Pennzoil Co                                         484          21,296           784          34,496
Peoples Energy Corp                                 377          10,273           536          14,606
Phelps Dodge Corp                                   738          46,771         1,216          77,064
Pittston Services Group                             443          11,241           604          15,327
Polaroid Corp                                       443          19,326           697          30,407
Potlatch Corp                                       331          13,116           468          18,545
Price/Costco Inc +                                1,991          33,598         3,218          54,304
Providian Corp                                      984          37,761         1,587          60,901
Public Services Enterprise Group                  2,504          68,860         4,054         111,485
Pulte Corp                                          321           8,667           433          11,691
Raychem Corp                                        422          18,515           669          29,352
Raytheon Co                                       1,251         101,175         2,066         167,088
Republic New York Corp                              500          28,125           900          50,625
Reynolds Metals Co                                  686          40,989         1,019          60,885
Rite Aid Corp                                       839          23,492         1,298          36,344
Roadway Services Inc                                387          21,285           618          33,990
Rockwell International Corp                       2,231          99,837         3,554         159,042
Rohm & Haas Co                                      732          43,737         1,070          63,933
Rowan Co Inc +                                      845           6,866         1,296          10,530
Russell Corp                                        416          11,440           602          16,555
Ryan's Family Steak House +                         579           4,343           839           6,293
Ryder System Inc                                    797          19,327         1,273          30,870
SBC Communication Inc                             6,305         319,191        10,032         507,870
SCEcorp                                           4,694          78,038         7,204         119,767

42                                                                            43

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
SAFECO Corp                                         160    $     10,340           406    $     26,238          808     $     52,217
Safety-Kleen Corp                                   226           3,051           398           5,373          743           10,031
St Paul Co Inc                                      223          12,098           543          29,458        1,143           62,008
Salomon Inc                                         369          14,160           636          24,407        1,407           53,994
Santa Fe Energy Resources Inc +                     283           2,689           528           5,016        1,155           10,973
Santa Fe Pacific Corp                               507          14,386           914          25,935        2,047           58,084
Seagram Co Ltd                                    1,128          41,736         2,305          85,285        4,955          183,335
Sears Roebuck & Co                                1,191          38,559         2,468          79,902        5,130          166,084
Service Corp International                          324          11,340           619          21,665        1,270           44,433
Shawmut National Corp                               381          12,335           800          25,900        1,717           55,588
Sherwin Williams Co                                 227           8,144           546          19,588        1,167           41,866
Snap-On Inc                                         124           5,084           222           9,102          510           20,910
Sonat Inc                                           328          10,414           523          16,605        1,174           37,275
Southern Co                                       2,036          43,011         4,122          87,077        8,750          184,844
Springs Industries Inc Class A                       31           1,337            80           3,450          312           13,455
Sprint Corp                                       1,077          38,234         2,157          76,574        4,574          162,377
Stanley Works                                       129           5,708           326          14,426          634           28,055
Stride Rite Corp                                    113           1,271           210           2,363          756            8,505
Sun Co Inc                                          262           6,976           655          17,439        1,425           37,941
Sun Microsystems Inc +                              339          19,620           583          33,741        1,272           73,617
SunTrust Banks Inc                                  290          17,799           706          43,331        1,501           92,124
Super Value Inc                                     276           8,177           447          13,242          912           27,018
TJX Companies Inc                                   178           2,225           450           5,625          905           11,313
TRW Inc                                             163          12,694           434          33,798          841           65,493
Tandem Computers Inc +                              375           4,594           693           8,489        1,521           18,632
Tandy Corp                                          261          16,215           507          31,497          933           57,963
Temple-Inland Inc                                   147           7,607           394          20,390          752           38,916
Tenet Healthcare Corp +                             716          11,367         1,416          22,479        2,660           42,228
Tenneco Inc                                         521          25,269         1,164          56,454        2,378          115,333
Texaco Inc                                          754          48,822         1,638         106,061        3,382          218,985
Texas Utilities Co                                  670          23,283         1,457          50,631        2,989          103,868
Textron Inc                                         230          15,755           574          39,319        1,106           75,761
Thomas & Betts Corp                                  33           2,228            82           5,535          245           16,538
Times Mirror Co Class A                             348          10,658           740          22,663        1,471           45,049
Timken Co                                            79           3,565           177           7,987          375           16,922
Torchmark Corp                                      278          11,120           448          17,920          920           36,800
Toys R Us Inc +                                     409          10,634         1,761          45,786        3,693           96,018
Transamerica Corp                                   174          11,832           445          30,260          914           62,152
Travelers Inc                                       917          44,016         1,971          94,608        4,226          202,848
USX - Marathon Group                                902          18,604         1,859          38,342        3,889           80,211
UNUM Corp                                           183           8,784           477          22,896          954           45,792
USF & G Corp                                        324           5,873           620          11,238        1,331           24,124
USX - US Steel Group                                282           9,236           478          15,655        1,079           35,337
Unicom Corp                                         649          18,253         1,387          39,009        2,821           79,341


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
SAFECO Corp                                         689    $     44,527           990    $     63,979
Safety-Kleen Corp                                   610           8,235           926          12,501
St Paul Co Inc                                      846          45,896         1,396          75,733
Salomon Inc                                       1,133          43,479         1,758          67,463
Santa Fe Energy Resources Inc +                     875           8,313         1,390          13,205
Santa Fe Pacific Corp                             1,587          45,031         2,424          68,781
Seagram Co Ltd                                    3,905         144,485         6,118         226,366
Sears Roebuck & Co                                4,071         131,799         6,342         205,322
Service Corp International                        1,052          36,820         1,531          53,585
Shawmut National Corp                             1,306          42,282         2,091          67,696
Sherwin Williams Co                                 885          31,749         1,319          47,319
Snap-On Inc                                         422          17,302           668          27,388
Sonat Inc                                           862          27,369         1,420          45,085
Southern Co                                       6,964         147,115        10,903         230,326
Springs Industries Inc Class A                      221           9,531           355          15,309
Sprint Corp                                       3,686         130,853         5,662         201,001
Stanley Works                                       436          19,293           680          30,090
Stride Rite Corp                                    532           5,985           821           9,236
Sun Co Inc                                        1,119          29,793         1,791          47,685
Sun Microsystems Inc +                              959          55,502         1,539          89,070
SunTrust Banks Inc                                1,178          72,300         1,872         114,894
Super Value Inc                                     743          22,011         1,107          32,795
TJX Companies Inc                                   772           9,650         1,140          14,250
TRW Inc                                             718          55,914         1,048          81,613
Tandem Computers Inc +                            1,173          14,369         1,845          22,601
Tandy Corp                                          806          50,073         1,243          77,221
Temple-Inland Inc                                   550          28,463           934          48,335
Tenet Healthcare Corp +                           2,003          31,798         3,594          57,055
Tenneco Inc                                       1,926          93,411         2,932         142,202
Texaco Inc                                        2,742         177,545         4,259         275,770
Texas Utilities Co                                2,381          82,740         3,712         128,992
Textron Inc                                         910          62,335         1,427          97,750
Thomas & Betts Corp                                 175          11,813           359          24,233
Times Mirror Co Class A                           1,221          37,393         1,765          54,053
Timken Co                                           335          15,117           480          21,660
Torchmark Corp                                      751          30,040         1,160          46,400
Toys R Us Inc +                                   2,867          74,542         4,470         116,220
Transamerica Corp                                   740          50,320         1,193          81,124
Travelers Inc                                     3,354         160,992         5,309         254,832
USX - Marathon Group                              3,129          64,536         4,816          99,330
UNUM Corp                                           788          37,824         1,188          57,024
USF & G Corp                                      1,153          20,898         1,807          32,752
USX - US Steel Group                                885          28,984         1,284          42,051
Unicom Corp                                       2,257          63,478         3,552          99,900

44                                                                            45

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Union Camp Corp                                     172    $      9,783           443    $     25,196          887     $     50,448
Union Carbide Corp                                  490          17,395           879          31,205        1,829           64,930
Union Electric Co                                   354          12,611           622          22,159        1,351           48,129
Union Pacific Corp                                  609          39,890         1,247          81,679        2,732          178,946
Unisys Corp +                                       523           4,184         1,014           8,112        2,233           17,864
United Healthcare Corp                              239          10,098         1,053          44,489        2,255           95,274
U.S. Bancorp                                        350          10,019           618          17,690        1,249           35,753
United States Surgical                              149           3,781           396          10,049          763           19,361
U.S. West Inc                                     1,344          58,464         2,891         125,759        6,205          269,918
United Technologies Corp                            323          26,930           739          61,614        1,669          139,153
Upjohn Co                                           528          22,374         1,067          45,214        2,291           97,081
U.S. Life Corp                                       40           1,725           138           5,951          258           11,126
VF Corp                                             163           8,924           409          22,393          836           45,771
Varity Corp +                                       127           5,779           225          10,238          512           23,296
Wachovia Corp                                       525          20,869         1,065          42,334        2,262           89,915
Wells Fargo & Co                                    122          22,738           367          68,400          808          150,591
Wendy's International Inc                           355           6,967           574          11,265        1,351           26,513
Western Atlas Inc +                                 132           5,990           356          16,154          689           31,263
Westinghouse Electric Corp                          594           8,093         2,218          30,220        4,778           65,100
Westvaco Corp                                       168           7,413           438          19,327          876           38,654
Weyerhaeuser Co                                     610          28,060         1,323          60,858        2,732          125,672
Whirlpool Corp                                      180           9,810           501          27,305          973           53,029
Willamette Industries Inc                           607          41,731           370          25,438          943           64,831
Williams Co Inc                                     357          13,075           623          22,817        1,377           50,433
Woolworth Corp                                      431           5,765           849          11,355        1,793           23,981
Xerox Corp                                          357          43,108           651          78,608        1,415          170,861
Yellow Corp                                          49             692           123           1,737          385            5,438
Zenith Electronic Corp +                             95             808           192           1,632          503            4,276
Zurn Industries Inc                                  22             481            46           1,006          224            4,900

LARGE CAP VALUE STOCKS - VALUE                             $  5,689,576                  $ 12,343,153                  $ 26,142,667
                      - COST                               $  4,975,034                  $ 10,899,992                  $ 22,808,541

MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              2.9%                          3.0%                          3.4%
ADC Telecommunication +                             586    $     22,708           380    $     14,725          948     $     36,735
Adaptec Inc +                                        --              --           300          12,750          700           29,750
Adobe Systems Inc                                   619          31,569           410          20,910        1,006           51,306
Adtran Inc +                                         --              --            --              --           --               --
Airgas Inc +                                         --              --            --              --           --               --
Allegheny Ludlum Corp                               772          16,212           510          10,710        1,186           24,906
Alliance Semiconductor Corp                          --              --            --              --           --               --
Altera Corp +                                       460          28,808           260          16,283          718           44,965
America Online Inc                                   --              --           200          13,175           --               --
American Power Conversion +                       1,000    $     16,750           680    $     11,390        1,494     $     25,025


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Union Camp Corp                                     741    $     42,144         1,194    $     67,909
Union Carbide Corp                                1,470          52,185         2,261          80,266
Union Electric Co                                 1,096          39,045         1,605          57,178
Union Pacific Corp                                2,191         143,511         3,366         220,473
Unisys Corp +                                     1,677          13,416         2,685          21,480
United Healthcare Corp                            1,823          77,022         2,830         119,568
U.S. Bancorp                                        989          28,310         1,582          45,285
United States Surgical                              557          14,134           919          23,320
U.S. West Inc                                     4,942         214,977         7,792         338,952
United Technologies Corp                          1,293         107,804         2,031         169,335
Upjohn Co                                         1,759          74,538         2,855         120,981
U.S. Life Corp                                      264          11,385           389          16,776
VF Corp                                             613          33,562         1,049          57,433
Varity Corp +                                       435          19,793           673          30,622
Wachovia Corp                                     1,828          72,663         2,840         112,890
Wells Fargo & Co                                    629         117,230         1,076         200,540
Wendy's International Inc                         1,043          20,469         1,608          31,557
Western Atlas Inc +                                 523          23,731           896          40,656
Westinghouse Electric Corp                        3,652          49,759         5,725          78,003
Westvaco Corp                                       729          32,167         1,066          47,037
Weyerhaeuser Co                                   2,116          97,336         3,360         154,560
Whirlpool Corp                                      785          42,783         1,244          67,798
Willamette Industries Inc                           618          42,488         1,185          81,469
Williams Co Inc                                   1,020          37,358         1,659          60,761
Woolworth Corp                                    1,389          18,578         2,096          28,034
Xerox Corp                                        1,127         136,085         1,770         213,728
Yellow Corp                                         299           4,223           437           6,173
Zenith Electronic Corp +                            496           4,216           791           6,724
Zurn Industries Inc                                  80           1,750           241           5,272
LARGE CAP VALUE STOCKS - VALUE                             $ 20,595,797                  $ 32,521,921
                      - COST                               $ 18,223,488                  $ 29,202,617
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              4.3%                          5.8%
ADC Telecommunication +                             608    $     23,560         1,360    $     52,700
Adaptec Inc +                                       600          25,500         1,100          46,750
Adobe Systems Inc                                   651          33,201         1,215          61,965
Adtran Inc +                                         --              --           200           6,250
Airgas Inc +                                         --              --           400          11,000
Allegheny Ludlum Corp                               786          16,506           740          15,540
Alliance Semiconductor Corp                          --              --           250           9,781
Altera Corp +                                       448          28,056           940          58,868
America Online Inc                                  200          13,175           500          32,938
American Power Conversion +                       1,009    $     16,901         1,460    $     24,455

46                                                                            47

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Amphenol Corp Class A +                              --              --            --              --           --               --
Anadarko Petroleum Corp                             639          30,512           400          19,100        1,001           47,798
Analog Devices Inc +                                801          27,735           530          18,351        1,253           43,385
Apria Healthcare Group Inc +                         --              --            --              --           --               --
Arrow International Inc                              --              --            --              --           --               --
Ascend Communication Inc                             --              --           200          12,900           --               --
Atmel Corp +                                        962          30,423           560          17,710        1,566           49,525
AutoZone Inc +                                    1,000          26,875           800          21,500        1,600           43,000
BMC Software Inc +                                  556          23,700           440          18,755          766           32,651
Battle Mountain Gold Co                             878           8,670           590           5,826        1,345           13,282
Bay Networks Inc +                                1,162          55,195           820          38,950        1,750           83,125
Bed Bath & Beyond Inc +                              --              --            --              --           --               --
Best Buy Co Inc +                                    --              --            --              --           --               --
Betz Labs Inc                                       296          12,395           240          10,050          427           17,881
BIC Corp                                             --              --            --              --           --               --
Biogen Inc +                                        359          19,655           280          15,330          491           26,882
Boyd Gaming Corp +                                   --              --            --              --           --               --
Brinker International Inc +                         756          12,663           490           8,208        1,171           19,614
Broderbund Software Inc +                            --              --           100           7,363           --               --
Cadence Design System Inc +                         437          15,841           250           9,063          745           27,006
Callaway Golf Co                                    596           9,238           480           7,440        1,158           17,949
Cardinal Health Inc                                 441          23,594           240          12,840          709           37,932
Centocor Inc +                                      546           6,620           340           4,123          881           10,682
Chiron Corp +                                       224          20,104           173          15,527          306           27,464
Cirrus Logic Corp +                                 634          34,553           380          20,710          996           54,282
Cintas Corp +                                       510          19,253           300          11,325          820           30,955
Circus Circus Entertainment Inc +                   929          30,425           630          20,633        1,422           46,571
Clear Channel Communications Inc +                   --              --            --              --           --               --
Coleman Co Inc +                                     --              --            --              --           --               --
Coltec Industries +                                  --              --            --              --           --               --
Compuware Corp +                                     --              --           300           6,788          600           13,575
Consolidated Stores Corp +                           --              --           300           6,600          100            2,200
Cordis Corp +                                       165          12,746           140          10,815          243           18,772
Cracker Barrel Old Country Store Inc                649          13,223           410           8,354        1,011           20,599
Credit Acceptance Corp +                             --              --            --              --           --               --
Crompton & Knowles Corp                             550           8,319           340           5,143          885           13,386
Cypress Semiconductor +                             400          18,250           220          10,038          682           31,116
Danaher Corp                                        600          19,800           380          12,540          962           31,746
Dell Computer Corp +                                405          31,185           230          17,710          687           52,899
Dentsply International Inc                           --              --            --              --           --               --
Department 56 Inc +                                  --              --            --              --           --               --
Diebold Inc                                         340          15,853           260          12,123          471           21,960
Dollar General Corp                                 602          15,803           375           9,844          955           25,069
Duracell International Inc                          600    $     26,775           400    $     17,850          700     $     31,238


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Amphenol Corp Class A +                              --              --           400           9,800
Anadarko Petroleum Corp                             646          30,847         1,115          53,241
Analog Devices Inc +                                831          28,773         1,665          57,651
Apria Healthcare Group Inc +                         --              --           700          19,600
Arrow International Inc                              --              --           100           4,100
Ascend Communication Inc                            200          12,900           400          25,800
Atmel Corp +                                        988          31,246         1,726          54,585
AutoZone Inc +                                    1,500          40,313         2,800          75,250
BMC Software Inc +                                  576          24,552         1,040          44,330
Battle Mountain Gold Co                             895           8,838         1,645          16,244
Bay Networks Inc +                                1,194          56,715         2,318         110,105
Bed Bath & Beyond Inc +                              --              --           400          10,925
Best Buy Co Inc +                                    --              --           500          13,625
Betz Labs Inc                                       307          12,856           605          25,334
BIC Corp                                             --              --           100           3,975
Biogen Inc +                                        361          19,765           745          40,789
Boyd Gaming Corp +                                   --              --           500           7,250
Brinker International Inc +                         771          12,914         1,530          25,628
Broderbund Software Inc +                           200          14,725           300          22,088
Cadence Design System Inc +                         465          16,856           840          30,450
Callaway Golf Co                                    756          11,718         1,116          17,298
Cardinal Health Inc                                 454          24,289           619          33,117
Centocor Inc +                                      566           6,863         1,220          14,793
Chiron Corp +                                       225          20,194           413          37,067
Cirrus Logic Corp +                                 666          36,297         1,310          71,395
Cintas Corp +                                       515          19,441           590          22,273
Circus Circus Entertainment Inc +                   962          31,506         1,995          65,336
Clear Channel Communications Inc +                   --              --           200          14,925
Coleman Co Inc +                                     --              --           100           3,775
Coltec Industries +                                  --              --           900          13,500
Compuware Corp +                                    400           9,050           700          15,838
Consolidated Stores Corp +                          500          11,000         1,000          22,000
Cordis Corp +                                       183          14,137           355          27,424
Cracker Barrel Old Country Store Inc                671          13,672         1,325          26,997
Credit Acceptance Corp +                             --              --           300           6,450
Crompton & Knowles Corp                             570           8,621         1,030          15,579
Cypress Semiconductor +                             412          18,798           885          40,378
Danaher Corp                                        622          20,526           580          19,140
Dell Computer Corp +                                417          32,109           485          37,345
Dentsply International Inc                           --              --           400          14,900
Department 56 Inc +                                 200           8,850           400          17,700
Diebold Inc                                         341          15,899           625          29,141
Dollar General Corp                                 618          16,223           980          25,725
Duracell International Inc                          700    $     31,238         1,300    $     58,013

48                                                                            49

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
EMC Corp +                                        2,058          42,189         1,320          27,060        3,197           65,539
Eckerd (Jack) Corp Del +                             --              --            --              --           --               --
Electronic Arts Inc +                                --              --           200           7,600          100            3,800
Enron Oil & Gas Co                                1,000          23,250            --              --           --               --
Equifax Inc                                         805          31,294           550          21,381        1,271           49,410
Ethyl Corp                                        1,031          11,212           810           8,809        2,029           22,065
Fastenal Co                                          --              --            --              --           --               --
Federal Signal Corp                                 498          10,769           290           6,271          807           17,451
First USA Inc                                       400          18,400           300          13,800          700           32,200
Forest Labs Inc Class A +                           482          21,570           270          12,083          766           34,279
Foundation Health Corp +                            609          21,087           382          13,227          965           33,413
Franklin Resources Inc +                            896          49,280           600          33,000        1,363           74,965
Freeport McMoRan Inc +                            1,529           8,601           980           5,513        2,307           12,977
Gateway 2000 Inc +                                   --              --            --              --           --               --
General Instrument Corp +                           600          21,900           500          18,250          900           32,850
General Nutrition Co Inc +                           --              --           200           8,350          600           25,050
Georgia Gulf Corp                                   437          14,476           260           8,613          745           24,678
Glenayre Technologies Inc                            --              --           300          19,575          450           29,363
Global Marine Inc +                                  --              --           800           5,400        2,715           18,326
Green Tree Financial Inc                            500          29,125           400          23,300          800           46,600
GTECH Holdings Corp +                                --              --           200           5,800          100            2,900
Guidant Corp +                                       --              --            --              --           --               --
HBO & Co                                             --              --           200          11,000          400           22,000
Harley- Davidson Inc                                818          22,700           550          15,263        1,259           34,937
Health Care Property Investors Inc                   --              --           200           6,475
HealthCare Compare Corp +                           384          14,448           290          10,911          516           19,415
Health Management Associates Inc Class A             --              --           200           6,700          100            3,350
Healthsource Inc +                                   --              --           200           8,000           --               --
Hillenbrand Industries Inc                           --              --           200           5,925           --               --
HON Industries Inc                                  353          10,414           270           7,965          484           14,278
Hormel Foods Corp                                    --              --           200           4,800          100            2,400
Hospitality Franchise Systems Inc                    --              --           300          14,063           --               --
Houghton Mifflin Co                                 152           7,429           120           5,865          230           11,241
Humana Inc +                                      1,200          21,900         1,100          20,075        1,900           34,675
ICN Pharmaceuticals Inc                              --              --            --              --           --               --
Illinois Central Corp                               474          18,190           260           9,978          757           29,050
Infinity Broadcasting Corp Class A +                 --              --           200           7,175          600           21,525
Informix Corp +                                   1,390          38,920           920          25,760        2,218           62,104
Integrated Device Technology Inc +                   --              --           200          11,525          400           23,050
International Game Technology                     1,397          19,907           900          12,825        2,172           30,951
Intuit Inc +                                         --              --           200           8,613           --               --
IVAX Corp                                           930          23,831           640          16,400        1,423           36,464
Jefferson Smurfit Corp +                             --              --           800          12,100        1,400           21,175
John Nuveen & Co Inc Class A                         --    $         --            --    $         --           --     $         --


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
EMC Corp +                                        2,107          43,194         3,380          69,290
Eckerd (Jack) Corp Del +                             --              --           400          14,650
Electronic Arts Inc +                               400          15,200           800          30,400
Enron Oil & Gas Co                                   --              --           700          16,275
Equifax Inc                                         836          32,500         1,670          64,921
Ethyl Corp                                        1,308          14,225         1,830          19,901
Fastenal Co                                         300           9,900           600          19,800
Federal Signal Corp                                 502          10,856           980          21,193
First USA Inc                                       600          27,600         1,100          50,600
Forest Labs Inc Class A +                           486          21,749           960          42,960
Foundation Health Corp +                            626          21,675           886          30,678
Franklin Resources Inc +                            913          50,215         1,165          64,075
Freeport McMoRan Inc +                            1,557           8,758         3,070          17,269
Gateway 2000 Inc +                                   --              --           300           7,988
General Instrument Corp +                           900          32,850         1,800          65,700
General Nutrition Co Inc +                          400          16,700           800          33,400
Georgia Gulf Corp                                   465          15,403           640          21,200
Glenayre Technologies Inc                           300          19,575           750          48,938
Global Marine Inc +                               1,700          11,475         3,200          21,600
Green Tree Financial Inc                            800          46,600         1,500          87,375
GTECH Holdings Corp +                               400          11,600           700          20,300
Guidant Corp +                                       --              --           300           7,575
HBO & Co                                            300          16,500           700          38,500
Harley- Davidson Inc                                844          23,421         1,690          46,898
Health Care Property Investors Inc                  300           9,713           600          19,425
HealthCare Compare Corp +                           396          14,900           765          28,783
Health Management Associates Inc Class A            400          13,400           800          26,800
Healthsource Inc +                                  300          12,000           600          24,000
Hillenbrand Industries Inc                          300           8,888           600          17,775
HON Industries Inc                                  354          10,443           435          12,833
Hormel Foods Corp                                   400           9,600           800          19,200
Hospitality Franchise Systems Inc                   500          23,438           900          42,188
Houghton Mifflin Co                                 155           7,576           345          16,862
Humana Inc +                                      1,800          32,850         3,500          63,875
ICN Pharmaceuticals Inc                              --              --           926          18,751
Illinois Central Corp                               477          18,305           535          20,531
Infinity Broadcasting Corp Class A +                600          21,525         1,250          44,844
Informix Corp +                                   1,438          40,264         2,880          80,640
Integrated Device Technology Inc +                  300          17,288           800          46,100
International Game Technology                     1,417          20,192         2,845          40,541
Intuit Inc +                                        400          17,225           600          25,838
IVAX Corp                                           963          24,677         2,295          58,809
Jefferson Smurfit Corp +                            900          13,613         1,300          19,663
John Nuveen & Co Inc Class A                         --    $         --           200    $      4,725

50                                                                            51

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Jones Apparel Group Inc +                            --              --            --              --           --               --
KLA Instruments Corp +                               --              --           200          17,100          300           25,650
Kohls Corp +                                        393          18,471           210           9,870          652           30,644
LSI Logic Corp +                                  1,072          52,796           760          37,430        1,642           80,869
La Quinta Inns Inc                                   --              --           200           6,000          100            3,000
Laboratory Corp of America Holdings +               660           9,158           418           5,800        1,043           14,472
Lam Research Corp +                                  --              --           200          12,050          300           18,075
Lancaster Colony Corp                               338          11,746           260           9,035          470           16,333
Lear Seating Corp +                                  --              --            --              --           --               --
LIN Broadcasting Corp +                             300          38,550           200          25,700          200           25,700
LIN Television Corp +                                --              --            --              --           --               --
Linear Technology Corp                              393          31,833           210          17,010          650           52,650
Loctite Corp                                        385          18,480           300          14,400          542           26,016
Lone Star Steakhouse & Saloon +                      --              --           200           8,025           --               --
Lubrizol Corp                                       729          22,599           460          14,260        1,117           34,627
Lyondell Petrochemical                              876          24,090           580          15,950        1,317           36,218
MGIC Investment Corp                                400          22,400           300          16,800          700           39,200
Manpower Inc                                         --              --           500          14,375          900           25,875
Mark IV Industries Inc                              497          11,058           288           6,408          790           17,578
Marvel Entertainment Group Inc +                     --              --            --              --           --               --
Maxim Integrated Products Inc +                      --              --           200          15,250          400           30,500
McCormick & Co Inc                                  888          19,647           600          13,275        1,355           29,979
McKesson Corp                                        --              --           200           8,700          400           17,400
Medaphis Corp +                                      --              --           300           6,938          100            2,313
Mentor Graphics Corp +                               --              --           300           5,775          852           16,401
Mercury Financial Corp                               --              --           500          11,438        1,200           27,450
Microchip Technology Inc +                           --              --           300          11,400           --               --
Micro Warehouse Inc +                                --              --           200           9,550           --               --
Mid Atlantic Medical Services +                      --              --            --              --           --               --
Modine Manufacturing Co                             309           9,347           250           7,563          465           14,066
Morrison Restaurants                                385           7,556           200           3,925          643           12,619
Multimedia Inc +                                    401          17,043           220           9,350          684           29,070
Mylan Laboratories                                1,303          29,816           870          19,901        1,965           44,949
National Gypsum Co +                                 --              --           100           5,363           --               --
New World Communications Group Inc +                 --              --            --              --           --               --
Newmont Gold Co                                     600          24,900            --              --           --               --
Nine West Group Inc +                                --              --            --              --           --               --
Noble Affiliates Inc                                538          14,862           330           9,116          873           24,117
Nordson Corp                                        214          12,198           160           9,120          293           16,701
Northwest Airlines Corp Class A +                    --              --           500          18,063          700           25,288
Novellus Systems Inc +                               --              --           100           7,369           --               --
Office Depot Inc +                                1,538          47,870         1,050          32,681        2,442           76,007
Olsten Corp                                         461          16,711           250           9,063          745           27,006
Omnicom Group                                       394    $     24,724           210    $     13,178          660     $     41,415


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Jones Apparel Group Inc +                            --              --           400          13,900
KLA Instruments Corp +                              200          17,100           400          34,200
Kohls Corp +                                        404          18,988           379          17,813
LSI Logic Corp +                                  1,312          64,616         2,520         124,110
La Quinta Inns Inc                                  400          12,000           800          24,000
Laboratory Corp of America Holdings +               684           9,491           937          13,001
Lam Research Corp +                                 200          12,050           600          36,150
Lancaster Colony Corp                               340          11,815           428          14,873
Lear Seating Corp +                                  --              --           300           8,588
LIN Broadcasting Corp +                             300          38,550           500          64,250
LIN Television Corp +                                --              --           300          10,950
Linear Technology Corp                              405          32,805           775          62,775
Loctite Corp                                        397          19,056           565          27,120
Lone Star Steakhouse & Saloon +                     300          12,038           600          24,075
Lubrizol Corp                                       742          23,002         1,500          46,500
Lyondell Petrochemical                              892          24,530           845          23,238
MGIC Investment Corp                                500          28,000           800          44,800
Manpower Inc                                        700          20,125         1,300          37,375
Mark IV Industries Inc                              501          11,147           856          19,046
Marvel Entertainment Group Inc +                     --              --           500           7,188
Maxim Integrated Products Inc +                     300          22,875           600          45,750
McCormick & Co Inc                                  905          20,023         1,555          34,404
McKesson Corp                                       300          13,050           800          34,800
Medaphis Corp +                                     500          11,563           900          20,813
Mentor Graphics Corp +                              600          11,550         1,100          21,175
Mercury Financial Corp                              800          18,300         2,100          48,038
Microchip Technology Inc +                          400          15,200           700          26,600
Micro Warehouse Inc +                               300          14,325           500          23,875
Mid Atlantic Medical Services +                      --              --           800          14,900
Modine Manufacturing Co                             335          10,134           400          12,100
Morrison Restaurants                                398           7,811           575          11,284
Multimedia Inc +                                    414          17,595           685          29,113
Mylan Laboratories                                1,327          30,355         2,652          60,665
National Gypsum Co +                                200          10,725           400          21,450
New World Communications Group Inc +                 --              --           600          13,950
Newmont Gold Co                                      --              --           200           8,300
Nine West Group Inc +                                --              --           400          17,050
Noble Affiliates Inc                                558          15,415           620          17,128
Nordson Corp                                        208          11,856           285          16,245
Northwest Airlines Corp Class A +                   800          28,900         1,500          54,188
Novellus Systems Inc +                              200          14,738           300          22,106
Office Depot Inc +                                1,567          48,773         2,180          67,853
Olsten Corp                                         459          16,639           644          23,345
Omnicom Group                                       405    $     25,414           779    $     48,882

52                                                                            53

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Outback Steakhouse Inc +                             --              --           200           6,450          100            3,225
Owens-Illinois Inc +                                 --              --           700           9,538        1,400           19,075
Oxford Health Plans Inc +                            --              --           200           9,800          300           14,700
PacifiCare Health Systems Inc Class B +              --              --           100           5,725           --               --
Paging Network Inc +                                 --              --           200           7,900           --               --
Parametric Technology Corp +                        610          33,703           380          20,995          971           53,648
Paychex Inc                                         505          20,705           290          11,890          802           32,882
Peoplesoft Inc +                                     --              --            --              --           --               --
Perrigo Co +                                        812          10,962           550           7,425        1,252           16,902
PetSmart Inc +                                       --              --           300           9,113          700           21,263
Physician Corp of America +                          --              --            --              --           --               --
Premier Industrial Corp                              --              --            --              --           --               --
Price (T Rowe) Associates                            --              --           200           9,500           --               --
Primadonna Resorts Inc +                             --              --            --              --           --               --
Promus Hotel Corp +                                  77           1,588           261           5,383          674           13,901
Qualcomm Inc +                                       --              --           300          14,625           --               --
RPM Inc                                             623          12,460           390           7,800          959           19,180
Readers Digest Association Class A                  600          27,750           500          23,125        1,000           46,250
Reynolds & Reynolds Co Class A                      473          15,195           260           8,353          756           24,287
Rhone-Poulenc Rorer Inc                             900          39,825           300          13,275          500           22,125
Rollins Inc                                         388           9,264           210           5,014          645           15,399
Rouse Co                                             --              --            --              --           --               --
SPS Transaction Services Inc +                       --              --            --              --           --               --
Safeway Inc +                                       700          27,563           300          11,813           --               --
Scherer (R P) Corp +                                 --              --           200           8,600           --               --
Scholastic Inc +                                     --              --            --              --           --               --
Schulman (A) Inc                                    403          10,680           220           5,830          686           18,179
Schwab (Charles) Corp                               939          43,664           635          29,528        1,393           64,775
Sealed Air Corp +                                    --              --           200          10,550          303           15,983
Sensormatic Electronics                             735          15,435           470           9,870        1,123           23,583
Shaw Industries Inc                               1,560          23,400         1,030          15,450        2,415           36,225
Simon Property Group Inc                             --              --            --              --           --               --
Solectron Corp +                                     --              --           300          10,650           --               --
Sonoco Products                                     988          26,553           677          18,194        1,500           40,313
Southern National Corp                               --              --           600          16,050        1,200           32,100
Southland Corp +                                     --              --            --              --           --               --
Staples Inc +                                       931          23,857           665          17,041        1,443           36,964
Starbucks Corp +                                     --              --            --              --           --               --
Stop & Shop Co Inc +                                 --              --           300           7,275          100            2,425
Stratacom Inc +                                      --              --           300          14,700           --               --
Stryker Corp +                                      524          21,877           310          12,943          834           34,820
Student Loan Marketing Association                  600          32,475           600          32,475        1,000           54,125
Sundstrand Corp                                     363          24,729           280          19,075          495           33,722
Superior Industries International Inc               322    $      9,539           260    $      7,703          454     $     13,450


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Outback Steakhouse Inc +                            400          12,900           700          22,575
Owens-Illinois Inc +                                800          10,900         1,500          20,438
Oxford Health Plans Inc +                           200           9,800           600          29,400
PacifiCare Health Systems Inc Class B +             200          11,450           400          22,900
Paging Network Inc +                                300          11,850           600          23,700
Parametric Technology Corp +                        621          34,310         1,185          65,471
Paychex Inc                                         507          20,787           750          30,750
Peoplesoft Inc +                                    200          13,800           300          20,700
Perrigo Co +                                        842          11,367         1,080          14,580
PetSmart Inc +                                      600          18,225         1,050          31,894
Physician Corp of America +                          --              --           800          12,800
Premier Industrial Corp                              --              --           600          14,400
Price (T Rowe) Associates                           300          14,250           600          28,500
Primadonna Resorts Inc +                             --              --           400           8,100
Promus Hotel Corp +                                 545          11,241         1,055          21,759
Qualcomm Inc +                                      400          19,500           800          39,000
RPM Inc                                             629          12,580         1,195          23,900
Readers Digest Association Class A                  900          41,625         1,700          78,625
Reynolds & Reynolds Co Class A                      476          15,292           950          30,519
Rhone-Poulenc Rorer Inc                             400          17,700         1,000          44,250
Rollins Inc                                         400           9,550           475          11,341
Rouse Co                                             --              --           700          14,788
SPS Transaction Services Inc +                       --              --           200           5,375
Safeway Inc +                                       300          11,813           600          23,625
Scherer (R P) Corp +                                300          12,900           500          21,500
Scholastic Inc +                                    100           6,125           300          18,375
Schulman (A) Inc                                    416          11,024           785          20,803
Schwab (Charles) Corp                               948          44,082         1,207          56,126
Sealed Air Corp +                                   218          11,500           400          21,100
Sensormatic Electronics                             748          15,708         1,585          33,285
Shaw Industries Inc                               1,605          24,075         2,200          33,000
Simon Property Group Inc                             --              --           600          14,775
Solectron Corp +                                    400          14,200           800          28,400
Sonoco Products                                   1,022          27,466         2,055          55,228
Southern National Corp                            1,100          29,425         2,180          58,315
Southland Corp +                                     --              --         3,100          11,625
Staples Inc +                                       960          24,600         1,438          36,849
Starbucks Corp +                                     --              --           400          16,000
Stop & Shop Co Inc +                                600          14,550         1,100          26,675
Stratacom Inc +                                     300          14,700           700          34,300
Stryker Corp +                                      544          22,712           700          29,225
Student Loan Marketing Association                1,000          54,125         1,800          97,425
Sundstrand Corp                                     365          24,866           645          43,941
Superior Industries International Inc               331    $      9,806           410    $     12,146

54                                                                            55

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Sybase Inc +                                         --              --           200           6,425          800           25,700
Sybron International Corp +                          --              --           200           8,200           --               --
Symantec Corp +                                     378          10,915           200           5,775          636           18,365
Symbol Technologies Inc +                           260           9,035           210           7,298          390           13,553
Synopsys Inc +                                       --              --           100           5,800           --               --
Talbots Inc                                          --              --            --              --           --               --
Tambrands Inc                                       397          17,815           210           9,424          654           29,348
Tele-Communications Inc Liberty Media
 Group Class A +                                    190           5,047           906          24,065        2,022           53,708
Tencor Instruments +                                 --              --           200           8,675           --               --
Teradyne Inc +                                      776          29,391           420          15,908        1,290           48,859
Thermo Instrument Systems Inc +                      --              --            --              --           --               --
Thermo Cardiosystems Inc +                           --              --            --              --           --               --
3Com Corp +                                       1,000          39,000           800          31,200        1,400           54,600
Tootsie Roll Industries                              --              --            --              --           --               --
Total System Services Inc                            --              --            --              --           --               --
TransTexas Gas Corp +                                --              --            --              --           --               --
TriMas Corp                                          --              --            --              --           --               --
Triton Energy Corp +                                 --              --           200          10,600          400           21,200
Turner Broadcasting System Inc Class A               --              --           400          12,350          100            3,088
Turner Broadcasting System Inc Class B              900          27,675           700          21,525        1,200           36,900
USG Corp +                                           --              --            --              --           --               --
U.S. Robotics Corp +                                 --              --           100          14,025           --               --
Unifi Inc                                           768          19,392           500          12,625        1,182           29,846
Union Texas Petroleum Holdings Inc                   --              --           300           5,850          100            1,950
VLSI Technology Inc +                                --              --           200           6,600          100            3,300
Valhi Inc                                            --              --            --              --           --               --
Valspar Corp                                         --              --            --              --           --               --
Value Health Inc +                                  435          15,062           245           8,483          719           24,895
ValuJet Airlines Inc +                               --              --            --              --           --               --
Varian Associates Inc                               377          20,358           290          15,660          535           28,890
Vastar Resources Inc                                600          18,750            --              --           --               --
Vencor Inc +                                         --              --            --              --           --               --
Viking Office Products Inc +                         --              --           200           7,200          100            3,600
Vishay Intertechnology Inc                           --              --           300          12,150          500           20,250
Vornado Realty Trust                                 --              --            --              --           --               --
Western Digital Corp +                               --              --           300           6,188          100            2,063
Xilinx Inc +                                        747          32,028           600          25,725        1,059           45,405
York International Corp                             402          17,889           220           9,790          659           29,326

MEDIUM CAP GROWTH STOCKS - VALUE                           $  2,345,780                  $  2,145,332                  $  4,084,247
                          - COST                           $  1,776,682                  $  1,761,417                  $  3,232,733

MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              3.1%                          3.1%                          3.7%


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Sybase Inc +                                        600          19,275         1,200          38,550
Sybron International Corp +                         300          12,300           500          20,500
Symantec Corp +                                     361          10,424           800          23,100
Symbol Technologies Inc +                           270           9,383           350          12,163
Synopsys Inc +                                       --              --            --              --
Talbots Inc                                          --              --           300          10,350
Tambrands Inc                                       409          18,354           885          39,714
Tele-Communications Inc Liberty Media
 Group Class A +                                  1,656          43,987         3,614          95,995
Tencor Instruments +                                300          13,013           500          21,688
Teradyne Inc +                                      800          30,300         1,550          58,706
Thermo Instrument Systems Inc +                      --              --           250           6,406
Thermo Cardiosystems Inc +                           --              --           200           7,875
3Com Corp +                                       1,600          62,400         3,000         117,000
Tootsie Roll Industries                              --              --           406          16,189
Total System Services Inc                            --              --           300           5,850
TransTexas Gas Corp +                                --              --           200           3,550
TriMas Corp                                          --              --           300           6,413
Triton Energy Corp +                                300          15,900           800          42,400
Turner Broadcasting System Inc Class A              800          24,700         1,500          46,313
Turner Broadcasting System Inc Class B            1,100          33,825         2,200          67,650
USG Corp +                                          400          10,850           700          18,988
U.S. Robotics Corp +                                 --              --           400          56,100
Unifi Inc                                           782          19,746         1,340          33,835
Union Texas Petroleum Holdings Inc                  600          11,700         1,200          23,400
VLSI Technology Inc +                               400          13,200           700          23,100
Valhi Inc                                            --              --           100             775
Valspar Corp                                         --              --           400          16,000
Value Health Inc +                                  447          15,477         1,219          42,208
ValuJet Airlines Inc +                               --              --           200           5,825
Varian Associates Inc                               390          21,060           765          41,310
Vastar Resources Inc                                 --              --           400          12,500
Vencor Inc +                                        300           8,888           500          14,813
Viking Office Products Inc +                        500          18,000           900          32,400
Vishay Intertechnology Inc                          400          16,200         1,020          41,310
Vornado Realty Trust                                200           7,425           500          18,563
Western Digital Corp +                              500          10,313         1,000          20,625
Xilinx Inc +                                        774          33,185         1,420          60,883
York International Corp                             414          18,423           785          34,933
MEDIUM CAP GROWTH STOCKS - VALUE                           $  3,474,209                  $  6,909,224
                          - COST                           $  2,821,638                  $  6,118,056
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              4.5%                          5.6%

56                                                                            57

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
AFLAC Inc                                         1,131    $    $46,230           780    $    $31,883        1,678     $    $68,588
Arco Chemical Co                                    600          28,950            --              --           --               --
AT & T Capital Corp                                  --              --            --              --           --               --
Albemarle Corp                                      713          11,675           460           7,533        1,112           18,209
Alexander & Baldwin Inc                             504          11,466           290           6,598          814           18,519
Alleghany Corp +                                     --              --            --              --           --               --
Allmerica Property & Casualty Co Inc                 --              --           400           9,650          100            2,413
Alumax Inc +                                        489          16,687           280           9,555          773           26,379
AMBAC Inc                                            --              --           200           8,450          400           16,900
American Financial Group Inc                        504          15,561           290           8,954          813           25,101
American National Insurance Co                       --              --            --              --           --               --
American Re Corp                                     --              --           300          12,000          600           24,000
American Standard Co Inc +                           --              --            --              --           --               --
American Water Works Co Inc                          --              --            --              --           --               --
AmSouth Bancorp                                      --              --           300          11,213          800           29,900
Aon Corp                                          1,090          42,510           760          29,640        1,660           64,740
Apache Corp                                         662          19,281           420          12,233        1,049           30,552
Argonaut Group Inc                                   --              --            --              --           --               --
Arrow Electronics Inc +                             493          26,745           296          16,058          799           43,346
Avnet Inc                                           430          22,145           250          12,875          714           36,771
Bandag Inc                                           --              --            --              --           --               --
Bandag Inc Class A                                   --              --            --              --           --               --
Bank South Corp                                      --              --           300           6,844          100            2,281
Bankers Life Holding Corp                            --              --            --              --           --               --
Barnes & Noble +                                     --              --            --              --           --               --
BayBanks Inc                                         --              --           100           8,025          200           16,050
Bear Stearns & Co Inc                             1,360          28,050           829          17,098        2,058           42,446
Beckman Instruments Inc                             294           8,416           250           7,156          450           12,881
Bergen Brunswig Corp Class A                         20             418            16             334           29              605
Bob Evans Farms Inc                                 468           8,366           260           4,648          752           13,442
Boise Cascade Office Products Corp +                 --              --            --              --           --               --
Bowater Inc                                         395          18,861           210          10,028          652           31,133
Burlington Industries Inc +                         729           9,021           477           5,903        1,136           14,058
CBI Industries                                      406           9,947           220           5,390          689           16,881
CNA Financial Corp +                                400          38,350           100           9,588           --               --
Cabot Corp                                          405          19,491           220          10,588          686           33,014
Capital One Financial Corp                           --              --           400          10,400          900           23,400
Caremark International Inc +                         --              --           400           8,300        1,000           20,750
Case Corp                                            --              --            --              --           --               --
Central Fidelity Banks Inc                          417          13,657           230           7,533          700           22,925
Chesapeake Corp                                     256           9,312           200           7,275          361           13,131
Chris-Craft Industries Inc +                        304          13,680           247          11,115          465           20,925
Cincinnati Financial Corp                           400          20,800           320          16,640          600           31,200
Clayton Homes Inc                                   817    $     19,302           550    $     12,994        1,245     $     29,413


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
AFLAC Inc                                         1,158    $    $47,333         2,285    $    $93,399
Arco Chemical Co                                     --              --           200           9,650
AT & T Capital Corp                                  --              --           100           3,163
Albemarle Corp                                      732          11,987         1,186          19,421
Alexander & Baldwin Inc                             509          11,580           980          22,295
Alleghany Corp +                                     --              --           100          16,925
Allmerica Property & Casualty Co Inc                700          16,888         1,400          33,775
Alumax Inc +                                        493          16,824           670          22,864
AMBAC Inc                                           300          12,675           800          33,800
American Financial Group Inc                        508          15,685           580          17,908
American National Insurance Co                       --              --           200          11,475
American Re Corp                                    400          16,000         1,000          40,000
American Standard Co Inc +                           --              --           300           8,288
American Water Works Co Inc                         300           8,963           500          14,938
AmSouth Bancorp                                     500          18,688         1,100          41,113
Aon Corp                                          1,125          43,875         2,050          79,950
Apache Corp                                         684          19,922         1,235          35,969
Argonaut Group Inc                                   --              --           200           6,100
Arrow Electronics Inc +                             510          27,668           875          47,469
Avnet Inc                                           459          23,639           815          41,973
Bandag Inc                                           --              --           200          11,875
Bandag Inc Class A                                  200          10,975           300          16,463
Bank South Corp                                     700          15,969         1,200          27,375
Bankers Life Holding Corp                            --              --           500           9,500
Barnes & Noble +                                     --              --           300          11,738
BayBanks Inc                                        200          16,050           400          32,100
Bear Stearns & Co Inc                             1,396          28,793         2,302          47,479
Beckman Instruments Inc                             305           8,731           680          19,465
Bergen Brunswig Corp Class A                        420           8,768           800          16,700
Bob Evans Farms Inc                                 472           8,437           950          16,981
Boise Cascade Office Products Corp +                 --              --           100           2,838
Bowater Inc                                         407          19,434           675          32,231
Burlington Industries Inc +                         749           9,269         1,302          16,112
CBI Industries                                      419          10,266           695          17,028
CNA Financial Corp +                                100           9,588           200          19,175
Cabot Corp                                          416          20,020           795          38,259
Capital One Financial Corp                          600          15,600           800          20,800
Caremark International Inc +                        800          16,600         1,600          33,200
Case Corp                                            --              --           400          15,100
Central Fidelity Banks Inc                          430          14,083           805          26,364
Chesapeake Corp                                     266           9,676           450          16,369
Chris-Craft Industries Inc +                        316          14,220           214           9,630
Cincinnati Financial Corp                           600          31,200         1,115          57,980
Clayton Homes Inc                                   845    $     19,963         1,081    $     25,539

58                                                                            59

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Coca-Cola Enterprises                             1,412          32,653           910          21,044        2,188           50,598
Comdisco Inc                                        411          12,536           230           7,015          694           21,167
Comerica Inc                                      1,289          45,921           810          28,856        2,013           71,713
Commerce Bancshares Inc                              --              --           200           7,175           --               --
Compass Bankshares Inc                               --              --           200           6,000          100            3,000
Comsat Corp                                         510          11,858           300           6,975          819           19,042
Conseco Inc                                          --              --           200          10,050           --               --
Consolidated Papers Inc                             486          29,403           280          16,940          770           46,585
Countrywide Credit & Industries Inc                  --              --           500          11,000        1,200           26,400
Cox Communications Inc Class A +                    213           4,207           274           5,412        1,094           21,607
Crestar Financial Corp                              402          22,663           220          12,403          685           38,617
Dauphin Deposit Corp                                360           9,900           270           7,425          492           13,530
Dean Foods Co                                       424          11,236           240           6,360          707           18,736
Diamond Shamrock R&M Inc                            304           8,094           250           6,656          435           11,582
Dime Bancorp Inc +                                   --              --           700           8,488          100            1,213
Dole Food Inc                                       646          21,157           410          13,428        1,008           33,012
Ensco International Inc +                            --              --            --              --           --               --
Edwards A G & Sons Inc                              655          15,966           420          10,238        1,017           24,789
Equitable Co Inc                                    900          23,175           400          10,300          900           23,175
Equitable of Iowa Co                                 --              --           200           7,450           --               --
Equity Residential Properties Trust                  --              --            --              --           --               --
FHP International Corp +                            424          10,494           240           5,940          703           17,399
Federated Department Stores Inc +                   900          24,300           800          21,600        1,500           40,500
Ferro Corp                                          305           8,235           250           6,750          436           11,772
Fifth Third Bancorp                                 663          37,294           430          24,188        1,051           59,119
Fina Inc Class A                                     --              --            --              --           --               --
Finova Group Inc                                     --              --           200           8,150           --               --
First American Corp - Tennessee                      --              --           200           8,550           --               --
First America Bank Corp                             647          28,630           410          18,143        1,009           44,648
First Bank System Inc                             1,266          57,761           990          45,169        1,989           90,748
First Brands Corp                                   243          10,601           190           8,289          347           15,138
First Colony Corp                                    --              --            --              --           --               --
First Empire State Corp                              --              --            --              --           --               --
First Financial Management Corp                     662          59,663           420          37,853        1,049           94,541
First Hawaiian Inc                                   --              --            --              --           --               --
First Security Corp                                 516          16,254           320          10,080          850           26,775
First Tennessee National Corp                       354          18,762           270          14,310          485           25,705
First Virginia Banks Inc                            359          14,764           280          11,515          491           20,192
Firstar Corp                                         --              --           300          11,138          800           29,700
Fiserv Inc +                                        417          11,885           230           6,555          699           19,922
Firstmerit Corp                                      --              --            --              --           --               --
FlightSafety International Inc                      356          15,798           270          11,981          487           21,611
Food Lion Inc Class B                                --              --         1,200           6,900          200            1,150
Food Lion Inc Class A                                --    $         --         1,400    $      8,050        3,300     $     18,975


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Coca-Cola Enterprises                             1,448          33,485         1,555          35,959
Comdisco Inc                                        424          12,932           595          18,148
Comerica Inc                                      1,323          47,132         2,640          94,050
Commerce Bancshares Inc                             400          14,350           800          28,700
Compass Bankshares Inc                              400          12,000           700          21,000
Comsat Corp                                         514          11,951           990          23,018
Conseco Inc                                         300          15,075           500          25,125
Consolidated Papers Inc                             490          29,645           570          34,485
Countrywide Credit & Industries Inc                 800          17,600         2,000          44,000
Cox Communications Inc Class A +                    727          14,358         1,049          20,718
Crestar Financial Corp                              415          23,396           785          44,254
Dauphin Deposit Corp                                362           9,955           645          17,738
Dean Foods Co                                       437          11,581           905          23,983
Diamond Shamrock R&M Inc                            330           8,786           415          11,049
Dime Bancorp Inc +                                1,100          13,338         2,100          25,463
Dole Food Inc                                       668          21,877           825          27,019
Ensco International Inc +                            --              --         1,000          18,000
Edwards A G & Sons Inc                              677          16,502         1,225          29,859
Equitable Co Inc                                    600          15,450         1,600          41,200
Equitable of Iowa Co                                300          11,175           600          22,350
Equity Residential Properties Trust                  --              --           200           5,900
FHP International Corp +                            436          10,791           909          22,498
Federated Department Stores Inc +                 1,400          37,800         2,800          75,600
Ferro Corp                                          331           8,937           615          16,605
Fifth Third Bancorp                                 686          38,588         1,035          58,219
Fina Inc Class A                                     --              --           100           4,625
Finova Group Inc                                    300          12,225           600          24,450
First American Corp - Tennessee                     300          12,825           600          25,650
First America Bank Corp                             669          29,603         1,425          63,056
First Bank System Inc                             1,584          72,270         3,020         137,788
First Brands Corp                                   252          10,994           530          23,121
First Colony Corp                                   400           9,800           700          17,150
First Empire State Corp                             100          18,300           100          18,300
First Financial Management Corp                     684          61,646         1,335         120,317
First Hawaiian Inc                                   --              --           400          11,150
First Security Corp                                 535          16,853         1,100          34,650
First Tennessee National Corp                       350          18,550           740          39,220
First Virginia Banks Inc                            361          14,846           745          30,638
Firstar Corp                                        500          18,563         1,300          48,263
Fiserv Inc +                                        429          12,227           795          22,658
Firstmerit Corp                                     100           2,675           600          16,050
FlightSafety International Inc                      357          15,842           445          19,747
Food Lion Inc Class B                             2,100          12,075         3,800          21,850
Food Lion Inc Class A                             2,100    $     12,075         5,200    $     29,900

60                                                                            61

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Fort Howard Corp +                                   --              --            --              --           --               --
Fourth Financial Corp                                --              --           200           7,100           --               --
Franchise Finance Corp                               --              --            --              --           --               --
GATX Corp                                           223          11,512           170           8,776          302           15,591
GEICO Corp                                          400          27,300           300          20,475          200           13,650
Gaylord Entertainment Co Class A                     --              --            --              --           --               --
Genentech Inc +                                     100           4,713           300          14,138          600           28,275
General Motors Corp Class E                       2,788         129,991         1,530          71,336        4,291          200,068
General Motors Corp Class H                         700          27,913           600          23,925        1,100           43,863
Genzyme Corp - General Division +                   263          14,695           210          11,734          367           20,506
Glatfelter (P H) Co                                 486          10,935           280           6,300          769           17,303
Greenpoint Financial Corp                            --              --           300           8,325          100            2,775
Hanna (M A) Co                                      387          10,836           200           5,600          645           18,060
Hannaford Brothers Co                               436          11,173           260           6,663          745           19,091
Harsco Corp                                         269          15,064           210          11,760          374           20,944
Hartford Steam Boiler Inspection                    230          10,666           180           8,348          309           14,330
Hawaiian Electric Industries Inc                    292          10,549           240           8,670          423           15,281
Healthsouth Corp +                                  608          14,364           400           9,450        1,020           24,098
Health Care & Retirement Corp +                      --              --           200           6,300           --               --
Health & Retire Property Trust                       --              --            --              --           --               --
Heilig-Meyers Co                                    524          11,528           310           6,820          834           18,348
Hibernia Corp Class A                                --              --           700           7,000          200            2,000
Hillhaven Corp +                                     --              --            --              --           --               --
Host Marriot Corp +                                  --              --           800           9,200        1,900           21,850
Hubbell Inc Class B                                 366          21,457           283          16,591          504           29,547
Huntington Bancshares Inc                         1,050          23,100           850          18,700        1,670           36,740
IBP Inc                                             516          25,413           310          15,268          826           40,681
IMC Fertilizer Group                                309          19,544           250          15,813          465           29,411
Integra Financial Corp                               --              --           200          11,225          400           22,450
International Specialty Products Inc                 --              --            --              --           --               --
ITEL Corp +                                          --              --           200           7,550           --               --
Kansas City Southern Industries                     481          21,164           270          11,880          765           33,660
Kelly Services Inc Class A                          406          11,673           220           6,325          689           19,809
Kemper Corp                                         363          17,424           290          13,920          520           24,960
Kennametal Inc                                       --              --           200           7,600          411           15,618
Keystone International Inc                          383           7,708           200           4,025          641           12,900
Kimco Realty Corp                                    --              --            --              --           --               --
Komag Inc +                                          --              --           200          12,450           --               --
LTV Corp                                             --              --           700          10,938        1,300           20,313
Lafarge Corp                                         --              --            --              --           --               --
Leggett & Platt Inc                                 429          20,753           250          12,094          737           35,652
Lehman Brothers Holdings                             --              --           700          16,625        1,300           30,875
Leucadia National Corp                               --              --            --              --           --               --
Litton Industries Inc +                             501    $     19,414           290    $     11,238          808     $     31,310


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Fort Howard Corp +                                   --              --           700          11,025
Fourth Financial Corp                               300          10,650           600          21,300
Franchise Finance Corp                               --              --           200           4,250
GATX Corp                                           217          11,203           410          21,166
GEICO Corp                                          300          20,475           500          34,125
Gaylord Entertainment Co Class A                     --              --           515          14,291
Genentech Inc +                                     600          28,275         1,100          51,838
General Motors Corp Class E                       2,876         134,094         3,600         167,850
General Motors Corp Class H                       1,100          43,863         2,000          79,750
Genzyme Corp - General Division +                   272          15,198           150           8,381
Glatfelter (P H) Co                                 489          11,003           570          12,825
Greenpoint Financial Corp                           500          13,875         1,000          27,750
Hanna (M A) Co                                      400          11,200           575          16,100
Hannaford Brothers Co                               465          11,916           640          16,400
Harsco Corp                                         279          15,624           560          31,360
Hartford Steam Boiler Inspection                    224          10,388           420          19,478
Hawaiian Electric Industries Inc                    303          10,946           580          20,953
Healthsouth Corp +                                  660          15,593           830          19,609
Health Care & Retirement Corp +                     300           9,450           700          22,050
Health & Retire Property Trust                      600           9,225         1,100          16,913
Heilig-Meyers Co                                    544          11,968         1,000          22,000
Hibernia Corp Class A                             1,200          12,000         2,300          23,000
Hillhaven Corp +                                     --              --           400          11,150
Host Marriot Corp +                               1,200          13,800         2,600          29,900
Hubbell Inc Class B                                 367          21,515           551          32,302
Huntington Bancshares Inc                         1,545          33,990         2,990          65,780
IBP Inc                                             521          25,659         1,000          49,250
IMC Fertilizer Group                                335          21,189           500          31,625
Integra Financial Corp                              300          16,838           500          28,063
International Specialty Products Inc                 --              --           400           3,550
ITEL Corp +                                         200           7,550           500          18,875
Kansas City Southern Industries                     485          21,340           560          24,640
Kelly Services Inc Class A                          419          12,046           785          22,569
Kemper Corp                                         365          17,520           645          30,960
Kennametal Inc                                      300          11,400           500          19,000
Keystone International Inc                          396           7,970           665          13,383
Kimco Realty Corp                                    --              --           300          12,188
Komag Inc +                                         200          12,450           400          24,900
LTV Corp                                            900          14,063         2,200          34,375
Lafarge Corp                                         --              --           400           8,450
Leggett & Platt Inc                                 442          21,382           815          39,426
Lehman Brothers Holdings                            900          21,375         2,300          54,625
Leucadia National Corp                              200          10,650           300          15,975
Litton Industries Inc +                             503    $     19,491           579    $     22,436

62                                                                            63

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Longview Fibre Co                                   554           8,933           340           5,483          890           14,351
MBIA Inc                                            300          20,400           300          20,400          400           27,200
MFS Communications Inc +                             --              --            --              --           --               --
MGM Grand Inc +                                      --              --            --              --           --               --
Manville Corp +                                      --              --            --              --           --               --
MAPCO Inc                                           337          17,987           260          13,878          468           24,980
Marshall & Ilsley Corp                            1,058          26,715           740          18,685        1,603           40,476
Martin Mareitta Inc                                  --              --            --              --           --               --
Mascotech Inc                                        --              --            --              --           --               --
Media General Inc Class A                           280          10,080           220           7,920          410           14,760
Meditrust Corp                                       --              --           200           6,575          500           16,438
Mercantile Bancorporation                           436          19,729           270          12,218          769           34,797
Mercantile Bankshares                               503          13,392           290           7,721          813           21,646
Mercury General Corp                                 --              --            --              --           --               --
Meridian Bancorp Inc                                635          25,479           390          15,649          997           40,005
Michigan National Corp                               --              --           100          10,756           --               --
Midlantic Corp Inc                                   --              --           300          15,450          700           36,050
Mirage Resorts Inc +                                995          34,203           680          23,375        1,489           51,184
Molex Inc                                           851          36,593           575          24,725        1,311           56,373
Molex Inc Class A                                    --              --           300          11,850          500           19,750
Morgan Stanley Group                                874          75,929           270          23,456        1,291          112,156
Murphy Oil Corp                                     493          19,967           280          11,340          777           31,469
NGC Corp                                             --              --            --              --           --               --
Nabisco Holdings Corp Class A                        --              --           200           5,725          100            2,863
New Plan Realty Trust                                --              --           300           6,675          100            2,225
Northern Trust Corp                                 567          25,515           360          16,200          928           41,760
Officemax Inc +                                      --              --            --              --           --               --
Ohio Casualty Corp                                   --              --           200           6,650           --               --
Old Kent Financial Corp                              --              --           215           8,197          625           23,828
Old National Bancorp                                 --              --            --              --           --               --
Old Republic International Corp                      --              --           200           5,525          100            2,763
Olin Corp                                           235          15,187           180          11,633          339           21,908
PHH Corp                                            178           7,765           150           6,544          257           11,212
PMI Group Inc                                        --              --           200           8,900           --               --
PacifiCare Health Systems Inc Class A +             289          15,823           240          13,140          420           22,995
Painewebber Group Inc                                --              --           700          13,475        1,300           25,025
Paul Revere Corp                                     --              --            --              --           --               --
Policy Management Systems Corp +                    248          12,276           170           8,415          303           14,999
Progressive Corp Ohio                               782          34,701           520          23,075        1,197           53,117
Provident Life & Accident Insurance Class B         497          12,984           290           7,576          806           21,057
Quantum Corp +                                       --              --           300           7,200          790           18,960
Questar Corp                                        427          13,024           240           7,320          710           21,655
Quorom Health Group Inc +                            --              --            --              --           --               --
RJR Nabisco Holdings Corp                         1,370    $     39,045         1,543    $     43,976        2,305     $     65,693


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Longview Fibre Co                                   575           9,272           930          14,996
MBIA Inc                                            400          27,200           800          54,400
MFS Communications Inc +                            200           8,850           400          17,700
MGM Grand Inc +                                      --              --           300           7,500
Manville Corp +                                      --              --           500           7,375
MAPCO Inc                                           338          18,041           500          26,688
Marshall & Ilsley Corp                            1,083          27,346         2,120          53,530
Martin Mareitta Inc                                  --              --           200           3,800
Mascotech Inc                                        --              --           600           7,875
Media General Inc Class A                           290          10,440           370          13,320
Meditrust Corp                                      500          16,438           900          29,588
Mercantile Bancorporation                           464          20,996         1,040          47,060
Mercantile Bankshares                               508          13,526           980          26,093
Mercury General Corp                                 --              --           200           7,550
Meridian Bancorp Inc                                642          25,760         1,305          52,363
Michigan National Corp                              100          10,756           200          21,513
Midlantic Corp Inc                                  400          20,600           700          36,050
Mirage Resorts Inc +                              1,004          34,513         1,435          49,328
Molex Inc                                           880          37,840           418          17,974
Molex Inc Class A                                   300          11,850           900          35,550
Morgan Stanley Group                                891          77,406         1,045          90,784
Murphy Oil Corp                                     497          20,129           970          39,285
NGC Corp                                             --              --           200           1,900
Nabisco Holdings Corp Class A                        --              --           600          17,175
New Plan Realty Trust                               600          13,350         1,100          24,475
Northern Trust Corp                                 588          26,460         1,265          56,925
Officemax Inc +                                      --              --           600          14,100
Ohio Casualty Corp                                  300           9,975           600          19,950
Old Kent Financial Corp                             420          16,013         1,030          39,269
Old National Bancorp                                200           6,850           500          17,125
Old Republic International Corp                     500          13,813         1,000          27,625
Olin Corp                                           229          14,799           530          34,251
PHH Corp                                            197           8,594           375          16,359
PMI Group Inc                                       200           8,900           500          22,250
PacifiCare Health Systems Inc Class A +             300          16,425           180           9,855
Painewebber Group Inc                               900          17,325         2,200          42,350
Paul Revere Corp                                     --              --           100           1,750
Policy Management Systems Corp +                    258          12,771           340          16,830
Progressive Corp Ohio                               797          35,367           850          37,719
Provident Life & Accident Insurance Class B         501          13,089           380           9,928
Quantum Corp +                                      485          11,640           900          21,600
Questar Corp                                        440          13,420           730          22,265
Quorom Health Group Inc +                            --              --           500          10,625
RJR Nabisco Holdings Corp                         2,451    $     69,854         4,718    $    134,463

64                                                                            65
MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Ranger Oil Ltd                                       --              --            --              --        1,508            8,671
Rayonier Inc                                        256           9,824           250           9,594          462           17,729
Read-Rite Corp +                                     --              --           300          12,263           --               --
Readers Digest Association Class B                   --              --           200           8,400           --               --
Regions Financial                                   435          17,509           250          10,063          719           28,940
Reliastar Financial Corp                             --              --           200           7,600           --               --
Revco DS Inc +                                       --              --           300           5,925          100            1,975
Riverwood International Group                        --              --            --              --           --               --
St Joe Paper Co                                      --              --            --              --           --               --
Scripps (E W) Co                                    600          20,175           200           6,725          100            3,363
Seagate Technology Inc +                            778          34,524           510          22,631        1,193           52,939
Security Capital Pacific Trust                       --              --           400           7,400          100            1,850
Signet Banking Corp                                  --              --           400          10,450          100            2,613
Southern Pacific Rail Corp +                        900          22,050           400           9,800          100            2,450
SouthTrust Corp                                     871          22,537           580          15,008        1,337           34,595
Spelling Entertainment Group Inc +                   --              --            --              --           --               --
Standard Fed Bancorp                                 --              --           200           7,800          100            3,900
Star Banc Corp                                       --              --           200          10,600           --               --
State Street Boston Corp                            819          30,201           550          20,281        1,285           47,384
Stewart & Stevenson Services                        364          11,603           280           8,925          495           15,778
Storage Technology Corp +                           559          15,303           335           9,171          884           24,200
Stratus Computer Inc +                              261           7,308           210           5,880          366           10,248
Sunamerica Inc +                                     --              --           200          11,950          300           17,925
Sunbeam-Oster Co Inc                                 --              --            --              --           --               --
Sungard Data Systems Inc +                           --              --           300           8,325          100            2,775
Synovus Financial Corp                               --              --           400          10,200        1,000           25,500
TIG Holdings Inc                                     --              --           300           7,688          900           23,063
Tecumseh Products Co Class A                        241          11,689           190           9,215          345           16,733
Tele-Communications International Inc
 Class A +                                           --              --            --              --           --               --
Terra Industries Inc                                 --              --            --              --           --               --
Thermo Electron Corp +                              822          35,449           551          23,762        1,268           54,683
Tidewater Inc                                       565          13,984           350           8,663          925           22,894
Tosco Corp                                          357          11,469           280           8,995          489           15,709
Transatlantic Holdings Inc                          251          17,570           200          14,000          355           24,850
Trinity Industries Inc                              422          13,662           240           7,770          705           22,824
Tyson Foods Inc Class A                           1,594          41,046         1,060          27,295        2,474           63,706
UAL Corp +                                           --              --           100          15,750          100           15,750
UJB Financial Corp                                  603          20,879           370          12,811          939           32,513
Ultramar Corp                                        --              --           200           4,725          100            2,363
Union Bank                                           --              --            --              --           --               --
Union Planters Corp                                  --              --           200           5,925          100            2,963
United Asset Management Corp                         --              --           200           7,800           --               --
Unitrin Inc                                          --    $         --           300    $     14,100          400     $     18,800


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Ranger Oil Ltd                                    1,103           6,342            --              --
Rayonier Inc                                        326          12,510           619          23,754
Read-Rite Corp +                                    500          20,438           900          36,788
Readers Digest Association Class B                  200           8,400           500          21,000
Regions Financial                                   464          18,676           940          37,835
Reliastar Financial Corp                            400          15,200           700          26,600
Revco DS Inc +                                      500           9,875           900          17,775
Riverwood International Group                        --              --           300           7,800
St Joe Paper Co                                      --              --           200          12,250
Scripps (E W) Co                                    300          10,088           600          20,175
Seagate Technology Inc +                            793          35,189         1,550          68,781
Security Capital Pacific Trust                      600          11,100         1,100          20,350
Signet Banking Corp                                 700          18,288         1,300          33,963
Southern Pacific Rail Corp +                        500          12,250           900          22,050
SouthTrust Corp                                     887          22,951         1,735          44,893
Spelling Entertainment Group Inc +                   --              --           300           3,938
Standard Fed Bancorp                                400          15,600           700          27,300
Star Banc Corp                                      300          15,900           600          31,800
State Street Boston Corp                            850          31,344         1,790          66,006
Stewart & Stevenson Services                        365          11,634           645          20,559
Storage Technology Corp +                           567          15,522         1,125          30,797
Stratus Computer Inc +                              271           7,588           550          15,400
Sunamerica Inc +                                    300          17,925           400          23,900
Sunbeam-Oster Co Inc                                 --              --           400           6,450
Sungard Data Systems Inc +                          400          11,100           800          22,200
Synovus Financial Corp                              600          15,300         1,600          40,800
TIG Holdings Inc                                    500          12,813         1,000          25,625
Tecumseh Products Co Class A                        249          12,077           331          16,054
Tele-Communications International Inc
 Class A +                                           --              --           400           6,250
Terra Industries Inc                                 --              --           800          10,700
Thermo Electron Corp +                              844          36,398         1,742          75,124
Tidewater Inc                                       585          14,479           665          16,459
Tosco Corp                                          359          11,533           645          20,721
Transatlantic Holdings Inc                          260          18,200           240          16,800
Trinity Industries Inc                              435          14,083           905          29,299
Tyson Foods Inc Class A                           1,649          42,462         1,630          41,973
UAL Corp +                                          100          15,750           300          47,250
UJB Financial Corp                                  614          21,260         1,279          44,285
Ultramar Corp                                       400           9,450           800          18,900
Union Bank                                           --              --           200          10,250
Union Planters Corp                                 400          11,850           900          26,663
United Asset Management Corp                        300          11,700           600          23,400
Unitrin Inc                                         300    $     14,100           700    $     32,900

66                                                                            67

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Universal Corp                                      381           8,573           200           4,500          639           14,378
Universal Foods Corp                                279           8,858           220           6,985          409           12,986
Valero Energy Corp                                  480          10,980           270           6,176          764           17,477
Vons Co Inc +                                       480          10,740           270           6,041          764           17,095
Vulcan Materials Co                                  --              --           300          15,788          400           21,050
Washington Federal Inc                               --              --           200           4,650          100            2,325
Washington Mutual Inc                                --              --           400          10,350          900           23,288
Washington Post Co Class B                          127          36,497           100          28,738          180           51,728
Weingarten Realty Investors                          --              --            --              --           --               --
Weis Markets Inc                                     --              --            --              --           --               --
Wellman Inc                                         363           9,257           280           7,140          495           12,623
West One Bancorp                                    381          15,573           300          12,263          539           22,032
Western National Corp                                --              --            --              --           --               --
Wheelabrator Technologies Inc +                   1,200          18,750           500           7,813          100            1,563
Wilmingtion Trust Corp                              392          11,956           210           6,405          649           19,795
Witco Corp                                          616          20,482           380          12,635          952           31,654
Xtra Corp                                            --              --            --              --           --               --
Zurich Reinsurance Centre Holdings Inc +             --              --            --              --           --               --

MEDIUM CAP VALUE STOCKS - VALUE                            $  2,515,195                  $  2,195,720                  $  4,351,948
                        - COST                             $  2,111,602                  $  1,876,987                  $  3,722,606

MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                                              1.0%                          0.9%                          1.0%
AES Corp +                                          784    $     14,504           640    $     11,840        1,148     $     21,238
Allegheny Power System Inc                        1,284          31,298         1,010          24,619        1,809           44,094
Atlanta Gas Light Co                                269           9,919           220           8,113          399           14,713
Atlantic Energy Inc                                 569          10,811           460           8,740          830           15,770
Brooklyn Union Gas Co                               510          12,814           400          10,050          719           18,065
CMS Energy Corp                                     921          22,680           740          18,223        1,314           32,357
Century Telephone Enterprise                        567          15,805           460          12,823          828           23,081
Delmarva Power & Light Co                           640          13,920           510          11,093          903           19,640
El Paso Natural Gas Co                              398          11,194           320           9,000          556           15,638
Florida Progress Corp                             1,015          30,831           800          24,300        1,434           43,558
Frontier Corp                                       783          21,826           630          17,561        1,122           31,276
Idaho Power Co                                      402          10,603           320           8,440          585           15,429
Illinova Corp                                       813          20,427           650          16,331        1,153           28,969
IPALCO Enterprises Inc                              405          14,023           320          11,080          588           20,360
Kansas City Power & Light Co                        667          14,924           530          11,859          955           21,368
LG&E Energy Corp                                    364          14,105           280          10,850          496           19,220
MCN Corp                                            616          11,396           500           9,250          930           17,205
Midamerican Energy Co +                             451           6,427           367           5,230          680            9,690
Minnesota Power & Light Co                          349           9,379           270           7,256          480           12,900
Mobile Telecommunication Technologies Corp +         --    $         --           400    $     12,300           --     $         --


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Universal Corp                                      394           8,865           765          17,213
Universal Foods Corp                                289           9,176           570          18,098
Valero Energy Corp                                  484          11,072           960          21,960
Vons Co Inc +                                       484          10,830           560          12,530
Vulcan Materials Co                                 300          15,788           700          36,838
Washington Federal Inc                              500          11,625           900          20,925
Washington Mutual Inc                               500          12,938         1,400          36,225
Washington Post Co Class B                          133          38,221            25           7,184
Weingarten Realty Investors                         200           7,175           500          17,938
Weis Markets Inc                                     --              --           200           5,650
Wellman Inc                                         365           9,308           645          16,448
West One Bancorp                                    394          16,105           765          31,269
Western National Corp                                --              --           700           8,750
Wheelabrator Technologies Inc +                   1,000          15,625         1,800          28,125
Wilmingtion Trust Corp                              404          12,322           775          23,638
Witco Corp                                          622          20,682         1,195          39,734
Xtra Corp                                           200           8,850           400          17,700
Zurich Reinsurance Centre Holdings Inc +             --              --           200           5,900
MEDIUM CAP VALUE STOCKS - VALUE                            $  3,582,181                  $  6,661,188
                        - COST                             $  3,103,214                  $  6,042,491
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                                              1.0%                          0.6%
AES Corp +                                          798    $     14,763           750    $     13,875
Allegheny Power System Inc                        1,319          32,151         1,230          29,981
Atlanta Gas Light Co                                279          10,288           260           9,588
Atlantic Energy Inc                                 590          11,210           550          10,450
Brooklyn Union Gas Co                               514          12,914           490          12,311
CMS Energy Corp                                     954          23,492           885          21,793
Century Telephone Enterprise                        588          16,391           565          15,749
Delmarva Power & Light Co                           648          14,094           615          13,376
El Paso Natural Gas Co                              411          11,559           385          10,828
Florida Progress Corp                             1,039          31,560           980          29,768
Frontier Corp                                       797          22,216           750          20,906
Idaho Power Co                                      415          10,946           385          10,154
Illinova Corp                                       843          21,180           780          19,598
IPALCO Enterprises Inc                              418          14,473           385          13,331
Kansas City Power & Light Co                        690          15,439           645          14,432
LG&E Energy Corp                                    366          14,183           345          13,369
MCN Corp                                            670          12,395           600          11,100
Midamerican Energy Co +                             489           6,968            --              --
Minnesota Power & Light Co                          350           9,406           335           9,003
Mobile Telecommunication Technologies Corp +         --    $         --            --    $         --

68                                                                            69

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Montana Power Co                                    563          12,386           460          10,120          824           18,128
NIPSCO Industries Inc                               702          22,991           560          18,340        1,015           33,241
National Fuel Gas Co                                400          11,250           320           9,000          582           16,369
Nevada Power Co                                     444           9,047           360           7,335          652           13,285
New England Electric System                         695          24,325           560          19,600        1,008           35,280
New York State Electric & Gas                       772          18,625           610          14,716        1,087           26,224
NEXTEL Communications Class A +                   1,068          19,091           880          15,730        1,588           28,386
Northeast Utilities                               1,340          30,653         1,070          24,476        1,916           43,829
Oklahoma Gas & Electric Co                          429          15,176           340          12,028          612           21,650
Pinnacle West Capital Corp                          941          23,407           750          18,656        1,334           33,183
Portland General Corp                               540          12,960           430          10,320          775           18,600
Potomac Electric Power Co                         1,282          27,403         1,010          21,589        1,806           38,603
Public Service Company of Colorado                  661          21,400           530          17,159          949           30,724
Puget Sound Power & Light Co                        683          14,770           540          11,678          971           20,998
SCANA Corp                                        1,026          23,855           820          19,065        1,446           33,620
Seagull Energy Corp +                               391           7,869           310           6,239          548           11,029
Southern New England Telecom Corp                   687          23,100           550          18,494          975           32,784
Southwestern Public Service Co                      433          12,990           350          10,500          617           18,510
TECO Energy Inc                                   1,265          27,356           990          21,409        1,789           38,687
Telephone & Data Systems Inc                        566          23,206           450          18,450          827           33,907
Utilicorp United Inc                                491          13,318           380          10,308          675           18,309
Vanguard Cellular Systems Class A +                 411          11,148           330           8,951          595           16,139
WPL Holdings Inc                                    341           9,719           260           7,410          473           13,481
Washington Gas Light Co                             464           8,874           360           6,885          624           11,934
Wisconsin Energy Corp                             1,148          30,853           920          24,725        1,645           44,209
WorldCom Inc +                                    1,308          44,063         1,030          34,698        1,858           62,591

MEDIUM CAP UTILITY STOCKS - VALUE                          $    796,721                  $    646,839                  $  1,138,271
                         - COST                            $    739,484                  $    601,524                  $  1,037,134

SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              0.1%                          0.1%                          0.3%
Bancorp Hawaii Inc                                  474    $     15,879           260    $      8,710          757     $     25,360
Breed Technologies Inc                               --              --            --              --           --               --
Collins & Aikman Corp +                              --              --            --              --           --               --
Ennis Business Forms Inc                             --              --            --              --          247            3,211
Flowers Industries Inc                              404           8,333           320           6,600          586           12,086
Geon Co                                              --              --            --              --           --               --
Goulds Pumps Inc                                     --              --            --              --          315            6,773
Hartmarx Corp +                                      81             527           230           1,495          389            2,529
Home Shopping Network Inc +                       1,025          10,763           810           8,505        1,444           15,162
International Dairy Queen Class A +                  --              --            --              --          369            7,795
Jacobs Engineering Group +                           --    $         --            --    $         --          373     $      9,465
Kaydon Corp                                          --              --            --              --          250            7,625
Lance Inc                                            --              --            --              --          478            8,604


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Montana Power Co                                    584          12,848           540          11,880
NIPSCO Industries Inc                               740          24,235           675          22,106
National Fuel Gas Co                                412          11,588           385          10,828
Nevada Power Co                                     472           9,617           450           9,169
New England Electric System                         718          25,130           690          24,150
New York State Electric & Gas                       787          18,986           740          17,853
NEXTEL Communications Class A +                   1,101          19,680         1,025          18,322
Northeast Utilities                               1,386          31,705         1,290          29,509
Oklahoma Gas & Electric Co                          442          15,636           415          14,681
Pinnacle West Capital Corp                          974          24,228           905          22,512
Portland General Corp                               560          13,440           520          12,480
Potomac Electric Power Co                         1,316          28,130         1,230          26,291
Public Service Company of Colorado                  684          22,145           635          20,558
Puget Sound Power & Light Co                        706          15,267           655          14,164
SCANA Corp                                        1,036          24,087           980          22,785
Seagull Energy Corp +                               403           8,110           375           7,547
Southern New England Telecom Corp                   710          23,874           680          22,865
Southwestern Public Service Co                      462          13,860           415          12,450
TECO Energy Inc                                   1,284          27,767         1,220          26,383
Telephone & Data Systems Inc                        587          24,067           565          23,165
Utilicorp United Inc                                494          13,400           472          12,803
Vanguard Cellular Systems Class A +                 427          11,582           390          10,579
WPL Holdings Inc                                    343           9,776           325           9,263
Washington Gas Light Co                             454           8,683           440           8,415
Wisconsin Energy Corp                             1,175          31,578         1,105          29,697
WorldCom Inc +                                    1,343          45,242         1,260          42,446
MEDIUM CAP UTILITY STOCKS - VALUE                          $    820,289                  $    762,513
                         - COST                            $    751,367                  $    694,833
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              0.2%                          0.1%
Bancorp Hawaii Inc                                  477    $     15,980           935    $     31,323
Breed Technologies Inc                               --              --           100           1,913
Collins & Aikman Corp +                              --              --           400           3,450
Ennis Business Forms Inc                             --              --            --              --
Flowers Industries Inc                              416           8,580           385           7,941
Geon Co                                              --              --           300           7,988
Goulds Pumps Inc                                     --              --            --              --
Hartmarx Corp +                                     354           2,301           618           4,017
Home Shopping Network Inc +                       1,049          11,015           680           7,140
International Dairy Queen Class A +                  --              --            --              --
Jacobs Engineering Group +                           --    $         --            --    $         --
Kaydon Corp                                          --              --            --              --
Lance Inc                                            --              --            --              --

70                                                                            71

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Lands End Inc +                                      --              --            --              --          547            9,504
Lawson Products Inc                                  --              --            --              --          197            5,565
Lawter International Inc                             --              --            --              --          677            7,955
Lee Enterprises Inc                                 249           9,867            --              --          354           14,027
Lincoln Telecommunications                           --              --            --              --          490            9,065
MagneTek Inc +                                       --              --            --              --          367            4,633
MAXXAM Inc +                                         --              --            --              --          128            7,520
Nabors Industries Inc +                              --              --            --              --        1,285           11,886
National Education Corp +                            52             397           118             900          270            2,059
Nellcor Inc +                                        --              --            --              --          250           13,000
OEA Inc +                                            --              --            --              --          308            9,240
Precision Castparts Corp                             --              --            --              --          300           10,163
Sbarro Inc                                           --              --            --              --          319            7,297
Smith International Inc +                           414           7,245            --              --          597           10,448
Sotheby's Holdings Inc                              611           8,478            --              --          848           11,766
Stanhome Inc                                        220           6,820           170           5,270          299            9,269
Sterling Chemicals Inc +                            612           6,350            --              --          849            8,808
Structural Dynamics Research +                      303           5,492            --              --          434            7,866
Surgical Care Affiliates                            415           9,078            --              --          598           13,081
TCA Cable TV Inc                                    266           8,412            --              --          371           11,733
Tiffany & Co                                        163           6,968            --              --          240           10,260
Topps Co                                            512           3,072            --              --          722            4,332
VeriFone Inc +                                      258           7,321            --              --          363           10,300
Wausau Paper Mills Co                               314           7,301           253           5,882          458           10,649
Williams-Sonoma Inc +                                --              --            --              --           --               --

SMALL CAP GROWTH STOCKS - VALUE                            $    122,303                  $     37,362                  $    319,036
                         - COST                            $    107,907                  $     35,008                  $    277,453

SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              0.2%                          0.1%                          0.4%
AnnTaylor Stores Inc +                              247    $      4,786           195    $      3,778          351     $      6,801
Borders Group Inc +                                  --              --            --              --           --               --
Conner Peripherals Inc +                            545           7,289           430           5,751          780           10,433
Crown Vantage Inc +                                  22             529            49           1,186          105            2,539
Edison Brothers Stores Inc                           --              --            --              --          347            1,128
Enterra Corp +                                       --              --            --              --          423            9,253
Exabyte Corp +                                       --              --            --              --          340            5,143
Family Dollar Stores Inc                            620          11,315           480           8,760          857           15,640
Federal Mogul Corp                                  396           8,811           300           6,675          553           12,304
Federal Realty Investment Trust                      --              --            --              --           --               --
Fingerhut Co                                        505    $      7,891           400    $      6,250          714     $     11,156
Fuller H B Co                                        --              --            --              --          225            7,706
Fund American Enterprises Inc +                      --              --            --              --           --               --
GenCorp Inc                                          --              --            --              --          485            5,759


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Lands End Inc +                                      --              --            --              --
Lawson Products Inc                                  --              --            --              --
Lawter International Inc                             --              --            --              --
Lee Enterprises Inc                                 255          10,104            --              --
Lincoln Telecommunications                           --              --            --              --
MagneTek Inc +                                       --              --            --              --
MAXXAM Inc +                                         --              --            --              --
Nabors Industries Inc +                              29             268            --              --
National Education Corp +                           212           1,617            --              --
Nellcor Inc +                                       175           9,100            --              --
OEA Inc +                                           223           6,690            --              --
Precision Castparts Corp                            213           7,215            --              --
Sbarro Inc                                          219           5,010            --              --
Smith International Inc +                           427           7,473            --              --
Sotheby's Holdings Inc                              623           8,644            --              --
Stanhome Inc                                        214           6,634           210           6,510
Sterling Chemicals Inc +                            624           6,474            --              --
Structural Dynamics Research +                      319           5,782            --              --
Surgical Care Affiliates                            428           9,363            --              --
TCA Cable TV Inc                                    276           8,729            --              --
Tiffany & Co                                        180           7,695            --              --
Topps Co                                            527           3,162            --              --
VeriFone Inc +                                      268           7,605            --              --
Wausau Paper Mills Co                               326           7,580           297           6,905
Williams-Sonoma Inc +                                --              --           200           3,900
SMALL CAP GROWTH STOCKS - VALUE                            $    157,021                  $     81,087
                         - COST                            $    133,822                  $     78,852
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              0.3%                          0.1%
AnnTaylor Stores Inc +                              253    $      4,902           237    $      4,592
Borders Group Inc +                                  --              --           400           8,100
Conner Peripherals Inc +                            565           7,557           520           6,955
Crown Vantage Inc +                                  81           1,972           132           3,208
Edison Brothers Stores Inc                           --              --            --              --
Enterra Corp +                                       --              --            --              --
Exabyte Corp +                                       --              --            --              --
Family Dollar Stores Inc                            627          11,443           495           9,034
Federal Mogul Corp                                  398           8,856           380           8,455
Federal Realty Investment Trust                      --              --           400           8,750
Fingerhut Co                                        509    $      7,953           180    $      2,813
Fuller H B Co                                        --              --            --              --
Fund American Enterprises Inc +                      --              --           100           7,250
GenCorp Inc                                          --              --            --              --

72                                                                            73

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Gibson Greeting Inc                                  --              --            --              --          244            3,508
Granite Construction Inc                             --              --            --              --          180            4,680
Hancock Fabrics                                      --              --            --              --          342            3,591
Hunt (JB) Transport Services                         --              --            --              --          596            9,536
IES Industries Inc                                   --              --            --              --           --               --
Indiana Energy Inc                                   --              --            --              --          352            7,304
Information Resources Inc +                          --              --            --              --          403            5,189
Intelligent Electronics                              --              --            --              --          540            4,995
International Multifoods Corp                        --              --            --              --          274            6,165
John Alden Financial Corp                            --              --            --              --           --               --
Lukens Inc                                           --              --            --              --          230            6,900
MacFrugals Bargains Closeouts +                      --              --            --              --          438            7,337
Measurex Corp                                        --              --            --              --          286            8,437
Meyer (Fred) Inc +                                   --              --            --              --           --               --
Michael Foods Inc                                    --              --            --              --          229            2,977
Michaels Stores Inc +                                --              --            --              --           --               --
Miller (Herman) Inc                                 269           7,061           210           5,513          374            9,818
NCH Corp                                             --              --            --              --          124            7,099
National Presto Industries Inc                       --              --            --              --          116            4,930
Novacare Corp +                                      --              --            --              --          975            8,044
Octel Communications +                               --              --            --              --          365           12,456
Oregon Steel Mills Inc                               --              --            --              --          299            5,008
Oshkosh B'Gosh Inc Class A                           26             462            49             870          228            4,047
Overseas Shipholding Group                          393           8,204           310           6,471          550           11,481
Parker & Parsley Petroleum                          376           8,037           297           6,348          534           11,414
Parker Drilling Co +                                 --              --            --              --          844            4,748
Pentair Corp                                         --              --            --              --          288           13,104
Petrie Stores Corp                                   --              --            --              --           --               --
Phillips Van Heusen Corp                             --              --            --              --          410            6,048
Public Service Company of New Mexico +               --              --            --              --          650            9,913
Quaker State Corp                                    --              --            --              --          419            6,285
Rohr Industries Inc +                                --              --            --              --          287            4,449
Rollins Environmental Services +                    131             606           353           1,633          769            3,557
Ruddick Corp                                         --              --            --              --          357            9,550
SPX Corp                                             22             333            46             696          226            3,418
Savannah Foods & Industries                          --              --            --              --          410            4,408
Sequent Computer Systems +                          340           8,033            --              --          471           11,127
Service Merchandise Co +                            771           5,493            --              --        1,516           10,802
Skyline Corp                                         20             353            44             776          222            3,913
Smucker (J M) Co Class A                            305           6,405            --              --          436            9,156
Southdown Inc +                                     175    $      3,325            --    $         --          253     $      4,807
Standard Register Co                                301           6,396            --              --          432            9,180
Teleflex Inc                                        175           7,066            --              --          254           10,255
Thiokol Inc                                         216           7,533            --              --          295           10,288


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Gibson Greeting Inc                                  --              --            --              --
Granite Construction Inc                             --              --            --              --
Hancock Fabrics                                      --              --            --              --
Hunt (JB) Transport Services                         --              --            --              --
IES Industries Inc                                   --              --           300           7,575
Indiana Energy Inc                                   --              --            --              --
Information Resources Inc +                          --              --            --              --
Intelligent Electronics                              --              --            --              --
International Multifoods Corp                        --              --            --              --
John Alden Financial Corp                            --              --           300           6,300
Lukens Inc                                           --              --            --              --
MacFrugals Bargains Closeouts +                      --              --            --              --
Measurex Corp                                        --              --            --              --
Meyer (Fred) Inc +                                   --              --           200           4,800
Michael Foods Inc                                    --              --            --              --
Michaels Stores Inc +                                --              --           200           3,250
Miller (Herman) Inc                                 279           7,324           260           6,825
NCH Corp                                             89           5,095            --              --
National Presto Industries Inc                       81           3,443            --              --
Novacare Corp +                                     710           5,858            --              --
Octel Communications +                              270           9,214            --              --
Oregon Steel Mills Inc                              199           3,333            --              --
Oshkosh B'Gosh Inc Class A                           85           1,509           222           3,941
Overseas Shipholding Group                          405           8,454           375           7,828
Parker & Parsley Petroleum                          386           8,251           462           9,875
Parker Drilling Co +                                619           3,482            --              --
Pentair Corp                                        203           9,237            --              --
Petrie Stores Corp                                   --              --           200             775
Phillips Van Heusen Corp                            290           4,278            --              --
Public Service Company of New Mexico +              470           7,168            --              --
Quaker State Corp                                   299           4,485            --              --
Rohr Industries Inc +                               207           3,209            --              --
Rollins Environmental Services +                    623           2,881           822           3,802
Ruddick Corp                                        262           7,009            --              --
SPX Corp                                             83           1,255           248           3,751
Savannah Foods & Industries                         290           3,118            --              --
Sequent Computer Systems +                          341           8,056            --              --
Service Merchandise Co +                          1,111           7,916            --              --
Skyline Corp                                         78           1,375           133           2,344
Smucker (J M) Co Class A                            331           6,951            --              --
Southdown Inc +                                     178    $      3,382            --    $         --
Standard Register Co                                312           6,630            --              --
Teleflex Inc                                        194           7,833            --              --
Thiokol Inc                                         210           7,324            --              --

74                                                                            75

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Varco International Inc +                           292           3,212            --              --          524            5,764
Waban Inc +                                         365           6,889            --              --          497            9,381
Wallace Computer Services Inc                       245          14,149            --              --          350           20,213
Watts Industries Inc Class A +                      308           7,623            --              --          464           11,484
Western Publishing Group Inc +                      234           2,574            --              --          313            3,443

SMALL CAP VALUE STOCKS - VALUE                             $    144,375                  $     54,707                  $    418,071
                       - COST                              $    141,529                  $     57,923                  $    410,870

MICRO CAP STOCKS
PERCENT OF NET ASSETS                                              0.0%                          0.0%                          0.0%
Dave & Buster's Inc +                                --    $         --            --    $         --           69     $      1,186
Genzyme Corp - Tissue Repair +                       35             503            --              --           49              704
International Technology Corp +                      --              --            --              --          551            1,791
Mid-American Waste Systems Inc +                     --              --            --              --          372            2,000
NPC International Inc                                --              --            --              --          374            2,384
Sequa Corp Class A +                                110           2,929            --              --          137            3,648
Sizzler International Inc                           254           1,524            --              --          434            2,604
Strattec Security Corp +                             10             145            28             406           72            1,044
XOMA Corp +                                         188             658            --              --          193              676

MICRO CAP STOCKS - VALUE                                   $      5,759                  $        406                  $     16,037
                 - COST                                    $      5,426                  $        344                  $     16,698

INTERNATIONAL STOCKS (EXCEPT JAPAN)
PERCENT OF NET ASSETS                                              3.4%                          8.2%                         10.9%
Alcatel Alsthom Compagnie Generale
 d'Electricite ADR (France)                       5,000    $    100,000        10,900    $    218,000       23,850     $    477,000
Allied Irish Banks PLC ADR (Ireland)                600          17,025         1,300          36,888        2,850           80,869
BAT Industries PLC ADR (UK)                       4,300          67,725         9,100         143,325       20,000          315,000
BET PLC ADR (UK)                                  2,900          23,925         6,300          51,975       13,750          113,438
Banco Bilbao Vizcaya ADR (Spain)                    300           9,038           800          24,100        1,800           54,225
Banco Central Hispanoamericano SA ADR
 (Spain)                                            400           4,100           900           9,225        2,250           23,063
Banco Santander SA ADR (Spain)                      300          12,375           700          28,875        1,550           63,938
Barclays PLC ADR (UK)                             1,200          53,550         2,700         120,488        5,850          261,056
Benetton Group SpA ADR (Italy)                    2,300          49,738         5,000         108,125       11,000          237,875
British Airways PLC ADR (UK)                        700          46,375         1,500          99,375        3,200          212,000
British Petroleum Co PLC ADR (UK)                   500          45,063         1,100          99,138        2,450          220,806
British Gas PLC ADR (UK)                          1,600          69,000         3,400         146,625        7,550          325,594
British Steel PLC ADR (UK)                          300           8,400           800          22,400        1,750           49,000
British Telecommunications PLC ADR (UK)           1,600    $    100,400         3,400    $    213,350        7,550     $    473,763
Broken Hill Proprietory Co Ltd ADR
 (Australia)                                        990          57,544         2,130         123,806        4,370          254,006
Coles Myer Ltd ADR (Australia)                    1,024          27,008         2,232          58,869        4,800          126,600


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Varco International Inc +                           374           4,114            --              --
Waban Inc +                                         367           6,927            --              --
Wallace Computer Services Inc                       255          14,726            --              --
Watts Industries Inc Class A +                      334           8,267            --              --
Western Publishing Group Inc +                      233           2,563            --              --
SMALL CAP VALUE STOCKS - VALUE                             $    227,350                  $    120,223
                       - COST                              $    219,655                  $    131,690
MICRO CAP STOCKS
PERCENT OF NET ASSETS                                              0.0%                          0.0%
Dave & Buster's Inc +                                --    $         --            --    $         --
Genzyme Corp - Tissue Repair +                       36             518            33             474
International Technology Corp +                      --              --            --              --
Mid-American Waste Systems Inc +                     --              --            --              --
NPC International Inc                               284           1,811            --              --
Sequa Corp Class A +                                102           2,716            --              --
Sizzler International Inc                           319           1,914            --              --
Strattec Security Corp +                             49             711            --              --
XOMA Corp +                                         193             676            --              --
MICRO CAP STOCKS - VALUE                                   $      8,346                  $        474
                 - COST                                    $      8,102                  $        152
INTERNATIONAL STOCKS (EXCEPT JAPAN)
PERCENT OF NET ASSETS                                             13.3%                         14.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite ADR (France)                      19,500    $    390,000        31,500    $    630,000
Allied Irish Banks PLC ADR (Ireland)              2,300          65,263         3,750         106,406
BAT Industries PLC ADR (UK)                      16,350         257,513        26,400         415,800
BET PLC ADR (UK)                                 11,250          92,813        18,050         148,913
Banco Bilbao Vizcaya ADR (Spain)                  1,500          45,188         2,400          72,300
Banco Central Hispanoamericano SA ADR
 (Spain)                                          1,800          18,450         2,950          30,238
Banco Santander SA ADR (Spain)                    1,250          51,563         2,050          84,563
Barclays PLC ADR (UK)                             4,750         211,969         7,700         343,613
Benetton Group SpA ADR (Italy)                    9,000         194,625        14,500         313,563
British Airways PLC ADR (UK)                      2,600         172,250         4,200         278,250
British Petroleum Co PLC ADR (UK)                 2,000         180,250         3,250         292,906
British Gas PLC ADR (UK)                          6,150         265,219         9,950         429,094
British Steel PLC ADR (UK)                        1,400          39,200         2,300          64,400
British Telecommunications PLC ADR (UK)           6,150    $    385,913         9,950    $    624,363
Broken Hill Proprietory Co Ltd ADR
 (Australia)                                      3,760         218,550         6,090         353,981
Coles Myer Ltd ADR (Australia)                    4,032         106,344         6,490         171,174

76                                                                            77

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Courtaulds PLC ADR (UK)                           8,600          65,575        18,600         141,825       40,850          311,481
Daimler Benz Aktiengesellschaft ADR
 (Germany)                                        7,600         376,200        16,400         811,800       35,950        1,779,525
ELF Aquitaine ADR (France)                        4,200         153,825         9,000         329,625       19,850          727,006
Fiat SpA ADR (Italy) +                            3,400          62,900         7,300         135,050       16,050          296,925
Glaxo Holdings PLC ADR (UK)                       3,200          76,000         7,000         166,250       15,300          363,375
Grand Metropolitan PLC ADR (UK)                   3,300          84,563         7,200         184,500       15,700          402,313
Hafslund Nycomed Class B ADR (Norway)             1,100          26,400         2,500          60,000        5,000          120,000
Hanson PLC ADR (UK)                               3,700          63,363         8,100         138,713       17,800          304,825
Hong Kong Telecommunications Ltd ADR (Hong
 Kong)                                            9,400         168,025        20,400         364,650       44,750          799,906
Imperial Chemical Industries PLC ADR (UK)           900          42,863         2,000          95,250        4,150          197,644
KLM Royal Dutch Airlines ADR (Netherlands)
 +                                                  300           9,938           600          19,875        1,300           43,063
Montedison SpA ADR (Italy) +                      1,600          12,000         3,100          23,250        6,650           49,875
National Australia Bank Ltd ADS
 (Australia)                                        900          38,813         1,900          81,938        4,100          176,813
News Corporation Ltd ADR (Australia)                600          13,650         1,300          29,575        3,000           68,250
Novo-Nordisk A/S ADR (Denmark)                    1,800          51,300         3,900         111,150        8,050          229,425
Philips Electronics NV (Netherlands)                800          36,000         1,800          81,000        3,950          177,750
RTZ PLC ADR (UK)                                  1,200          66,300         2,600         143,650        5,700          314,925
Repsol SA ADR (Spain)                               900          28,463         1,700          53,763        3,750          118,594
Rhone-Poulenc SA ADR (France)                     1,900          39,425         4,200          87,150        9,100          188,825
Royal Dutch Petroleum Co ADR (Netherlands)          839         100,051         1,817         216,677        4,038          481,532
Smithkline Beecham PLC ADR (UK)                     900          40,275         1,900          85,025        4,250          190,188
Telecommunications of New Zealand Corp ADR
 (New Zealand)                                      400          25,550           800          51,100        1,850          118,169
Telefonica de Espana ADR (Spain)                  1,000          40,625         2,300          93,438        4,800          195,000
Total Compagnie Francaise des Petroles SA
 ADR (France)                                     1,700          50,575         3,700         110,075        8,200          243,950
Unilever NV (Netherlands)                         2,505         309,681         5,283         653,111       11,521        1,424,284
U.S. Industries Inc +                               195           3,047           305           4,766          450            7,031
Vodafone Group PLC ADR (UK)                         900          37,688         1,800          75,375        3,900          163,313
Western Mining Holdings Corp Ltd ADR
 (Australia)                                        800          21,500         1,600          43,000        3,400           91,375
Westpac Banking Corp ADR (Australia)                800          15,000         1,700          31,875        3,800           71,250

INTERNATIONAL STOCKS - VALUE                               $  2,750,861                  $  5,928,020                  $ 12,944,845
                    - COST                                 $  2,642,497                  $  5,746,716                  $ 12,796,296

JAPANESE STOCKS
PERCENT OF NET ASSETS                                              1.7%                          2.5%                          3.8%
CSK Corp ADR                                      1,750    $    $46,813         2,150    $    $57,513        5,400     $   $144,450
Canon Inc ADR                                       500          45,063           650          58,581        1,700          153,213
Fuji Photo Film Co Ltd ADR                          700          34,825           900          44,775        2,200          109,450


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Courtaulds PLC ADR (UK)                          33,400         254,675        53,700         409,463
Daimler Benz Aktiengesellschaft ADR
 (Germany)                                       29,400       1,455,300        47,450       2,348,775
ELF Aquitaine ADR (France)                       16,200         593,325        26,200         959,575
Fiat SpA ADR (Italy) +                           13,150         243,275        21,200         392,200
Glaxo Holdings PLC ADR (UK)                      12,500         296,875        20,200         479,750
Grand Metropolitan PLC ADR (UK)                  12,850         329,281        20,700         530,438
Hafslund Nycomed Class B ADR (Norway)             4,450         106,800         7,150         171,600
Hanson PLC ADR (UK)                              14,550         249,169        23,500         402,438
Hong Kong Telecommunications Ltd ADR (Hong
 Kong)                                           36,600         654,225        59,050       1,055,519
Imperial Chemical Industries PLC ADR (UK)         3,550         169,069         5,750         273,844
KLM Royal Dutch Airlines ADR (Netherlands)
 +                                                1,050          34,781         1,700          56,313
Montedison SpA ADR (Italy) +                      5,850          43,875         9,400          70,500
National Australia Bank Ltd ADS
 (Australia)                                      3,350         144,469         5,400         232,875
News Corporation Ltd ADR (Australia)              2,450          55,738         3,950          89,863
Novo-Nordisk A/S ADR (Denmark)                    7,000         199,500        11,250         320,625
Philips Electronics NV (Netherlands)              3,250         146,250         5,250         236,250
RTZ PLC ADR (UK)                                  4,650         256,913         7,500         414,375
Repsol SA ADR (Spain)                             3,150          99,619         5,050         159,706
Rhone-Poulenc SA ADR (France)                     7,450         154,588        12,000         249,000
Royal Dutch Petroleum Co ADR (Netherlands)        3,300         393,525         5,303         632,383
Smithkline Beecham PLC ADR (UK)                   3,500         156,625         5,650         252,838
Telecommunications of New Zealand Corp ADR
 (New Zealand)                                    1,500          95,813         2,450         156,494
Telefonica de Espana ADR (Spain)                  4,100         166,563         6,650         270,156
Total Compagnie Francaise des Petroles SA
 ADR (France)                                     6,700         199,325        10,850         322,788
Unilever NV (Netherlands)                         9,415       1,163,929        15,232       1,883,056
U.S. Industries Inc +                               260           4,063           335           5,234
Vodafone Group PLC ADR (UK)                       3,200         134,000         5,150         215,656
Western Mining Holdings Corp Ltd ADR
 (Australia)                                      2,850          76,594         4,600         123,625
Westpac Banking Corp ADR (Australia)              3,100          58,125         5,000          93,750
INTERNATIONAL STOCKS - VALUE                               $ 10,631,399                  $ 17,168,653
                    - COST                                 $ 10,637,685                  $ 17,274,456
JAPANESE STOCKS
PERCENT OF NET ASSETS                                              4.4%                          5.2%
CSK Corp ADR                                      4,200    $   $112,350         7,400    $   $197,950
Canon Inc ADR                                     1,300         117,163         2,250         202,781
Fuji Photo Film Co Ltd ADR                        1,700          84,575         3,050         151,738

78                                                                            79

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Hitachi Ltd ADR                                     400          43,500           550          59,813        1,400          152,250
Honda Motor Co Ltd ADR                            1,000          34,875         1,400          48,825        3,450          120,319
Ito Yokado Co Ltd ADR                               550         116,325           700         148,050        1,700          359,550
Japan Air Lines Co ADR                            8,800         111,100        11,350         143,294       28,400          358,550
Kirin Brewery Co ADR                              1,400         147,700         1,800         189,900        4,600          485,300
Kubota Corp ADR                                     100          13,000           100          13,000          100           13,000
Kyocera Corp ADR                                    250          44,563           300          53,475          750          133,688
Makita Corp ADR                                   2,150          33,863         2,850          44,888        7,100          111,825
Matsushita Electric Industrial Co Ltd ADR           250          39,125           250          39,125          650          101,725
Mitsui & Co Ltd ADR                                 850         134,300         1,150         181,700        2,950          466,100
NEC Corp ADR                                        950          61,631         1,250          81,094        3,050          197,869
Nippon Telephone & Telegraph ADR                  1,800          81,900         2,350         106,925        5,900          268,450
Nissan Motor Co Ltd ADR                           2,200          33,275         3,000          45,375        7,550          114,194
Pioneer Electronics Corp                          1,750          35,000         2,350          47,000        5,900          118,000
SONY Corp ADR                                       600          33,075           800          44,100        2,000          110,250
Tokio Marine & Fire Insurance Co ADR              4,200         246,225         5,500         322,438       13,800          809,025
Toyota Motor Corp ADR                             1,500          59,063         1,950          76,781        4,850          190,969

JAPANESE STOCKS - VALUE                                    $  1,395,221                  $  1,806,652                  $  4,518,177
                - COST                                     $  1,405,819                  $  1,821,087                  $  4,574,324

TOTAL COMMON STOCKS - VALUE                                $ 18,392,654                  $ 36,703,186                  $ 81,404,848
                     - COST                                $ 16,232,071                  $ 32,550,948                  $ 72,073,092


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Hitachi Ltd ADR                                   1,050         114,188         1,850         201,188
Honda Motor Co Ltd ADR                            2,650          92,419         4,650         162,169
Ito Yokado Co Ltd ADR                             1,350         285,525         2,350         497,025
Japan Air Lines Co ADR                           22,000         277,750        38,500         486,063
Kirin Brewery Co ADR                              3,550         374,525         6,200         654,100
Kubota Corp ADR                                     100          13,000           100          13,000
Kyocera Corp ADR                                    600         106,950         1,000         178,250
Makita Corp ADR                                   5,500          86,625         9,700         152,775
Matsushita Electric Industrial Co Ltd ADR           500          78,250           900         140,850
Mitsui & Co Ltd ADR                               2,300         363,400         3,950         624,100
NEC Corp ADR                                      2,350         152,456         4,200         272,475
Nippon Telephone & Telegraph ADR                  4,600         209,300         8,050         366,275
Nissan Motor Co Ltd ADR                           5,850          88,481        10,300         155,788
Pioneer Electronics Corp                          4,600          92,000         8,050         161,000
SONY Corp ADR                                     1,550          85,444         2,700         148,838
Tokio Marine & Fire Insurance Co ADR             10,700         627,288        18,800       1,102,150
Toyota Motor Corp ADR                             3,800         149,625         6,650         261,844
JAPANESE STOCKS - VALUE                                    $  3,511,314                  $  6,130,359
                - COST                                     $  3,554,040                  $  6,208,862
TOTAL COMMON STOCKS - VALUE                                $ 65,166,543                  $113,346,544
                     - COST                                $ 58,171,665                  $102,372,212

80                                                                            81

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                        LIFEPATH 2000                LIFEPATH 2010          LIFEPATH 2020
                                                  --------------------------   --------------------------   -------------
SECURITY NAME                                             PAR          VALUE           PAR          VALUE             PAR

LONG-TERM GOVERNMENT BONDS
PERCENT OF NET ASSETS                                                   6.4%                         5.5%
U.S. Treasury Bonds, 6.25% - 11.88%, 11/15/03 -
 11/15/24                                          4,150,000    $  5,143,654    3,150,000    $  3,949,123     6,100,000

U.S. TREASURY BONDS - COST                                      $  5,065,337                 $  3,876,938

INTERMEDIATE-TERM GOVERNMENT NOTES
PERCENT OF NET ASSETS                                                  52.0%                        35.9%
U.S. Treasury Notes, 4.38% - 9.13%, 09/30/96 -
 02/15/05                                         41,600,000    $ 41,969,099   25,250,000    $ 25,777,209    23,680,000

U.S. TREASURY NOTES - COST                                      $ 41,285,135                 $ 25,354,189

MONEY MARKETS
PERCENT OF NET ASSETS                                                  18.4%                         8.7%
U.S. Treasury Bills, 5.20% - 5.54%++, 09/07/95 -
 11/24/95                                         14,998,000    $ 14,853,037    6,324,000    $  6,267,044     7,143,000

U.S. TREASURY BILLS - COST                                      $ 14,851,611                 $  6,266,466

TOTAL INVESTMENTS - VALUE                                        $80,358,444                  $72,696,562
(NOTES 1 AND 3)     - COST**                                     $77,434,154                  $68,048,541

---------------------------------------------------------------------------------------------------------   -------------

TOTAL INVESTMENTS IN SECURITIES                        99.6%    $ 80,358,444       101.3%    $ 72,696,562        100.9%
Other Assets and Liabilities, Net                       0.4%         293,587        (1.3  )%     (940,446)        (0.9  )%
                                                  -----------   ------------   -----------   ------------   -------------

TOTAL NET ASSETS                                      100.0%    $ 80,652,031       100.0%    $ 71,756,116        100.0%
                                                  -----------   ------------   -----------   ------------   -------------
                                                  -----------   ------------   -----------   ------------   -------------
-------------------------------------------------------------------------------------------------------------------------

                                                  LIFEPATH 2020        LIFEPATH 2030                LIFEPATH 2040
                                                  -------------  --------------------------   --------------------------

SECURITY NAME                                             VALUE          PAR          VALUE           PAR          VALUE
LONG-TERM GOVERNMENT BONDS
PERCENT OF NET ASSETS                                      5.9%                       11.6%                         2.7%
U.S. Treasury Bonds, 6.25% - 11.88%, 11/15/03 -
 11/15/24                                         $   6,970,655   8,130,000    $  9,311,472    2,750,000    $  3,159,014
U.S. TREASURY BONDS - COST                        $   6,400,271                $  8,618,027                 $  2,990,987
INTERMEDIATE-TERM GOVERNMENT NOTES
PERCENT OF NET ASSETS                                     20.3%                        3.4%                         0.2%
U.S. Treasury Notes, 4.38% - 9.13%, 09/30/96 -
 02/15/05                                         $  24,129,255   2,800,000    $  2,744,344      250,000    $    272,188
U.S. TREASURY NOTES - COST                        $  23,696,750                $  2,727,389                 $    268,523
MONEY MARKETS
PERCENT OF NET ASSETS                                      6.0%                        3.8%                         2.7%
U.S. Treasury Bills, 5.20% - 5.54%++, 09/07/95 -
 11/24/95                                         $   7,078,722   3,057,000    $  3,028,756    3,269,000    $  3,233,487*
U.S. TREASURY BILLS - COST                        $   7,078,396                $  3,028,578                 $  3,233,206
TOTAL INVESTMENTS - VALUE                          $119,583,480                 $80,251,115                 $120,011,233
(NOTES 1 AND 3)     - COST**                       $109,248,509                 $72,545,659                 $108,864,928
------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                   $ 119,583,480      100.3%    $ 80,251,115       101.3%    $120,011,233
Other Assets and Liabilities, Net                    (1,065,466)      (0.3  )%     (276,831)       (1.3  )%   (1,546,269)
                                                  -------------  -----------   ------------   -----------   ------------
TOTAL NET ASSETS                                  $ 118,518,014      100.0%    $ 79,974,284       100.0%    $118,464,964
                                                  -------------  -----------   ------------   -----------   ------------
                                                  -------------  -----------   ------------   -----------   ------------
-------------------------------------------------------------------------------------------------------------------------

 + NON-INCOME EARNING SECURITIES.
++ YIELD TO MATURITY.
 * CERTAIN U.S. TREASURY BILLS ARE PLEDGED AS COLLATERAL FOR SECURITY CONTRACTS. SEE NOTE 1.
** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME FOR FINANCIAL STATEMENT PURPOSES AND NET
   UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation                                $3,239,625                    $5,177,713                   $11,522,372
Gross Unrealized Depreciation                                  (315,335)                     (529,692)                   (1,187,401)
                                                           ------------                  ------------                  ------------
NET UNREALIZED APPRECIATION                                  $2,924,290                    $4,648,021                  $ 10,334,971
                                                           ------------                  ------------                  ------------
                                                           ------------                  ------------                  ------------

Gross Unrealized Appreciation                                $8,667,751                   $12,841,849
Gross Unrealized Depreciation                                  (962,295)                   (1,695,544)
                                                           ------------                  ------------
NET UNREALIZED APPRECIATION                                  $7,705,456                  $ 11,146,305
                                                           ------------                  ------------
                                                           ------------                  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

82                                                                            83

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
AUGUST 31, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)
    (Note 1)                       $80,358,444       $72,696,562      $119,583,480
  Cash                                   1,946             3,604             6,036
RECEIVABLES:
  Dividends and interest               689,839           438,608           489,168
  Beneficial interests sold            354,143           180,600           199,424
  Variation margin on
    futures contracts                        0                 0                 0
TOTAL ASSETS                        81,404,372        73,319,374       120,278,108
LIABILITIES
PAYABLES:
  Investment securities
    purchased                                0         1,004,710         1,003,939
  Allocation to beneficial
    interest holders                   663,136           495,080           650,791
  Beneficial interests
    redeemed                            17,082                 0                 0
  Due to adviser                        72,123            63,468           105,364
TOTAL LIABILITIES                      752,341         1,563,258         1,760,094

TOTAL NET ASSETS                   $80,652,031       $71,756,116      $118,518,014
INVESTMENTS AT COST                $77,434,154       $68,048,541      $109,248,509
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                 MASTER SERIES     MASTER SERIES
----------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)
    (Note 1)                       $80,251,115      $120,011,233
  Cash                                   2,065             4,335
RECEIVABLES:
  Dividends and interest               306,496           329,400
  Beneficial interests sold            329,803           309,715
  Variation margin on
    futures contracts                        0             1,700
TOTAL ASSETS                        80,889,479       120,656,383
LIABILITIES
PAYABLES:
  Investment securities
    purchased                          500,747         1,694,933
  Allocation to beneficial
    interest holders                   343,852           394,128
  Beneficial interests
    redeemed                                 0                 0
  Due to adviser                        70,596           102,358
TOTAL LIABILITIES                      915,195         2,191,419

TOTAL NET ASSETS                   $79,974,284      $118,464,964
INVESTMENTS AT COST                $72,545,659      $108,864,928
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                          $ 231,215         $ 400,713        $  885,614
  Interest                           1,776,738         1,063,437         1,174,378
TOTAL INVESTMENT INCOME              2,007,953         1,464,150         2,059,992
EXPENSES (NOTE 2)
  Advisory fees                        194,714           164,464           277,294
TOTAL EXPENSES                         194,714           164,464           277,294
NET INVESTMENT INCOME                1,813,239         1,299,686         1,782,698
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain on sale
    of investments                     819,544           794,570         1,765,492
  Net realized gain on sale
    of futures contracts                27,030            67,639           542,038
  Net change in unrealized
    appreciation of
    investments                      2,919,380         4,100,538         7,982,249
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                  (15,075)          (10,050)                0
NET GAIN ON INVESTMENTS              3,750,879         4,952,697        10,289,779
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $5,564,118        $6,252,383       $12,072,477
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                 MASTER SERIES     MASTER SERIES
----------------------------------------------------------------
INVESTMENT INCOME
  Dividends                          $ 672,254       $ 1,068,190
  Interest                             478,912           263,859
TOTAL INVESTMENT INCOME              1,151,166         1,332,049
EXPENSES (NOTE 2)
  Advisory fees                        180,334           254,006
TOTAL EXPENSES                         180,334           254,006
NET INVESTMENT INCOME                  970,832         1,078,043
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain on sale
    of investments                   2,072,718         3,703,158
  Net realized gain on sale
    of futures contracts                47,954            94,934
  Net change in unrealized
    appreciation of
    investments                      5,647,335         7,972,248
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                        0            50,750
NET GAIN ON INVESTMENTS              7,768,007        11,821,090
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $8,738,839       $12,899,133
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     LIFEPATH 2000 MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
  Net investment income            $ 1,813,239       $ 2,112,452
  Net realized gain (loss)
    on sale of investments             819,544           118,927
  Net realized gain (loss)
    on sale of futures
    contracts                           27,030            48,130
  Net change in unrealized
    appreciation of
    investments                      2,919,380             4,911
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                  (15,075)           15,075
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           5,564,118         2,299,495
NET INCREASE IN NET ASSETS
 RESULTING FROM BENEFICIAL
 INTERESTS TRANSACTIONS             13,453,692        59,314,726
INCREASE IN NET ASSETS              19,017,810        61,614,221
NET ASSETS:
Beginning net assets                61,634,221            20,000
ENDING NET ASSETS                  $80,652,031       $61,634,221
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     LIFEPATH 2010 MASTER SERIES         LIFEPATH 2020 MASTER SERIES
                              ----------------------------------  ----------------------------------
                                   (UNAUDITED)           FOR THE       (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED           FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,  SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995   AUGUST 31, 1995              1995
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Net investment income            $ 1,299,686       $ 1,467,751       $ 1,782,698       $ 1,990,649
  Net realized gain (loss)
    on sale of investments             794,570             2,805         1,765,492            52,734
  Net realized gain (loss)
    on sale of futures
    contracts                           67,639           295,721           542,038           (21,107)
  Net change in unrealized
    appreciation of
    investments                      4,100,538           547,483         7,982,249         2,352,722
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                  (10,050)           10,050                 0                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           6,252,383         2,323,810        12,072,477         4,374,998
NET INCREASE IN NET ASSETS
 RESULTING FROM BENEFICIAL
 INTERESTS TRANSACTIONS             16,019,399        47,140,524        24,202,761        77,847,778
INCREASE IN NET ASSETS              22,271,782        49,464,334        36,275,238        82,222,776
NET ASSETS:
Beginning net assets                49,484,334            20,000        82,242,776            20,000
ENDING NET ASSETS                  $71,756,116       $49,484,334      $118,518,014       $82,242,776
----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     LIFEPATH 2030 MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
  Net investment income             $  970,832       $ 1,148,788
  Net realized gain (loss)
    on sale of investments           2,072,718          (144,351)
  Net realized gain (loss)
    on sale of futures
    contracts                           47,954           (38,856)
  Net change in unrealized
    appreciation of
    investments                      5,647,335         2,058,121
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                        0                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           8,738,839         3,023,702
NET INCREASE IN NET ASSETS
 RESULTING FROM BENEFICIAL
 INTERESTS TRANSACTIONS             20,600,972        47,590,771
INCREASE IN NET ASSETS              29,339,811        50,614,473
NET ASSETS:
Beginning net assets                50,634,473            20,000
ENDING NET ASSETS                  $79,974,284       $50,634,473
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     LIFEPATH 2040 MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
  Net investment income            $ 1,078,043       $ 1,039,966
  Net realized gain (loss)
    on sale of investments           3,703,158           140,585
  Net realized gain (loss)
    on sale of futures
    contracts                           94,934          (102,175)
  Net change in unrealized
    appreciation of
    investments                      7,972,248         3,174,056
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                   50,750                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          12,899,133         4,252,432
NET INCREASE IN NET ASSETS
 RESULTING FROM BENEFICIAL
 INTERESTS TRANSACTIONS             39,006,309        62,287,090
INCREASE IN NET ASSETS              51,905,442        66,539,522
NET ASSETS:
Beginning net assets                66,559,522            20,000
ENDING NET ASSETS                 $118,464,964       $66,559,522
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION

    Master Investment Portfolio ("Master Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Master Portfolio was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 (the "Trust") and had no operations prior to March 1, 1994. Master Portfolio is currently authorized to issue fourteen separate diversified portfolios (the "Master Series"), of which the following have commenced operations: LifePath 2000 Master Series, LifePath 2010 Master Series, LifePath 2020 Master Series, LifePath 2030 Master Series, LifePath 2040 Master Series, Asset Allocation Master Series, Bond Index Master Series, S&P 500 Index Master Series and U.S. Treasury Allocation Master Series. The following significant accounting policies are consistently followed by Master Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The financial statements for the Asset Allocation Master Series, Bond Index Master Series, S&P 500 Index Master Series and U.S. Treasury Allocation Master Series are presented separately.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Master Series covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Series are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by Master Portfolio's Board of Trustees.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

    FEDERAL INCOME TAXES

    Each Master Series of the Trust intends to qualify as a partnership for federal income tax purposes. Each Master Series therefore believes that it will not be subject to any federal income tax on its income and net capital gains (if any). However, each investor in a Master Series will be taxable on its allocable share of the partnership's income and capital gains. The determination of such share will be made in accordance with the applicable sections of the Code.

    It is intended that each Master Series' assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Series will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Series.

    FUTURES CONTRACTS

    The Master Series may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, a Master Series is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Series as unrealized gains or losses. When the contract is closed, the Master Series records a realized gain or loss equal to the difference between the

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Series are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1995, the following Master Series had futures contracts outstanding:

                                                                   NOTIONAL          NET
                NUMBER OF                                          CONTRACT   UNREALIZED
MASTER SERIES   CONTRACTS             TYPE    EXPIRATION DATE         VALUE  APPRECIATION
----------------------------------------------------------------------------------------
LifePath 2040           2    S&P 500 Index     September 1995      $562,850      $50,750

    The LifePath 2040 Master Series has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $55,000.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Master Portfolio has entered into an investment advisory agreement on behalf of the Master Series with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the agreement, WFB provides investment guidance and policy direction in connection with the daily portfolio management of each Master Series, for which it is entitled to be compensated by the Master Portfolio monthly at an annual rate of 0.55% of the average daily net assets of each Master Series. WFB has engaged Wells Fargo Nikko Investment Advisors ("WFNIA") to provide sub-advisory services to each Master Series. Pursuant to a Sub-Advisory Agreement, WFNIA, subject to the supervision and approval of WFB, provides investment advisory assistance and the day-to-day management of each Master Series' assets, subject to the overall authority of Master Portfolio's Board of Trustees. For providing these services, WFNIA is entitled to be compensated by WFB monthly at an annual rate of 0.40% of the average daily net assets of the Master Series.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    In addition, Wells Fargo Institutional Trust Company N.A. ("WFITC"), a subsidiary of WFNIA, acts as custodian for the Master Series. Custody fees are paid to WFITC from the sub-advisory fee paid to WFNIA.

    On June 21, 1995, Wells Fargo & Co. and The Nikko Securities Co., Ltd. signed a definitive agreement to sell their partnership interests in WFNIA to Barclays Bank PLC ("Barclays") of the U.K.. The sale, which is subject to the approval of appropriate regulatory authorities, is expected to close in the fourth quarter of 1995.

    Barclays is one of the oldest and largest financial institutions in the world, with approximately $264 billion in total assets at June 30, 1995. Barclays has indicated an intention to reorganize WFNIA into one of WFNIA's two current partners, which would be renamed BZW Global Investors. Barclays and its affiliates have considerable experience in managing fund assets and had approximately $35 billion of quantitative fund assets under management, as of June 30, 1995. The BZW Division of Barclays offers a full range of investment banking, capital markets and asset management services.

    Under the Investment Company Act of 1940, this proposed change in control of WFNIA would result in an assignment and termination of the current Sub-Investment Advisory Agreements among WFNIA, Wells Fargo Bank and the Master Series. Subject to approval of the Company's Board of Directors, it is contemplated that a special meeting of shareholders of the Master Series will be convened to consider a new Advisory Agreement with WFNIA's successor as the primary advisor to each Master Series, which will become effective only upon the change in control of WFNIA. It is not anticipated that the proposed change in control will change the investment objective or overall investment strategy of the Master Series.

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the administrator, sponsor and distributor for the Master Series, has paid all expenses in connection with the Master Series' organization and initial registration.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    Pursuant to the Administration Agreement, Stephens has agreed to assume all operating expenses of each LifePath Master Series, except for advisory fees, interest, brokerage fees and commissions, if any, costs of independent pricing services, and any extraordinary expenses.

    Certain officers and directors of Master Portfolio are also officers of Stephens. As of August 31, 1995, these officers of Stephens collectively owned less than 1% of the Master Series' outstanding shares of beneficial interest.

3. INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments, exclusive of short-term securities, for each Master Series for the six months ended August 31, 1995, are as follows:

                                                                      LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                                                                          2000         2010         2020         2030         2040
AGGREGATE PURCHASES                                                     MASTER       MASTER       MASTER       MASTER       MASTER
 AND SALES OF:                                                          SERIES       SERIES       SERIES       SERIES       SERIES
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                                                  $39,180,313  $16,550,109  $32,074,177  $10,876,711  $ 2,953,078
Sales proceeds                                                      33,980,141   13,528,967   32,039,129   11,721,704    7,732,943
OTHER SECURITIES:
Purchases at cost                                                    6,600,210   12,440,408   31,649,317   31,207,600   62,344,165
Sales proceeds                                                       2,999,486    2,642,297    9,817,851   10,192,691   18,702,479

4. FINANCIAL HIGHLIGHTS

    The portfolio turnover rate, excluding short-term securities, for the Master Series for each of the following periods are as follows:

                                                                    LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                                                                      2000         2010         2020         2030         2040
                                                                     MASTER       MASTER       MASTER       MASTER       MASTER
PORTFOLIO TURNOVER                                                   SERIES       SERIES       SERIES       SERIES       SERIES
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended August 31, 1995 (Unaudited)                       65%          29%          44%          35%          29%
For the Year Ended February 28, 1995                                       17%          24%          28%          40%           5%

STAGECOACH FUNDS:
- are NOT FDIC insured
- are NOT obligations of Wells Fargo Bank                                                    LOGO
- are NOT guaranteed by the Bank
- involve investment risk, including
 possible loss of principal

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. THE FUNDS ARE SPONSORED AND DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For an additional prospectus containing more complete information, including charges and expenses, call 1-800-776-0179. Read the prospectus carefully before you invest or send money.

STAGECOACH INSTITUTIONAL FUNDS
c/o Wells Fargo Bank, N.A.
Transfer Agent
420 Montgomery Street
MAC 0101-030
San Francisco, CA 94163
DATED MATERIAL
PLEASE EXPEDITE

                      LIFEPATH  FUNDS  SEMI-ANNUAL  REPORT